UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-3690

FIRST INVESTORS TAX EXEMPT FUNDS
(Exact name of registrant as specified in charter)

40 Wall Street
New York, NY 10005
(Address of principal executive offices)   (Zip code)

Joseph I. Benedek
Foresters Investment Management Company, Inc.
Raritan Plaza I
Edison, NJ 08837-3620
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END:  DECEMBER 31

DATE OF REPORTING PERIOD:  JUNE 30, 2016

Item 1.  Reports to Stockholders

The semi-annual report to stockholders follows

First Investors Funds

Tax Exempt Income Fund

Tax Exempt Opportunities Fund

Single State Tax Exempt Funds

■ California
■ Connecticut
■ Massachusetts
■ Michigan
■ Minnesota
■ New Jersey
■ New York
■ North Carolina
■ Ohio
■ Oregon
■ Pennsylvania
■ Virginia

Semi-Annual Report	June 30, 2016

FOREWORD

This report is for the information of the shareholders of the Funds. It is the policy of each Fund described in this report to mail only one copy of a Fund’s prospectus, annual report, semi-annual report and proxy statements to all shareholders who share the same mailing address and share the same last name and have invested in a Fund covered by the same document. You are deemed to consent to this policy unless you specifically revoke this policy and request that separate copies of such documents be mailed to you. In such case, you will begin to receive your own copies within 30 days after our receipt of the revocation. You may request that separate copies of these disclosure documents be mailed to you by writing to us at: Foresters Investor Services, Inc., Raritan Plaza I, Edison, NJ 08837-3620 or calling us at 1-800-423-4026.

You may obtain a free prospectus for any of the Funds by contacting your representative, calling 1-800-423-4026, writing to us at the following address: Foresters Financial Services, Inc., 40 Wall Street, New York, NY 10005, or by visiting our website at www.foresters.com. You should consider the investment objectives, risks, charges and expenses of a Fund carefully before investing. The prospectus contains this and other information about the Fund, and should be read carefully before investing.

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is possible to lose money by investing in any of the Funds. Past performance is no guarantee of future results.

A Statement of Additional Information (“SAI”) for any of the Funds may also be obtained, without charge, upon request by calling 1-800-423-4026, writing to us at our address or by visiting our website listed above. The SAI contains more detailed information about the Funds, including information about their Trustees.

Foresters FinancialTM and ForestersTM are the trade names and trademarks of The Independent Order of Foresters (Foresters), a fraternal benefit society, 789 Don Mills Road, Toronto, Canada M3C 1T9 and its subsidiaries.

Bond Market Overview

FIRST INVESTORS TAX EXEMPT FUNDS

Dear Investor:

We are pleased to provide you with our report for the six-month period ended June 30, 2016 (“the review period”).

Economic Overview

The first half of 2016 included several unexpected events which impacted various markets. Equity markets around the world had one of the toughest starts to a year on record, posting double-digit losses during the first 6 weeks of the year. This risk-off sentiment was sparked by multiple factors: weakness in the Chinese economy, a declining Chinese stock market, falling oil prices and the market’s initial anticipation of four Federal Reserve (“the Fed”) rate hikes in 2016. Most of those concerns subsided in mid-February. China’s market stabilized, oil producers talked about decreasing supply, and Janet Yellen, the chairwoman of the Fed, implied there would be fewer rate hikes than initially expected in 2016. The markets strongly rebounded in the second half of February, carrying into March, pushing returns into positive territory for the year. The tables turned again, however, as the May jobs report came in considerably lower than estimates projected and investors waited for the results of the Brexit vote. The long anticipated decision determining whether the U.K. would exit the European Union resulted in a “leave” vote, to the surprise of many. This triggered another short-term sell off, amounting to nearly a $3.6 trillion loss out of stocks worldwide. However, after the Bank of England and the European Central Bank indicated their intentions to loosen credit, the markets rebounded sharply.

The U.S. economy continued to grind along with signs of improvement in the first quarter. Manufacturing data and employment numbers improved. However, wage growth and inflation were still below historical averages. Despite positive signals, the Fed remained cautious. It lowered the projected 2016 U.S. GDP growth rate from 2.2% to 2.0%. Annualized U.S. GDP growth came in at 1.1% in the first quarter, below the Fed’s projection, driven by work force growth and increased productivity.

Second quarter U.S. GDP growth was projected to come in at 2.6%, but came in weaker at 1.2%. Consumer sentiment for the period was relatively positive, and retail sales were up, although limited mainly to online sales and specialty retailers. A small increase in inflation and a slight rebound in energy prices started to push up the Consumer Price Index. The housing market, both in new construction and existing home sales, remained strong. Looking ahead, market fundamentals remain positive. However, the long-term implications of the Brexit vote are unknown and will likely lead to market volatility in the future.

The Bond Market

Declining interest rates, in part due to aggressive European Central Bank easing, led U.S. Treasuries to their best first quarter start of a year since 2008. This positive fixed income performance, both domestically and internationally, continued in the second quarter.

Bond Market Overview (continued)

FIRST INVESTORS TAX EXEMPT FUNDS

Bonds also benefited from the Fed lowering expectations of the frequency of interest rate hikes going forward. The Fed kept interest rates unchanged at its Federal Open Market Committee meeting in June following the disappointing May employment report. Markets priced in only a 9% chance that the Fed would raise rates by the end of the year as of June’s close, down substantially from the 74% chance it predicted on May 31st.

The U.S. bond market as measured by the BofA Merrill Lynch U.S. Broad Market Index gained 5.42% during the review period. The 2-year U.S. Treasury yield, which is very sensitive to changes in Fed policy, declined from 1.05% as of 12/31/15 to 0.58%. The 10-year U.S. Treasury yield fell from 2.27% to 1.47%. Longer-dated bonds significantly outperformed shorter-dated bonds. Longer-dated issues are more sensitive to positive effects of falling rates, like bond prices rising, due to their longer duration.

Municipal bonds had positive returns each month of the review period, returning 4.41%. Despite elevated issuance, strong demand, including unexpected buying from foreign investors looking for yield, was a major factor in municipal bond market performance. Uncertainty around the economic recovery, the Fed’s lower glide path for interest rate increases, and the U.K. vote created a favorable environment for municipals which tend to be more insulated than other bond sectors from some of these macro concerns.

Investment grade corporate bonds returned 7.56% for the review period. The sector benefited from the European Central Bank’s corporate bond buying program, as well as a general search for yield by investors. Lower quality bonds continued to be the strongest performing segment of the corporate bond market. Energy was the strongest sector as oil rallied from its recent loss.

The high yield bond market showed strong performance, returning 9.20% year-to-date. The lowest credit quality tier of high yield (CCC-rated bonds) struggled into mid-February but rallied back to outperform the higher quality segment with distressed energy companies rallying the most. Demand for the asset class also benefited from investors searching for income.

International fixed income had very strong returns, driven by the downward movement in the U.S. dollar and declining global yields. As of the end of the second quarter, 36% of global government bonds had negative yields. Emerging markets were up 10.22% year-to-date in U.S. dollar terms. Non-U.S. sovereign bonds were up 13.50% year-to-date in U.S. dollar terms.

Thank you for placing your trust in Foresters Financial. As always, we appreciate the opportunity to serve your investment needs.

Clark D. Wagner
President
Foresters Investment Management Company, Inc.

July 29, 2016

This Overview is not part of the Funds’ financial report and is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus. The views expressed in the Overview reflect those views of the President of Foresters Investment Management Company, Inc. through the end of the period covered. Any such views are subject to change at any time based upon market or other conditions and we disclaim any responsibility to update such views. This Overview may not be relied upon as investment advice or an indication of current or future trading intent on behalf of any Fund.

There are a variety of risks associated with investing in mutual funds. For all funds, there is the risk that securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations. For bond funds, the risks include interest rate risk and credit risk. Interest rate risk is the risk that bonds will decrease in value as interest rates rise. As a general matter, bonds with longer maturities fluctuate more than bonds with shorter maturities in reaction to changes in interest rates. Credit risk is the risk that bonds will decline in value as the result of a decline in the credit rating of the bonds or the economy as a whole, or that the issuer will be unable to pay interest and/or principal when due. Municipal funds also have the risk that the funds’ returns will be impacted by events that affect the municipal securities market generally or in a particular state. During times of market stress, it may be difficult to sell municipal securities at a favorable time or price. The use of derivatives also involves risks, such as possible counterparty defaults, potential losses if the reference asset or interest rate does not move as expected, and the potential for greater losses than if the derivatives had not been used. You should consult your prospectus for a precise explanation of the risks associated with your fund.

Understanding Your Fund’s Expenses (unaudited)

FIRST INVESTORS TAX EXEMPT FUNDS

As a mutual fund shareholder, you incur two types of costs: (1) transaction costs, including a sales charge (load) on purchase payments (on Class A shares only) and a contingent deferred sales charge on redemptions (on Class B shares only); and (2) ongoing costs, including advisory fees; distribution and service fees (12b-1) (on Class A and Class B shares only); and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 in each Fund at the beginning of the period, January 1, 2016, and held for the entire six-month period ended June 30, 2016. The calculations assume that no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Actual Expenses Example:

These amounts help you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To estimate the expenses you paid on your account during this period, simply divide your ending account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period”.

Hypothetical Expenses Example:

These amounts provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios for Class A, Class B, Advisor Class and Institutional Class shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transaction costs, such as front-end or contingent deferred sales charges (loads). Therefore, the hypothetical expense example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Fund Expenses (unaudited)

TAX EXEMPT INCOME FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (1/1/16)	Ending Account Value (6/30/16)	Expenses Paid During Period (1/1/16-6/30/16)*
Class A Shares	0.96%
Actual		$1,000.00	$1,028.04	$4.84
Hypothetical**		$1,000.00	$1,020.09	$4.82
Class B Shares	1.75%
Actual		$1,000.00	$1,024.55	$8.81
Hypothetical**		$1,000.00	$1,016.16	$8.77
Advisor Class Shares	0.65%
Actual		$1,000.00	$1,029.40	$3.28
Hypothetical**		$1,000.00	$1,021.63	$3.27
Institutional Class Shares	0.64%
Actual		$1,000.00	$1,030.35	$3.23
Hypothetical**		$1,000.00	$1,021.68	$3.22

*

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived and/or assumed.

**	Assumed rate of return of 5% before expenses.

Portfolio Composition

TOP TEN STATES

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2016, and are based on the total value of investments.

Portfolio of Investments

TAX EXEMPT INCOME FUND

June 30, 2016

Principal Amount		Security	Value
		MUNICIPAL BONDS—99.5%
		Alabama—.8%
$5,000	M	Mobile Public Edl. Bldg. Auth. Rev. 5% 3/1/2018 (a)	$5,366,500
		Alaska—.5%
3,200	M	Alaska State Housing Fin. Corp. St. Cap. Proj. 5% 12/1/2027	3,718,976
		Arizona—2.7%
5,000	M	Arizona Health Facs. Auth. Rev. 6% 1/1/2027	5,382,900
7,015	M	Arizona State Trans. Brd. Hwy. Rev. 5% 7/1/2018 (a)	7,629,303
5,000	M	Salt River Proj. Agric. Impt. & Pwr. Dist. Elec. Sys. Rev. 5% 1/1/2033	5,320,050
			18,332,253
		Arkansas—.8%
5,000	M	Pulaski County Children's Hosp. Rev. 5.5% 3/1/2039	5,553,850
		California—4.3%
5,000	M	California Health Facs. Fing. Auth. Rev. 5.125% 7/1/2031	5,689,050
		California State General Obligation:
5,000	M	5.25% 9/1/2030	6,363,400
5,000	M	5% 11/1/2030	6,270,500
5,000	M	California Statewide Cmntys. Dev. Auth. Rev. 5.125% 7/1/2024	5,434,550
5,000	M	Los Angeles Community College Dist. GO 5% 8/1/2018 (a)	5,457,550
			29,215,050
		Colorado—.8%
5,000	M	Colorado Health Facs. Auth. Rev. 5.5% 7/1/2034	5,629,150
		Connecticut—.9%
5,000	M	Connecticut State Health & Educational Facs. 5% 12/1/2045	6,171,200
		District of Columbia—1.7%
5,000	M	District of Columbia GO 6% 6/1/2021	6,176,800
5,000	M	District of Columbia Rev. 5.5% 8/15/2017 (a)	5,273,350
			11,450,150

Principal Amount		Security	Value
		Florida—10.9%
$5,000	M	Broward County Airport Sys. Rev. 5.375% 10/1/2029	$5,665,150
5,000	M	Duval County School Board COP 5.25% 7/1/2019 (a)	5,667,650
475	M	Florida Housing Fin. Corp. Rev. 5% 1/1/2026	475,062
5,500	M	Florida State Board of Education GO 5.5% 6/1/2038	6,049,890
5,000	M	Florida State Mun. Pwr. Agy. Elec. Rev. 5.5% 10/1/2019 (a)	5,758,200
4,305	M	Lee County Airport Rev. 5% 10/1/2033	5,252,574
5,000	M	Manatee County School Board COP 5.625% 7/1/2031	5,896,650
5,000	M	Miami-Dade County Prof. Sports Franchise Fac. Tax. Rev.
		5.375% 10/1/2028	5,580,200
5,000	M	Miami-Dade County Pub. Facs. 5.5% 6/1/2029	5,663,300
5,000	M	Miami-Dade County School Board COP 5.375% 2/1/2019 (a)	5,594,750
5,000	M	Miami-Dade County Spl. Oblig. 5% 4/1/2029	5,425,250
5,000	M	Miami-Dade County Water & Sewer Rev. 5.125% 10/1/2018 (a)	5,497,150
5,000	M	Orange County School Board COP 5.5% 8/1/2019 (a)	5,722,600
5,000	M	Port St. Lucie Utility Rev. 5% 9/1/2029	5,397,000
			73,645,426
		Georgia—5.7%
5,000	M	Atlanta Airport Revenue 5.25% 1/1/2030	5,877,850
		Atlanta Water & Wastewater Revenue:
9,040	M	5.5% 11/1/2019	10,456,297
5,000	M	5.25% 11/1/2034	5,636,800
5,000	M	5% 11/1/2035	6,195,550
4,830	M	Georgia State Environmental Loan Acquisition Corp.
		5.125% 3/15/2031	5,094,201
5,000	M	JPMorgan Chase Putters 9.056% 1/1/2017 (b)	5,443,900
			38,704,598
		Illinois—7.3%
20,000	M	Chicago Board of Education Lease Certificates 6% 1/1/2020	21,233,800
5,000	M	Chicago O'Hare Intl. Airport Rev. 6.5% 1/1/2041	6,109,000

Portfolio of Investments (continued)

TAX EXEMPT INCOME FUND

June 30, 2016

Principal Amount		Security	Value
		Illinois (continued)
		Illinois Finance Auth. Revenue:
$5,000	M	Alexian Brothers Health 5.25% 1/1/2022	$5,409,900
5,000	M	Children's Memorial Hospital 5.25% 8/15/2033	5,416,100
7,000	M	Northwestern Memorial Hospital 5.75% 8/15/2030	8,133,300
2,585	M	Regional Transportation Auth. 7.75% 6/1/2019	2,904,868
			49,206,968
		Indiana—2.7%
7,540	M	Greater Clark County Sch. Bldg. First Mtg. Rev. 5.25% 1/15/2018 (a)	8,076,169
1,235	M	Indiana State Hsg. & Cmnty. Dev. Auth. Mtg. Rev.
		6.125% 7/1/2029	1,289,846
8,330	M	Indianapolis Gas Util. Rev. 5.25% 8/15/2025	9,062,290
			18,428,305
		Kentucky—.8%
5,000	M	Kentucky Eco. Dev. Fin. Auth. Rev. 5.75% 12/1/2028	5,346,550
		Louisiana—1.2%
10,250	M	Regional Trans. Auth. Zero Coupon 12/1/2021	7,898,958
		Maine—.4%
2,220	M	Maine Edl. Ln. Auth. Student Ln. Rev. 5.875% 12/1/2039	2,470,749
		Massachusetts—3.0%
2,385	M	Massachusetts Edl. Fin. Auth. Loan Rev. 5.25% 1/1/2028	2,617,943
5,000	M	Massachusetts St. GO 5% 7/1/2037	6,193,050
5,000	M	Massachusetts St. Health & Edl. Facs. Auth. Rev. 5% 7/1/2034	5,604,450
5,185	M	Massachusetts St. Wtr. Res. Auth. ROLS 9.101% 4/13/2017 (b)	5,669,123
			20,084,566
		Michigan—6.1%
5,000	M	Detroit Swr. Disp. Rev. 7.5% 7/1/2033	5,813,500
5,000	M	Detroit Water Supply Sys. Rev. 6.25% 7/1/2036	5,666,400

Principal Amount		Security	Value
		Michigan (continued)
$10,000	M	Michigan State Grant Antic. Bonds 5.25% 9/15/2025	$10,547,200
5,000	M	Michigan State Hosp. Fin. Auth. 6.25% 12/1/2018 (a)	5,667,150
4,500	M	Monroe County Economic Dev. Corp. 6.95% 9/1/2022	5,933,610
6,300	M	Wayne County Airport Auth. Rev. 5% 12/1/2045	7,626,213
			41,254,073
		Minnesota—.9%
5,000	M	Hennepin County 5% 12/1/2039 (c)	6,410,800
		Missouri—.8%
5,000	M	Missouri State Health & Educ. Facs. Auth. Rev. 5.5% 11/15/2018 (a)	5,569,600
		Montana—.2%
1,230	M	Montana State Brd. Hsg. Single Family Prog. 5.45% 12/1/2033	1,290,467
		Nevada—.8%
5,000	M	Clark County Passenger Facs. Chrg. McCarran Arpt. Rev. 5% 7/1/2030	5,629,650
		New Jersey—3.5%
5,000	M	Camden County Impt. Auth. Rev. 5% 1/15/2040	6,110,850
5,000	M	New Jersey State Higher Educ. Assist. Student Ln. Rev.
		5.625% 6/1/2030	5,577,050
		New Jersey State Turnpike Auth. Revenue:
5,000	M	5% 1/1/2030	5,975,650
5,000	M	5% 1/1/2043	5,890,950
			23,554,500
		New Mexico—.8%
5,000	M	Grant County Dept. of Health 5.25% 7/1/2031	5,390,750
		New York—14.2%
5,000	M	Metropolitan Trans. Auth. 5% 11/15/2039	6,334,650
22,000	M	New York City Municipal Water Fin. Auth. Rev. 6% 6/15/2021	27,470,520

Portfolio of Investments (continued)

TAX EXEMPT INCOME FUND

June 30, 2016

Principal Amount		Security	Value
		New York (continued)
		New York City Trans. Fin. Auth. Rev. Future Tax:
$7,500	M	5% 11/1/2038	$8,848,875
5,000	M	5% 8/1/2042	6,118,900
		New York State Dorm. Auth. Revenue:
3,950	M	Cornell University 5% 7/1/2040	4,545,778
10,000	M	New York University 5.75% 7/1/2027	13,049,000
		Personal Income Tax Revenue:
5,000	M	5% 3/15/2035	6,048,200
5,000	M	5% 2/15/2037	6,009,300
2,565	M	State University 5.875% 5/15/2017	2,682,272
5,000	M	New York State Environmental Facs. Corp. 5% 6/15/2041	6,327,650
7,780	M	Port Authority of New York & New Jersey Drivers 9.016% 2/15/2017 (b)	8,545,085
			95,980,230
		North Carolina—.8%
5,000	M	Charlotte-Mecklenburg Hospital Auth. Health Care Rev.
		5.25% 1/15/2034	5,500,900
		Ohio—3.6%
5,000	M	Allen County Hospital Facilities Rev. 5% 11/1/2043	5,908,350
5,000	M	American Mun. Pwr. Rev. 5.25% 2/15/2019 (a)	5,591,000
3,710	M	Jefferson County GO 5.75% 12/1/2019	4,028,058
5,000	M	Ohio State Hospital Facility Health Rev. 5.5% 1/1/2034	5,623,700
		Ohio State Housing Fin. Agy. Residential Mtg. Revenue:
1,045	M	6.125% 9/1/2028	1,092,955
2,145	M	5.85% 9/1/2033	2,286,935
			24,530,998
		Pennsylvania—3.6%
5,000	M	Allegheny County Port Authority Special Rev. 5% 3/1/2025	5,835,050
6,000	M	Pennsylvania State Turnpike Commission 5% 12/1/2043	7,157,760
5,000	M	Philadelphia GO 7.125% 7/15/2016 (a)	5,013,800
5,000	M	Philadelphia Water & Wastewater Rev. 5% 11/1/2028	6,052,750
			24,059,360

Principal Amount		Security	Value
		Rhode Island—1.1%
$7,000	M	Convention Center Auth. Rev. 5.25% 5/15/2025	$7,738,780
		South Carolina—1.8%
5,000	M	Piedmont Municipal Power Agency Electric Rev. 5.75% 1/1/2034	5,979,200
5,000	M	South Carolina State Pub. Svc. Auth. Rev. 5.25% 12/1/2055	6,114,600
			12,093,800
		Texas—8.0%
5,000	M	Dallas County Util. & Reclamation District GO 5.375% 2/15/2029	5,115,500
		Hitchcock Independent School District General Obligation:
4,385	M	5.25% 2/15/2018 (a)	4,716,638
615	M	5.25% 2/15/2030	659,415
		Houston Utilities System Wtr. & Swr. Revenue:
4,730	M	5.125% 5/15/2019 (a)	5,320,020
5,000	M	5% 11/15/2027	5,284,450
270	M	5.125% 11/15/2032	302,573
5,000	M	JP Morgan Chase Putters 9.019% 2/1/2030 (b)	6,222,100
5,000	M	Medina Valley Indpt. School District GO ROLS 9.207% 10/26/2016 (b)	5,278,800
		North Texas Tollway Auth. Revenue:
9,300	M	5.125% 1/1/2018 (a)	9,924,960
700	M	5.125% 1/1/2028	738,423
5,000	M	San Antonio Airport Sys. Rev. 5.25% 7/1/2035	5,697,600
5,000	M	Waco Independent School District GO 5.25% 8/15/2017 (a)	5,263,900
			54,524,379
		Washington—3.8%
5,000	M	Central Puget Sound Regl. Trans. Auth. Sales & Use 5% 11/1/2045	6,166,100
		Washington State Health Care Facs. Auth. Revenue:
5,000	M	Catholic Health Initiatives 6.375% 10/1/2033	5,612,050
7,000	M	Providence Health 5.25% 10/1/2033	7,628,110

Portfolio of Investments (continued)

TAX EXEMPT INCOME FUND

June 30, 2016

Principal Amount		Security		Value
		Washington (continued)
$5,500	M	Washington State ROLS 9.227% 9/1/2017 (b)		$6,220,390
				25,626,650
		West Virginia—.7%
4,500	M	West Virginia State Hospital Fin. Auth. Hosp. Rev. 5.375% 6/1/2018 (a)		5,008,410
		Wisconsin—4.3%
12,000	M	Superior Wisconsin Ltd. Oblig. Rev. 6.9% 8/1/2021		15,262,680
6,905	M	Wisconsin State General Rev. 5.75% 5/1/2033		7,827,508
5,000	M	Wisconsin State Hlth & Edl. Facs. Auth. Rev. 5% 11/15/2041		5,860,900
				28,951,088
Total Value of Municipal Bonds (cost $600,677,798)				674,337,684
		SHORT-TERM TAX EXEMPT INVESTMENTS—.7%
		Adjustable Rate Notes (d)
1,700	M	New York City .37%		1,700,000
3,000	M	Triborough Bridge & Tunnel Auth. .38%		3,000,000
Total Value of Short-Term Tax Exempt Investments (cost $4,700,000)				4,700,000
Total Value of Municipal Investments (cost $605,377,798) 100.2%			100.2%	679,037,684
Excess of Liabilities Over Other Assets (.2)				(1,037,537)
Net Assets 100.0%			100.0%	$678,000,147

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

(b)	Inverse floating rate securities (see Note 1F). Interest rates are determined and reset periodically and are the rates in effect at June 30, 2016.

(c)	A portion or all of the security purchased on a when-issued or delayed delivery basis (see Note 1E).

(d)	Interest rate is determined and reset periodically by the issuer and is the rate in effect at June 30, 2016.

Summary of Abbreviations:

COP	Certificate of Participation
GO	General Obligation
ROLS	Reset Options Long

See notes to financial statements

Fund Expenses (unaudited)

TAX EXEMPT OPPORTUNITIES FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (1/1/16)	Ending Account Value (6/30/16)	Expenses Paid During Period (1/1/16-6/30/16)*
Class A Shares	1.01%
Actual		$1,000.00	$1,036.40	$5.11
Hypothetical**		$1,000.00	$1,019.84	$5.07
Class B Shares	1.74%
Actual		$1,000.00	$1,033.07	$8.80
Hypothetical**		$1,000.00	$1,016.21	$8.72
Advisor Class Shares	0.86%
Actual		$1,000.00	$1,036.93	$4.36
Hypothetical**		$1,000.00	$1,020.58	$4.32
Institutional Class Shares	0.69%
Actual		$1,000.00	$1,038.01	$3.50
Hypothetical**		$1,000.00	$1,021.43	$3.47

*

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived and/or assumed.

**	Assumed rate of return of 5% before expenses.

Portfolio Composition

TOP TEN STATES

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2016, and are based on the total value of investments.

Portfolio of Investments (continued)

TAX EXEMPT OPPORTUNITIES FUND

June 30, 2016

Principal Amount		Security	Value
		MUNICIPAL BONDS—100.8%
		Alabama—1.0%
$2,500	M	Birmingham Special Care Facs. Fing. Auth. Rev. 6% 6/1/2019 (a)	$2,871,500
		Alaska—1.2%
		Matanuska-Susitna Boro Lease Revenue:
1,930	M	6% 9/1/2019 (a)	2,245,960
1,070	M	6% 9/1/2028	1,238,782
			3,484,742
		Arizona—3.2%
1,250	M	Arizona Brd. Regents University Sys. Rev. 6% 7/1/2027	1,384,312
5,000	M	Arizona State Trans. Brd. Hwy. Rev. 5% 7/1/2018 (a)	5,437,850
2,000	M	Rio Nuevo Multipurpose Facs. Rev. 6.625% 7/15/2018 (a)	2,242,520
			9,064,682
		California—4.2%
1,100	M	Alhambra Unified School District GO 5.25% 8/1/2019 (a)	1,254,099
3,935	M	California Infrastructure & Econ. Dev. Bank Rev. 4% 10/1/2036	4,570,109
5,000	M	California State GO 5% 4/1/2037	6,066,050
			11,890,258
		Connecticut—.4%
1,000	M	South Cent. Regl. Wtr. Sys. Auth. Rev. 5.25% 8/1/2030	1,072,240
		District of Columbia—1.2%
3,000	M	Metropolitan Washington, D.C. Airport Auth. Sys. Rev. 5% 10/1/2029	3,360,240
		Florida—8.3%
5,000	M	Broward County Airport Sys. Rev. 5.25% 10/1/2030	6,062,700
		Broward County School Board Certificates of Participation:
1,000	M	5.125% 7/1/2019 (a)	1,128,230
1,000	M	5.25% 7/1/2019 (a)	1,131,930

Principal Amount		Security	Value
		Florida (continued)
		Florida State Municipal Power Agy. Revenue:
$4,250	M	5% 10/1/2018 (a)	$4,664,757
750	M	5% 10/1/2028	814,372
3,535	M	Fort Pierce Capital Impt. Rev. 5.875% 9/1/2028	3,893,661
5,000	M	Orlando & Orange County Expwy. Auth. Rev. 5% 7/1/2028	5,696,200
			23,391,850
		Georgia—6.9%
5,000	M	Atlanta Airport Rev. 5.25% 1/1/2030	5,877,850
3,400	M	Atlanta Water & Wastewater Rev. 6.25% 11/1/2034	4,016,352
2,500	M	Bibb County Dev. Auth. Rev. 5.75% 7/1/2040	2,977,675
1,500	M	Cobb County Dev. Auth. Rev. 5.75% 7/15/2039	1,640,535
1,000	M	Georgia Municipal Association, Inc. COP 5.125% 12/1/2021	1,000,130
1,620	M	Georgia St. Environmental Loan Acquisition Corp. 5.125% 3/15/2031	1,708,614
2,000	M	Medical Center Hospital Auth. Rev. 6.5% 8/1/2038	2,219,020
			19,440,176
		Hawaii—1.0%
2,500	M	Hawaii State Harbor Sys. Rev. 5.25% 7/1/2030	2,861,350
		Idaho—.8%
2,000	M	Idaho Health Facs. Auth. Rev. 5% 12/1/2033	2,355,140
		Illinois—6.4%
		Chicago O'Hare Intl. Airport Revenue:
5,000	M	5% 1/1/2027	5,296,800
5,000	M	6.5% 1/1/2041	6,109,000
2,500	M	Illinois State Fin. Auth. Rev. 5% 12/1/2030	2,908,475
2,000	M	Illinois State GO 5.5% 7/1/2027	2,297,360
1,000	M	Illinois State Sales Tax Rev. 6% 6/15/2026	1,365,350
			17,976,985

Portfolio of Investments (continued)

TAX EXEMPT OPPORTUNITIES FUND

June 30, 2016

Principal Amount		Security	Value
		Indiana—1.0%
		Tri-Creek Middle School Bldg. Corp. Revenue:
$1,500	M	5.25% 7/15/2028	$1,638,840
1,000	M	5.25% 7/15/2029	1,092,560
			2,731,400
		Louisiana—3.2%
1,500	M	Louisiana State Citizens Ppty. Rev. 6.125% 6/1/2025	1,648,290
3,000	M	Louisiana State GO 5% 9/1/2020 (a)	3,509,550
1,000	M	New Orleans Aviation Brd. Rev. 6% 1/1/2023	1,119,580
2,310	M	New Orleans Sewer Svc. Rev. 6.25% 6/1/2019 (a)	2,678,607
			8,956,027
		Massachusetts—3.0%
5,000	M	Massachusetts State GO 5% 8/1/2035	5,913,250
		Massachusetts State Dev. Finance Agency Revenue:
		Dana Farber Cancer Institute:
500	M	5% 12/1/2036	616,350
1,000	M	5% 12/1/2046	1,225,480
500	M	Worcester Polytechnic Institute 5% 9/1/2052	604,585
			8,359,665
		Michigan—5.6%
5,000	M	Holland Elec. Rev. 5% 7/1/2039	5,841,750
5,000	M	Lansing Brd. Wtr. & Lt. Utility Sys. Rev. 5.5% 7/1/2041	5,969,850
1,000	M	Michigan State Bldg. Auth. Rev. 5% 10/15/2029	1,166,970
2,500	M	Wayne County Arpt. Auth. Rev. 5% 12/1/2042	2,843,075
			15,821,645
		Minnesota—.7%
1,605	M	Hennepin County GO 5% 12/1/2039 (b)	2,057,867
		Mississippi—3.6%
3,000	M	Jackson County Util. Auth. Wtr. & Wstwtr. Treatment Rev. 5% 9/1/2040	3,583,950

Principal Amount		Security	Value
		Mississippi (continued)
		Mississippi Dev. Bk. Special Obligation:
		Jackson County Ltd. Tax Revenue:
$2,660	M	5.375% 7/1/2029	$2,955,739
2,000	M	5.625% 7/1/2039	2,252,680
1,000	M	Jackson Wtr. & Swr. Sys. Proj. 6.75% 12/1/2030	1,352,670
			10,145,039
		Missouri—2.7%
1,000	M	Bi-State Dev. Agy. 5% 10/1/2028	1,090,980
		Kansas City Special Obligation Revenue:
4,000	M	5% 9/1/2034	4,455,800
1,000	M	5% 9/1/2037	1,113,950
1,000	M	St. Louis Mun. Fin. Corp. Lease Rev. 5.625% 1/15/2017 (a)	1,027,430
			7,688,160
		Nebraska—.4%
1,000	M	Nebraska Public Pwr. Dist. Rev. 5% 1/1/2036	1,233,140
		New Jersey—2.0%
4,000	M	New Jersey State Trans. Trust Fund Auth. Trans. Sys. Rev.
		5.5% 12/15/2038	4,354,520
1,000	M	New Jersey State Turnpike Auth. Rev. 5% 1/1/2045	1,199,750
			5,554,270
		New York—13.6%
4,050	M	Nassau County GO 5% 4/1/2031	4,665,155
		New York City Trans. Fin. Auth. Revenue:
1,500	M	5% 7/15/2035	1,875,810
5,000	M	5% 7/15/2037	6,000,750
7,000	M	5% 11/1/2038	8,258,950
5,000	M	New York State Environmental Facs. Corp. Rev. 4% 6/15/2046	5,704,850

Portfolio of Investments (continued)

TAX EXEMPT OPPORTUNITIES FUND

June 30, 2016

Principal Amount		Security	Value
		New York (continued)
		New York State Dormitory Authority Revenue:
$5,000	M	Columbia University 5% 10/1/2041	$5,887,200
5,000	M	State Personal Income Tax Rev. 5% 3/15/2034	6,057,450
			38,450,165
		North Carolina—1.2%
3,000	M	North Carolina Tpk. Auth. Rev. 5.75% 1/1/2039	3,318,300
		Ohio—3.7%
2,000	M	American Mun. Pwr. Rev. 5% 2/15/2019 (a)	2,223,420
1,000	M	Hamilton County Sales Tax 5% 12/1/2032	1,017,610
1,135	M	Ohio State Bldg. Auth. State Facs. Rev. 5.25% 4/1/2031	1,335,089
5,000	M	University of Cincinnati 5% 6/1/2028	5,907,800
			10,483,919
		Oregon—1.5%
		Oregon Health and Science University Revenue:
1,500	M	5% 7/1/2036	1,884,450
1,935	M	5% 7/1/2039	2,426,993
			4,311,443
		Pennsylvania—6.3%
5,000	M	Allegheny County Port Auth. Spl. Rev. 5.25% 3/1/2024	5,919,350
2,380	M	Beaver County GO 5.55% 11/15/2017 (a)	2,542,935
1,500	M	Pennsylvania State Higher Edl. Facs. Auth. Rev. 5.25% 8/15/2021 (a)	1,821,270
		Pennsylvania Turnpike Comm. Revenue:
2,500	M	5% 12/1/2039	3,043,850
1,000	M	5% 12/1/2044	1,200,500
2,910	M	West Mifflin Area School District GO 5.375% 4/1/2027	3,196,635
			17,724,540

Principal Amount		Security	Value
		Rhode Island—2.9%
		Rhode Island Hlth. & Edl. Bldg. Corporation:
$3,250	M	Public Schools Financing Program 5.25% 5/15/2029	$3,604,770
1,415	M	University of Rhode Island 5.25% 9/15/2029	1,576,352
2,560	M	Rhode Island State Turnpike & Bridge Auth. Rev. 5% 10/1/2040	3,123,174
			8,304,296
		South Dakota—.6%
1,500	M	South Dakota State Hlth. & Edl. Fac. Auth. Rev. 5.125% 8/1/2018 (a)	1,637,865
		Texas—11.8%
3,175	M	Anna Indep. Sch. Dist. GO 4% 8/15/2046 (b)	3,556,286
5,000	M	Dallas-Fort Worth Intl. Arpt. Rev. 5.25% 11/1/2030	6,184,250
5,000	M	Harris County Hlth. Facs. Thermal Util. Rev. 5% 11/15/2032	5,456,600
5,000	M	Houston Utility System Rev. 5.25% 11/15/2031	5,884,800
2,250	M	Little Elm Indep. Sch. Dist. GO 5% 8/15/2037	2,651,513
		North Texas Tollway Auth. Revenue:
2,000	M	5% 9/1/2031	2,365,100
5,000	M	5% 1/1/2040	5,923,800
1,250	M	Parker County GO 5% 2/15/2019 (a)	1,389,638
			33,411,987
		Utah—.5%
1,300	M	Utah Infrastructure Agy. Tele. & Franchise Tax Rev. 5.5% 10/15/2030	1,554,085
		Washington—1.9%
5,000	M	Washington State Health Care Facs. Auth. Rev. 5.25% 10/1/2033	5,448,650
Total Value of Municipal Bonds (cost $254,022,329)			284,961,626

Portfolio of Investments (continued)

TAX EXEMPT OPPORTUNITIES FUND

June 30, 2016

Principal Amount		Security		Value
		SHORT-TERM TAX EXEMPT INVESTMENTS—1.8%
		Adjustable Rate Notes (c)
$3,000	M	Louisville & Jefferson Counties Revenue .38%		$3,000,000
1,000	M	Missouri State Health & Educational Facs. Revenue .39%		1,000,000
1,000	M	New York City GO .37%		1,000,000
Total Value of Short-Term Tax Exempt Investments (cost $5,000,000)				5,000,000
Total Value of Municipal Investments (cost $259,022,329)			102.6%	289,961,626
Excess of Liabilities Over Other Assets			(2.6)	(7,459,541)
Net Assets			100.0%	$282,502,085

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis (see Note 1E).

(c)	Interest rate is determined and reset periodically by the issuer and is the rate in effect at June 30, 2016.

Summary of Abbreviations:

COP	Certificate of Participation
GO	General Obligation

See notes to financial statements

Fund Expenses (unaudited)

CALIFORNIA TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (1/1/16)	Ending Account Value (6/30/16)	Expenses Paid During Period (1/1/16-6/30/16)*
Class A Shares	0.96%
Actual		$1,000.00	$1,040.32	$4.87
Hypothetical**		$1,000.00	$1,020.09	$4.82
Class B Shares	1.94%
Actual		$1,000.00	$1,035.71	$9.82
Hypothetical**		$1,000.00	$1,015.21	$9.72
Advisor Class Shares	0.63%
Actual		$1,000.00	$1,042.19	$3.20
Hypothetical**		$1,000.00	$1,021.73	$3.17
Institutional Class Shares	0.66%
Actual		$1,000.00	$1,041.35	$3.35
Hypothetical**		$1,000.00	$1,021.58	$3.32

*

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived and/or assumed.

**	Assumed rate of return of 5% before expenses.

Portfolio Composition

TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2016, and are based on the total value of investments.

Portfolio of Investments

CALIFORNIA TAX EXEMPT FUND

June 30, 2016

Principal Amount		Security	Value
		MUNICIPAL BONDS—98.9%
		Airport—4.2%
$1,000	M	Los Angeles Dept. of Airports Rev. 5.25% 5/15/2033	$1,163,280
1,000	M	Sacramento County Airport Sys. Rev. 5.5% 7/1/2034	1,089,320
			2,252,600
		Appropriation—2.3%
1,000	M	Golden State Tobacco Settlement 5% 6/1/2045	1,213,890
		Education—3.4%
500	M	California Educ. Facs. Auth. Rev. (Harvey Mudd College)
		5.25% 12/1/2031	597,645
1,000	M	California State University Rev. 5% 11/1/2037	1,204,950
			1,802,595
		Electric—5.4%
500	M	Anaheim Public Fing. Auth. Rev. 5% 10/1/2031	578,925
1,000	M	Imperial Irrigation District Elec. Rev. 6.25% 11/1/2031	1,207,930
1,000	M	Tuolumne Wind Proj. Auth. 5.625% 1/1/2029	1,116,810
			2,903,665
		General Obligation—17.5%
1,000	M	Chico Unified School District 5% 8/1/2026	1,088,550
1,000	M	College of the Sequoias 5.25% 8/1/2029	1,120,500
1,000	M	Corona-Norco Unified School District 5.125% 8/1/2029	1,090,040
1,000	M	Lake Tahoe Unified School District 5.375% 8/1/2029	1,126,870
625	M	Natomas Unified School District 5.95% 9/1/2021	682,662
1,000	M	New Haven Unified School District 5% 8/1/2040	1,236,860
500	M	Peralta Community College District 4% 8/1/2039	567,575
1,000	M	San Diego Unified School District 5% 7/1/2040	1,246,980
1,000	M	West Contra Costa Unified School District 5.25% 8/1/2032	1,196,550
			9,356,587

Principal Amount		Security	Value
		Health Care—11.0%
		California Health Facs. Fin. Auth. Revenue:
$1,000	M	Children's Hospital Los Angeles 5.125% 7/1/2031	$1,137,810
1,000	M	Lucile Packard Stanford Hospital 5% 8/15/2055	1,227,300
500	M	Stanford Hospital 5.25% 11/15/2031	594,755
1,000	M	Sutter Health 5% 8/15/2043	1,217,400
		California Statewide Communities Dev. Auth. Revenue:
1,000	M	St. Joseph's 5.125% 7/1/2024	1,086,910
500	M	Sutter Health 5.5% 8/15/2026	595,480
			5,859,655
		Lease—5.6%
		California State Public Works Lease Revenue:
500	M	5% 12/1/2029	601,145
1,000	M	5.5% 11/1/2030	1,275,280
1,000	M	Los Angeles Mun. Impt. Corp. Lease Rev. 5.5% 4/1/2028	1,132,840
			3,009,265
		Other Revenue—2.1%
500	M	California Infrastructure and Eco. Dev. Bank 4% 10/1/2036	580,700
500	M	Sacramento Area Flood Control Agency 5.5% 10/1/2028	548,015
			1,128,715
		Other Tax—6.9%
330	M	Long Beach Fing. Auth. Rev. 6% 11/1/2017	337,474
1,000	M	Riverside County Trans. Commission Sales Tax Rev.
		5% 6/1/2032	1,155,280
1,000	M	San Joaquin County Trans. Auth. Sales Tax 5.75% 3/1/2028	1,209,880
1,000	M	West Contra Costa Healthcare COP 5.375% 7/1/2024	1,014,790
			3,717,424

Portfolio of Investments (continued)

CALIFORNIA TAX EXEMPT FUND

June 30, 2016

Principal Amount		Security	Value
		Pre-Refunded/Escrowed-to-Maturity—16.8%
$1,000	M	Alhambra Unified School District 5.25% 8/1/2019 (a)	$1,140,090
750	M	Bakersfield Wastewater Rev. 5% 9/15/2017 (a)	790,838
1,000	M	California Hlth. Facs. Fing. Auth. Rev. 6.5% 10/1/2018 (a)	1,132,290
		California State Public Works Lease Revenue:
1,000	M	5% 9/1/2022 (a)	1,240,640
1,000	M	5% 9/1/2023 (a)	1,273,010
1,000	M	Centinela Valley Union School District 5% 8/1/2021 (a)	1,204,020
1,000	M	San Bernardino Cmnty. College District 6.5% 8/1/2018 (a)	1,122,570
1,000	M	San Francisco City & County Airport Rev. 5.25% 5/1/2018 (a)	1,085,900
			8,989,358
		State General Obligation—6.9%
		California State Various Purpose:
1,000	M	5% 9/1/2031	1,246,280
2,000	M	5% 4/1/2037	2,426,420
			3,672,700
		Toll & Turnpike—2.3%
1,000	M	Bay Area Toll Auth. Toll Bridge Rev. 5% 4/1/2032	1,224,670
		Transportation—2.3%
1,000	M	San Francisco Muni. Transportation Agy. Rev. 5% 3/1/2032	1,224,170
		Water/Sewer—12.2%
		Los Angeles Wastewater System Revenue:
1,000	M	5% 6/1/2027	1,157,960
1,000	M	5% 6/1/2035	1,254,160
500	M	Metropolitan Water Dist. So. Cal. 5% 7/1/2029	561,550
1,000	M	Mojave Water Agency COP 5.5% 6/1/2029	1,115,250
1,000	M	San Diego County Water Authority 5% 5/1/2033	1,217,530
1,000	M	San Francisco City & Cnty. Pub. Util. Commission 5% 11/1/2035	1,198,180
			6,504,630
Total Value of Municipal Bonds (cost $46,459,721)			52,859,924

Principal Amount		Security		Value
		SHORT-TERM TAX EXEMPT INVESTMENTS—.9%
$500	M	Eastern Municipal Water District Adjustable Rate Note .36% (b) (cost $500,000)		$500,000
Total Value of Municipal Investments (cost $46,959,721)			99.8%	53,359,924
Other Assets, Less Liabilities			.2	112,452
Net Assets			100.0%	$53,472,376

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

(b)	Interest rate is determined and reset periodically by the issuer and is the rate in effect at June 30, 2016.

Summary of Abbreviations:

COP	Certificate of Participation

See notes to financial statements

Fund Expenses (unaudited)

CONNECTICUT TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (1/1/16)	Ending Account Value (6/30/16)	Expenses Paid During Period (1/1/16-6/30/16)*
Class A Shares	0.96%
Actual		$1,000.00	$1,030.81	$4.85
Hypothetical**		$1,000.00	$1,020.09	$4.82
Class B Shares	1.70%
Actual		$1,000.00	$1,026.76	$8.57
Hypothetical**		$1,000.00	$1,016.41	$8.52
Advisor Class Shares	0.79%
Actual		$1,000.00	$1,032.05	$3.99
Hypothetical**		$1,000.00	$1,020.93	$3.97
Institutional Class Shares	0.69%
Actual		$1,000.00	$1,031.62	$3.49
Hypothetical**		$1,000.00	$1,021.43	$3.47

*

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived and/or assumed.

**	Assumed rate of return of 5% before expenses.

Portfolio Composition

BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2016, and are based on the total value of investments.

Portfolio of Investments

CONNECTICUT TAX EXEMPT FUND

June 30, 2016

Principal Amount		Security	Value
		MUNICIPAL BONDS—99.6%
		Appropriation—11.4%
$1,000	M	Capital City Econ. Dev. Auth. Pkg. & Energy Fee Rev.
		5.75% 6/15/2034	$1,091,420
1,000	M	Connecticut State Hlth. & Educ. Facs. Auth. Rev.
		(State Supported Child Care) 5% 7/1/2028	1,148,310
1,750	M	Connecticut State Hsg. Fin. Auth. 5% 6/15/2024	1,820,088
			4,059,818
		Education—9.3%
		Connecticut St. Hlth. & Educ. Facs. Auth. Revenue:
1,000	M	Connecticut College 5% 7/1/2041	1,155,810
1,000	M	Loomis Chafee School 5% 7/1/2030	1,075,080
1,000	M	University of Connecticut 4.75% 2/15/2029	1,092,030
			3,322,920
		Electric—1.7%
500	M	Connecticut St. Transmission Muni. Elec. Energy Rev.
		5% 1/1/2030	587,480
		General Obligation—3.8%
145	M	Hartford 5% 4/1/2031	164,890
1,000	M	Waterbury 5% 12/1/2032	1,205,120
			1,370,010
		Health Care—7.6%
		Connecticut St. Hlth. & Educ. Facs. Auth. Revenue:
500	M	Ascension Health Credit Group 5% 11/15/2040	562,655
		Middlesex Hospital:
350	M	5% 7/1/2026	400,922
460	M	5% 7/1/2027	524,211
1,000	M	Trinity Health Corp. 5% 12/1/2045	1,234,240
			2,722,028
		Other Revenue—1.8%
500	M	Connecticut State Revolving Fund 5% 3/1/2034	623,340

Portfolio of Investments (continued)

CONNECTICUT TAX EXEMPT FUND

June 30, 2016

Principal Amount		Security	Value
		Other Tax—5.7%
		Connecticut State Special Tax Obligation Rev. Trans. Infrastructure:
$1,000	M	5% 11/1/2025	$1,094,230
750	M	5% 8/1/2035	924,165
			2,018,395
		Pre-Refunded/Escrowed-to-Maturity—37.8%
1,000	M	Bridgeport 5% 12/1/2016 (a)	1,019,050
		Connecticut State Hlth. & Educ. Facs. Auth. Revenue:
1,000	M	Child Care Facilities Program 6% 7/1/2018 (a)	1,106,600
1,000	M	Quinnipiac University 5.75% 7/1/2018 (a)	1,102,270
1,000	M	Renbrook School 5% 7/1/2017 (a)	1,043,670
1,000	M	Salisbury School 5% 7/1/2018 (a)	1,086,310
1,000	M	Wesleyan University 5% 7/1/2020 (a)	1,165,340
1,000	M	Westminster School 5% 7/1/2017 (a)	1,043,770
1,000	M	William W. Backus Hospital 5% 7/1/2018 (a)	1,086,730
		Yale-New Haven Hospital:
500	M	5% 7/1/2016 (a)	500,065
500	M	5.25% 7/1/2020 (a)	586,725
1,000	M	Connecticut State Special Tax Obligation Rev. 5% 8/1/2017 (a)	1,048,290
855	M	Hartford 5% 4/1/2021 (a)	1,016,638
1,500	M	New Haven 5% 3/1/2019 (a)	1,670,640
			13,476,098
		State General Obligation—3.3%
1,000	M	Connecticut State 5% 11/1/2031	1,172,000
		Water/Sewer—17.2%
1,000	M	Greater New Haven Water Pollution Control:
		5% 8/15/2030	1,235,750
		Hartford Cnty. Met. Dist. Clean Water Project Revenue:
1,000	M	5% 4/1/2036	1,188,550
500	M	5% 11/1/2042	612,485

Principal Amount		Security		Value
		Water/Sewer (continued)
		South Central Connecticut Regl. Water Auth. Revenue:
$1,000	M	5.25% 8/1/2029		$1,069,840
500	M	4% 8/1/2036		568,400
		Stamford Water Pollution Control Sys.& Fac. Revenue:
400	M	5% 9/15/2030		508,936
750	M	5.5% 8/15/2038		945,637
				6,129,598
Total Value of Municipal Bonds (cost $32,368,727)			99.6%	35,481,687
Other Assets, Less Liabilities			.4	160,092
Net Assets			100.0%	$35,641,779

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements

Fund Expenses (unaudited)

MASSACHUSETTS TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (1/1/16)	Ending Account Value (6/30/16)	Expenses Paid During Period (1/1/16-6/30/16)*
Class A Shares	1.05%
Actual		$1,000.00	$1,033.67	$5.31
Hypothetical**		$1,000.00	$1,019.64	$5.27
Class B Shares	1.74%
Actual		$1,000.00	$1,030.28	$8.78
Hypothetical**		$1,000.00	$1,016.21	$8.72
Advisor Class Shares	0.76%
Actual		$1,000.00	$1,035.55	$3.85
Hypothetical**		$1,000.00	$1,021.08	$3.82
Institutional Class Shares	0.72%
Actual		$1,000.00	$1,035.55	$3.64
Hypothetical**		$1,000.00	$1,021.28	$3.62

*

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived and/or assumed.

**	Assumed rate of return of 5% before expenses.

Portfolio Composition

BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2016, and are based on the total value of investments.

Portfolio of Investments

MASSACHUSETTS TAX EXEMPT FUND

June 30, 2016

Principal Amount		Security	Value
		MUNICIPAL BONDS—100.1%
		Education—34.7%
$1,000	M	Massachusetts State College Building Auth. 5% 5/1/2035	$1,141,510
		Massachusetts State Dev. Fin. Agy. Revenue:
1,000	M	Boston University 5.6% 10/1/2035	1,149,590
1,000	M	Lesley University 5.25% 7/1/2033	1,163,050
500	M	Phillips Academy 5% 9/1/2038	613,945
250	M	Worcester Polytechnic Inst. 5% 9/1/2052	302,293
400	M	Massachusetts State Edl. Fing. Auth. 6% 1/1/2028	426,300
		Massachusetts State Hlth. & Educ. Facs. Auth. Revenue:
1,000	M	Berklee College of Music 5% 10/1/2037	1,051,500
1,000	M	Harvard University 5.5% 11/15/2036	1,112,260
1,000	M	University of Massachusetts Bldg. Auth. Proj. Rev. 5% 11/1/2039	1,200,280
			8,160,728
		General Obligation—3.4%
500	M	Quincy 5% 12/1/2028	576,910
215	M	Worcester 5.5% 8/15/2017	215,952
			792,862
		Health Care—9.9%
		Massachusetts State Dev. Fin. Agy. Revenue:
500	M	Dana-Farber Cancer Inst. 5% 12/1/2046	612,740
500	M	Partners Healthcare 5% 7/1/2047	614,580
1,000	M	Massachusetts State Hlth. & Educ. Facs. Auth. Rev. 5.375% 2/1/2027	1,097,520
			2,324,840
		Housing—4.7%
1,000	M	Massachusetts State Hsg. Fin. Agy. Rev. 5.25% 12/1/2035	1,108,680

Portfolio of Investments (continued)

MASSACHUSETTS TAX EXEMPT FUND

June 30, 2016

Principal Amount		Security		Value
		Other Tax—10.1%
$1,000	M	Massachusetts State Sch. Bldg. Auth. Sales Tax Rev. 5% 10/15/2032		$1,189,190
1,000	M	Massachusetts State Trans. Accelerated Brdg. Prog. 5% 6/1/2036		1,177,290
				2,366,480
		Pre-Refunded/Escrowed-to-Maturity—19.1%
1,000	M	Massachusetts Bay Trans. Auth. Rev. 5% 7/1/2018 (a)		1,086,310
1,000	M	Massachusetts State Dev. Fin. Agy. Rev. 5.75% 9/1/2018 (a)		1,109,790
1,000	M	Massachusetts State Water Res. Auth. 5% 8/1/2020 (a)		1,167,840
1,000	M	Revere Mun. Purpose Loan 5% 4/1/2019 (a)		1,117,460
				4,481,400
		State General Obligation—6.1%
1,000	M	Massachusetts State 5.5% 8/1/2030		1,429,300
		Toll & Turnpike—4.8%
1,000	M	Massachusetts State Dept. of Trans. 5% 1/1/2035		1,138,830
		Water/Sewer—7.3%
500	M	Boston Water & Sewer Commission Rev. 5% 11/1/2030		613,525
1,000	M	Springfield Water & Sewer Commission Rev. 5.75% 10/15/2025		1,111,160
				1,724,685
Total Value of Municipal Bonds (cost $20,732,294)			100.1%	23,527,805
Other Assets, Less Liabilities			(.1)	(30,045)
Net Assets			100.0%	$23,497,760

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements

Fund Expenses (unaudited)

MICHIGAN TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (1/1/16)	Ending Account Value (6/30/16)	Expenses Paid During Period (1/1/16-6/30/16)*
Class A Shares	1.03%
Actual		$1,000.00	$1,030.57	$5.20
Hypothetical**		$1,000.00	$1,019.74	$5.17
Class B Shares	1.74%
Actual		$1,000.00	$1,026.38	$8.77
Hypothetical**		$1,000.00	$1,016.21	$8.72
Advisor Class Shares	0.77%
Actual		$1,000.00	$1,030.87	$3.89
Hypothetical**		$1,000.00	$1,021.03	$3.87
Institutional Class Shares	0.73%
Actual		$1,000.00	$1,031.85	$3.69
Hypothetical**		$1,000.00	$1,021.23	$3.67

*

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived and/or assumed.

**	Assumed rate of return of 5% before expenses.

Portfolio Composition

BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2016, and are based on the total value of investments.

Portfolio of Investments

MICHIGAN TAX EXEMPT FUND

June 30, 2016

Principal Amount		Security	Value
		MUNICIPAL BONDS—99.4%
		Airport—4.5%
$750	M	Wayne County Airport Auth. Rev. 5% 12/1/2045	$907,883
		Combined Utility—2.9%
500	M	Lansing Brd. Wtr. & Lt. Utility Sys. Revenue 5% 7/1/2029	587,600
		Education—8.3%
1,000	M	Ferris State University 5% 10/1/2028	1,082,330
500	M	Western Michigan University 5.25% 11/15/2033	608,985
			1,691,315
		Electric—6.3%
500	M	Marquette Brd. of Light & Pwr. 5% 7/1/2033	621,535
500	M	Monroe County Economic Dev. Corp. 6.95% 9/1/2022	659,290
			1,280,825
		General Obligation—17.7%
1,000	M	Genesee County Sewer Disp. Sys. 5% 11/1/2025	1,085,250
1,000	M	Goodrich Area School District 5.5% 5/1/2032	1,177,590
250	M	Portage Public Schools 5% 11/1/2037	306,147
1,000	M	Wayne Charter County Capital Improvement 5% 2/1/2030	1,033,390
			3,602,377
		Health Care—10.2%
1,000	M	Kent Hosp. Fin. Auth. Rev. 5% 11/15/2029	1,167,410
750	M	Michigan St. Fin. Auth. Rev. 5% 12/1/2045	916,020
			2,083,430
		Lease—5.6%
1,000	M	Michigan St. Building Auth. Revenue 5.25% 10/15/2025	1,131,870
		Other Tax—8.2%
500	M	Detroit Distributable State Aid 5% 11/1/2030	548,245
1,000	M	Michigan Municipal Bond Auth. Revenue 5% 10/1/2029	1,117,700
			1,665,945

Principal Amount		Security		Value
		Pre-Refunded/Escrowed-to-Maturity—16.5%
$1,000	M	Michigan St. Hosp. Fin. Auth. Rev. 6.25% 12/1/2018 (a)		$1,133,430
1,000	M	Michigan State 5% 11/1/2018 (a)		1,101,290
1,000	M	Wyandotte Electric Rev. 5.25% 4/1/2019 (a)		1,121,790
				3,356,510
		Water/Sewer—19.2%
1,000	M	Detroit Sewer Disposal Revenue 7.5% 7/1/2033		1,162,700
1,000	M	Detroit Water Supply System Revenue 5.5% 7/1/2027		1,082,140
1,000	M	Grand Rapids Water Supply 5% 1/1/2029		1,092,380
500	M	Saginaw Water Supply System Revenue 5% 7/1/2031		578,215
				3,915,435
Total Value of Municipal Bonds (cost $18,111,674)			99.4%	20,223,190
Other Assets, Less Liabilities			.6	115,430
Net Assets			100.0%	20,338,620

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements

Fund Expenses (unaudited)

MINNESOTA TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (1/1/16)	Ending Account Value (6/30/16)	Expenses Paid During Period (1/1/16-6/30/16)*
Class A Shares	1.01%
Actual		$1,000.00	$1,024.85	$5.08
Hypothetical**		$1,000.00	$1,019.84	$5.07
Class B Shares	1.71%
Actual		$1,000.00	$1,021.81	$8.60
Hypothetical**		$1,000.00	$1,016.36	$8.57
Advisor Class Shares	0.73%
Actual		$1,000.00	$1,026.32	$3.68
Hypothetical**		$1,000.00	$1,021.23	$3.67
Institutional Class Shares	0.71%
Actual		$1,000.00	$1,027.13	$3.58
Hypothetical**		$1,000.00	$1,021.33	$3.57

*

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived and/or assumed.

**	Assumed rate of return of 5% before expenses.

Portfolio Composition

BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2016, and are based on the total value of investments.

Portfolio of Investments

MINNESOTA TAX EXEMPT FUND

June 30, 2016

Principal Amount		Security	Value
		MUNICIPAL BONDS—99.3%
		Airport—2.5%
$500	M	Minneapolis & St. Paul Met. Arpts. Comm. Arprt. Revenue 5% 1/1/2026	$510,465
		Appropriation—5.9%
1,000	M	Minnesota St. Gen. Fund Rev. 5% 3/1/2029	1,206,850
		Education—13.5%
750	M	Minnesota State Colleges & Univ. Rev. 5% 10/1/2031	878,895
		Minnesota State Higher Ed. Facs. Auth. Revenue:
500	M	Carleton College 5% 1/1/2028	528,985
250	M	Gustavus Adolfus College 5% 10/1/2031	279,490
500	M	Macalester College 5% 6/1/2035	573,975
		University of Minnesota:
250	M	5.25% 12/1/2030	297,480
150	M	5% 4/1/2041	189,385
			2,748,210
		Electric—8.6%
250	M	Minnesota St. Municipal Pwr. Agy. Elec. Rev. 5.25% 10/1/2035	287,057
500	M	Northern Minnesota Municipal Pwr. Agy. Elec. Sys. Revenue 5% 1/1/2021	530,375
250	M	Southern Minnesota Municipal Pwr. Agy. Supply Sys. Revenue 5% 1/1/2041	307,085
500	M	Western Minnesota Municipal Pwr. Agy. 5% 1/1/2036	621,400
			1,745,917
		General Obligation—14.7%
500	M	Bemidji 5% 2/1/2028	577,490
500	M	Fergus Falls Ind. Sch. Dist. #544, 5% 1/1/2024	532,280
		Hennepin County:
500	M	5% 12/1/2025	509,765
250	M	5% 12/1/2039 (a)	320,540

Portfolio of Investments (continued)

MINNESOTA TAX EXEMPT FUND

June 30, 2016

Principal Amount		Security	Value
		General Obligation (continued)
$500	M	Scott County 5% 12/1/2023	$530,130
500	M	St. Louis County 5% 12/1/2023	530,130
			3,000,335
		Health Care—13.7%
465	M	Minneapolis Health Care Sys. Rev. 6.5% 11/15/2038	522,251
750	M	Minnesota St. Agric. & Econ. Dev. Brd. Rev. Health Care 5% 2/15/2030	843,113
500	M	St. Cloud Health Care Revenue 5.375% 5/1/2031	564,795
750	M	St. Paul Hsg. & Redev. Auth. Health Care Rev. 5.25% 11/15/2029	854,273
			2,784,432
		Housing—4.8%
		Minnesota State Housing Finance Agency:
80	M	Multi-Family Housing 5.05% 7/1/2034	85,174
		Rental Housing Revenue:
250	M	5% 8/1/2030	272,807
300	M	5.05% 8/1/2031	335,649
220	M	5% 8/1/2033	247,447
45	M	Single-Family Housing Rev. 5.9% 7/1/2028	46,564
			987,641
		Lease—8.9%
600	M	Blue Earth Cnty. Econ. Dev. Lease Rev. 5% 12/1/2027	635,202
		Minnesota State Housing Finance Agency Revenue:
250	M	Nonprofit Housing Rev. 5% 8/1/2031	291,225
		State Appropriation:
250	M	5% 8/1/2035	306,992
250	M	5% 8/1/2036	296,905
250	M	Minnetonka Ind. Sch. Dist. #276 COP 5% 3/1/2029	277,207
			1,807,531

Principal Amount		Security		Value
		Other Tax—7.1%
$300	M	Minneapolis Dev. Rev. Ltd. Tax Supported 6.25% 12/1/2030		$360,270
1,000	M	Minnesota State 911 Rev. 5% 6/1/2024		1,077,910
				1,438,180
		Pre-Refunded/Escrowed-to-Maturity—19.6%
500	M	Dakota County Cmnty. Dev. Agy. 5% 7/1/2017 (b)		521,165
700	M	Fairmont Ind. Sch. Dist. #2752, 5% 2/1/2019 (b)		774,459
750	M	Kasson & Mantorville Ind. Sch. Dist. #204, 5% 8/1/2017 (b)		785,963
500	M	Minnesota State 5% 6/1/2018 (b)		541,855
500	M	Northern Minnesota Municipal Pwr. Agy. Elec. Sys. Revenue 5% 1/1/2018 (b)		532,980
500	M	Southern Minnesota Municipal Pwr. Agy. Supply Sys. Revenue 5.25% 1/1/2019 (b)		556,145
250	M	St. Cloud Health Care 5.125% 5/1/2020 (b)		290,405
				4,002,972
Total Value of Municipal Bonds (cost $18,385,148)			99.3%	20,232,533
Other Assets, Less Liabilities			.7%	152,175
Net Assets			100.0%	$20,384,708

(a)	A portion or all of the security purchased on a when-issued or delayed delivery basis (see Note 1E).

(b)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

Summary of Abbreviations:

COP	Certificate of Participation

See notes to financial statements

Fund Expenses (unaudited)

NEW JERSEY TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (1/1/16)	Ending Account Value (6/30/16)	Expenses Paid During Period (1/1/16-6/30/16)*
Class A Shares	0.95%
Actual		$1,000.00	$1,043.57	$4.83
Hypothetical**		$1,000.00	$1,020.14	$4.77
Class B Shares	1.74%
Actual		$1,000.00	$1,039.62	$8.82
Hypothetical**		$1,000.00	$1,016.21	$8.72
Advisor Class Shares	0.64%
Actual		$1,000.00	$1,045.12	$3.25
Hypothetical**		$1,000.00	$1,021.68	$3.22
Institutional Class Shares	0.65%
Actual		$1,000.00	$1,045.56	$3.31
Hypothetical**		$1,000.00	$1,021.63	$3.27

*

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived and/or assumed.

**	Assumed rate of return of 5% before expenses.

Portfolio Composition

TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2016, and are based on the total value of investments.

Portfolio of Investments

NEW JERSEY TAX EXEMPT FUND

June 30, 2016

Principal Amount		Security	Value
		MUNICIPAL BONDS—99.6%
		Appropriation—11.9%
$1,000	M	Garden St. Preservation Trust Open Space & Farmland
		5.75% 11/1/2028	$1,321,820
		New Jersey State Health Care Facs. Fing. Auth. Revenue
		Hospital Asset Transformation Program:
1,000	M	5% 10/1/2028	1,072,380
1,000	M	5.75% 10/1/2031	1,127,270
		New Jersey St. Trans. Trust Fund Auth. Trans. Sys. Revenue:
1,000	M	5.5% 12/15/2020	1,142,880
1,000	M	5.5% 12/15/2038	1,088,630
			5,752,980
		Education—14.1%
		New Jersey Educational Facilities Auth. Revenue:
		Montclair State University:
1,000	M	5% 7/1/2036	1,213,900
1,000	M	5% 7/1/2039	1,193,910
1,000	M	Princeton University 5% 7/1/2034	1,134,600
		Rowan University:
1,000	M	5% 7/1/2025	1,086,310
1,000	M	5% 7/1/2026	1,086,310
1,000	M	New Jersey State Higher Education Assistance Auth. Loan Rev.
		5.625% 6/1/2030	1,115,410
			6,830,440
		General Obligation—22.2%
500	M	Bayonne 5% 7/1/2039	609,530
1,000	M	Bergen County Impt. Auth. 5% 2/15/2039	1,229,420
1,000	M	Camden County Impt. Auth. Rev. 5% 1/15/2040	1,222,170
1,000	M	Elizabeth 5.25% 4/15/2027	1,157,180
1,000	M	Essex County Impt. Auth. Rev. 5.5% 10/1/2027	1,365,270
500	M	Gloucester County Impt. Auth. 4% 4/1/2038 (a)	567,115
1,000	M	Hudson County Impt. Auth. Pkg. Rev. 5.125% 1/1/2034	1,100,660

Portfolio of Investments (continued)

NEW JERSEY TAX EXEMPT FUND

June 30, 2016

Principal Amount		Security	Value
		General Obligation (continued)
$1,000	M	Livingston Twp. Sch. Dist. 5% 7/15/2037	$1,223,840
1,000	M	Monmouth County Impt. Auth. Rev. 5% 1/15/2029	1,160,700
415	M	Montclair Twp. 5% 1/1/2037	494,016
500	M	Passaic County Impt. Auth. Rev. 5% 8/1/2031	612,410
			10,742,311
		Health Care—6.7%
		New Jersey State Health Care Facs. Fing. Auth. Revenue:
2,000	M	Hackensack University Medical Center 5.25% 1/1/2031	2,126,460
1,000	M	Virtua Health 5.5% 7/1/2038	1,132,470
			3,258,930
		Housing—5.9%
460	M	New Jersey State Hsg. & Mtg. Fin. Agy. Rev.
		6.375% 10/1/2028	476,597
2,000	M	Newark Hsg. Auth. Rev. (South Ward Police Facility)
		6.75% 12/1/2038	2,397,080
			2,873,677
		Industrial Development Revenue/Pollution Control Revenue—4.2%
1,665	M	Cape May County Indl. Poll. Cntl. Fin. Auth. 6.8% 3/1/2021	2,012,402
		Lease—9.7%
1,000	M	Hudson County Impt. Auth. Lease Rev. 5.375% 10/1/2024	1,266,420
1,000	M	Mercer County Impt. Auth. 5% 9/1/2040	1,220,190
		New Jersey State COP Equip. Lease Purchase Revenue:
1,000	M	5.25% 6/15/2027	1,099,560
1,000	M	5.25% 6/15/2028	1,097,130
			4,683,300
		Other Revenue—1.9%
750	M	New Brunswick Parking Auth. 5% 9/1/2035	934,980

Principal Amount		Security		Value
		Other Tax—1.5%
$650	M	New Jersey Environmental Infrastructure Trust 5% 9/1/2027		$711,223
		Pre-Refunded/Escrowed-to-Maturity—9.2%
1,000	M	Bayonne 5.25% 7/1/2019 (b)		1,132,570
1,000	M	Jersey City 5% 1/15/2019 (b)		1,108,160
1,000	M	Middlesex County Impt. Auth. Lease Rev. 5% 12/15/2018 (b)		1,106,350
1,000	M	New Jersey State Educational Facs. Auth. Rev. 5% 7/1/2018 (b)		1,085,470
				4,432,550
		Toll & Turnpike—7.4%
1,000	M	Delaware River Port Authority of Pennsylvania & New Jersey 5% 1/1/2030		1,228,370
		New Jersey St. Turnpike Auth. Revenue:
1,000	M	5% 1/1/2029		1,209,190
1,000	M	5% 1/1/2031		1,121,910
				3,559,470
		Transportation—2.4%
1,000	M	Port Authority of New York & New Jersey
		5% 10/15/2031		1,141,170
		Water/Sewer—2.5%
1,000	M	Passaic Valley Water Commission 5% 12/15/2029		1,236,910
Total Value of Municipal Bonds (cost $42,781,921)			99.6%	48,170,343
Other Assets, Less Liabilities			.4	207,164
Net Assets			100.0%	$48,377,507

(a)	A portion or all of the security purchased on a when-issued or delayed delivery basis (see Note 1E).

(b)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

Summary of Abbreviations:

COP	Certificate of Participation

See notes to financial statements

Fund Expenses (unaudited)

NEW YORK TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (1/1/16)	Ending Account Value (6/30/16)	Expenses Paid During Period (1/1/16-6/30/16)*
Class A Shares	0.92%
Actual		$1,000.00	$1,033.29	$4.65
Hypothetical**		$1,000.00	$1,020.29	$4.62
Class B Shares	1.64%
Actual		$1,000.00	$1,029.76	$8.28
Hypothetical**		$1,000.00	$1,016.70	$8.22
Advisor Class Shares	0.61%
Actual		$1,000.00	$1,034.45	$3.09
Hypothetical**		$1,000.00	$1,021.83	$3.07
Institutional Class Shares	0.64%
Actual		$1,000.00	$1,034.37	$3.24
Hypothetical**		$1,000.00	$1,021.68	$3.22

*

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived and/or assumed.

**	Assumed rate of return of 5% before expenses.

Portfolio Composition

TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2016, and are based on the total value of investments.

Portfolio of Investments

NEW YORK TAX EXEMPT FUND

June 30, 2016

Principal Amount		Security	Value
		MUNICIPAL BONDS—99.4%
		Appropriation—8.2%
$2,000	M	Hudson Yards Infra. Corp. Rev. 5.75% 2/15/2047	$2,370,900
1,000	M	New York City Transitional Fin. Auth. Bldg. Aid Rev. 5% 7/15/2033	1,211,080
		New York State Dormitory Authority Revenue:
3,000	M	City University 6% 7/1/2020	3,527,430
1,000	M	Mental Health Services 5% 2/15/2033	1,086,070
1,500	M	State University 5.25% 5/15/2021	1,790,970
2,600	M	Syracuse Indl. Dev. Agy. Sch. Fac. Rev. 5% 5/1/2027	3,053,024
			13,039,474
		Education—16.3%
500	M	Albany Indl. Dev. Agy. Civic Fac. Rev. 5.5% 5/1/2032	564,510
		Madison County Capital Resource Corp. Revenue:
1,000	M	5% 7/1/2035	1,230,310
1,000	M	5% 7/1/2039	1,219,340
		New York State Dormitory Authority Revenue:
2,350	M	Colgate University 6% 7/1/2021	2,674,206
		Columbia University:
1,000	M	5% 10/1/2041	1,177,440
900	M	5% 10/1/2046	1,139,040
3,000	M	Cornell University 5% 7/1/2040	3,452,490
1,000	M	Fordham University 5% 7/1/2028	1,187,450
		New York University:
1,610	M	6% 7/1/2018	1,780,097
2,000	M	5% 7/1/2030	2,469,660
500	M	5% 7/1/2036	631,750
1,000	M	5% 7/1/2037	1,211,120
1,000	M	4% 7/1/2043	1,131,080
500	M	Skidmore College 5% 7/1/2027	582,335
3,500	M	The New School 5.5% 7/1/2043	4,088,735
1,000	M	Onondaga County Cultural Resource Rev. 5% 12/1/2030	1,241,700
			25,781,263

Portfolio of Investments (continued)

NEW YORK TAX EXEMPT FUND

June 30, 2016

Principal Amount		Security	Value
		Electric—.9%
$1,200	M	Long Island Power Auth. Elec. Rev. 5% 9/1/2044	$1,438,044
		General Obligation—11.1%
5,000	M	Erie County Indl. Dev. Agy. 5.75% 5/1/2026	5,216,050
500	M	Haverstraw-Stony Point Central School Dist. 5% 10/15/2036	612,310
1,000	M	Monroe County 5% 6/1/2029	1,106,890
		New York State Dormitory Authority Revenue:
5,520	M	Albany Public Library 5% 7/1/2030	5,667,715
1,000	M	Master Boces Program 5% 8/15/2028	1,106,010
3,400	M	School Districts Financing Program Croton Hudson 5.625% 10/1/2029	3,873,518
			17,582,493
		Health Care—1.7%
625	M	Dutchess Cnty. Indl. Dev. Agy. Civic Fac. Rev. 5.5% 4/1/2030	729,862
		New York State Dormitory Authority Revenue (NYSARC):
1,140	M	5% 7/1/2025	1,296,830
500	M	6% 7/1/2036	574,255
			2,600,947
		Housing—2.1%
1,000	M	Buffalo & Erie Cnty. Indl. Dev. Corp. Rev. 6% 10/1/2031	1,208,090
1,840	M	New York City Hsg. Dev. Corp. Rev. (Multi-Family Hsg. Rev.)
		5% 11/1/2026	2,073,717
			3,281,807
		Lease—3.8%
		New York City Indl. Dev. Agy. Revenue:
1,250	M	Queens Baseball Stadium Pilot 6.125% 1/1/2029	1,400,350
1,000	M	Yankee Stadium Pilot 7% 3/1/2049	1,161,210

Principal Amount		Security	Value
		Lease (continued)
$2,500	M	New York State Dormitory Authority Rev. (Court Facs. Lease)
		5.5% 5/15/2027	$3,379,825
			5,941,385
		Other Tax—20.6%
5,000	M	JPMorgan Chase Putters 9.009% 12/15/2024 (a)	6,054,400
		New York City Transitional Fin. Auth. Revenue:
2,500	M	5% 2/1/2028	2,924,925
1,000	M	5% 11/1/2033	1,161,980
3,000	M	5% 11/1/2038	3,539,550
2,000	M	5% 8/1/2042	2,447,560
1,000	M	New York State Convention Center Dev. Corp. Rev. 5% 11/15/2040	1,227,450
		New York State Dormitory Authority Revenue:
		Personal Income Tax Revenue:
2,500	M	5% 3/15/2026	2,775,450
3,000	M	5.75% 3/15/2036	3,410,040
		Sales Tax Revenue:
3,500	M	5% 3/15/2038	4,180,260
3,500	M	5% 3/15/2042	4,339,090
550	M	New York State Urban Dev. Corp. Rev. 5% 12/15/2027	584,116
			32,644,821
		Pre-Refunded/Escrowed-to-Maturity—17.2%
1,000	M	Canton Capital Resource Corp. Student Hsg. Fac. Rev.
		5% 5/1/2020 (b)	1,158,970
5,000	M	Long Island Power Auth. 5.5% 5/1/2019 (b)	5,675,000
		Nassau County:
3,000	M	Swr. & Storm Wtr. Fin. Auth. 5.375% 11/1/2018 (b)	3,334,380
4,405	M	GO 5% 10/1/2019 (b)	4,995,490

Portfolio of Investments (continued)

NEW YORK TAX EXEMPT FUND

June 30, 2016

Principal Amount		Security	Value
		Pre-Refunded/Escrowed-to-Maturity (continued)
		New York State Dormitory Authority Revenue:
$105	M	Judicial Facs. Lease 7.375% 7/1/2016	$105,019
1,000	M	New York University 5% 10/1/2019 (b)	1,138,210
1,200	M	Pratt Institute 5% 7/1/2019 (b)	1,352,484
1,000	M	St. John's University 5% 7/1/2017 (b)	1,043,770
		New York State Thruway Authority Rev.
1,185	M	5% 10/1/2017 (b)	1,249,500
1,925	M	5% 4/1/2018 (b)	2,071,743
1,450	M	New York State Urban Dev. Corp. Rev. 5% 12/15/2017 (b)	1,544,134
1,895	M	Suffolk County Water Auth. Rev. 6% 6/1/2017	1,989,333
1,500	M	Upper Mohawk Valley Regl. Fin. Auth. 6.25% 4/1/2018 (b)	1,647,540
			27,305,573
		Transportation—10.9%
		Metropolitan Trans. Auth. New York Revenue:
5,000	M	5% 11/15/2029	5,903,550
2,000	M	5.25% 11/15/2036	2,591,020
1,000	M	5% 11/15/2039	1,266,930
1,500	M	New York State Thruway Authority Rev. 5% 1/1/2041	1,843,935
5,000	M	Port Authority of New York & New Jersey 5% 10/15/2031	5,705,850
			17,311,285
		Water/Sewer—6.6%
		Buffalo Muni. Water Fin. Auth. Revenue:
500	M	5% 7/1/2029	620,700
250	M	5% 7/1/2030	308,497
250	M	5% 7/1/2031	307,117
300	M	5% 7/1/2032	367,167
		New York City Muni. Water Fin. Auth. Revenue:
2,750	M	6% 6/15/2021	3,433,815
2,000	M	5% 6/15/2032	2,366,600
1,000	M	5% 6/15/2043	1,170,150
750	M	New York State Environmental Facs. Corp. 4% 6/15/2036	873,780

Principal Amount		Security		Value
		Water/Sewer (continued)
		Western Nassau Cnty. Water Auth. Revenue:
$500	M	5% 4/1/2034		$611,785
300	M	5% 4/1/2035		365,469
				10,425,080
Total Market Value of Municipal Bonds (cost $139,582,790)			99.4%	157,352,172
Other Assets, Less Liabilities			.6	1,005,423
Net Assets			100.0%	$158,357,595

(a)	Inverse floating rate securities (see Note 1F). Interest rates are determined and reset periodically and are the rates in effect at June 30, 2016.

(b)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

Summary of Abbreviations:

GO	General Obligation

See notes to financial statements

Fund Expenses (unaudited)

NORTH CAROLINA TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (1/1/16)	Ending Account Value (6/30/16)	Expenses Paid During Period (1/1/16-6/30/16)*
Class A Shares	0.99%
Actual		$1,000.00	$1,022.81	$4.98
Hypothetical**		$1,000.00	$1,019.94	$4.97
Class B Shares	1.77%
Actual		$1,000.00	$1,018.56	$8.88
Hypothetical**		$1,000.00	$1,016.06	$8.87
Advisor Class Shares	0.72%
Actual		$1,000.00	$1,024.54	$3.62
Hypothetical**		$1,000.00	$1,021.28	$3.62
Institutional Class Shares	0.71%
Actual		$1,000.00	$1,023.83	$3.57
Hypothetical**		$1,000.00	$1,021.33	$3.57

*

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived and/or assumed.

**	Assumed rate of return of 5% before expenses.

Portfolio Composition

BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2016, and are based on the total value of investments.

Portfolio of Investments

NORTH CAROLINA TAX EXEMPT FUND

June 30, 2016

Principal Amount		Security	Value
		MUNICIPAL BONDS—99.5%
		Combined Utility—9.2%
$750	M	Greenville Comb. Enterprise Sys. Rev. 4% 4/1/2046	$845,422
1,000	M	Raleigh Comb. Enterprise Sys. Rev. 5% 3/1/2030	1,164,950
			2,010,372
		Education—5.5%
500	M	North Carolina State Capital Facs. Fin. Agy. Rev. 5% 10/1/2041	626,120
500	M	University of North Carolina Ltd. Obligation 4% 6/1/2034	570,605
			1,196,725
		General Obligation—3.0%
		Pitt County Limited Obligation:
290	M	4% 4/1/2033 (a)	331,334
290	M	4% 4/1/2035 (a)	328,906
			660,240
		Health Care—15.2%
1,000	M	Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev.
		5.25% 1/15/2034	1,100,180
1,000	M	Nash Health Care Sys. Rev. 5.5% 11/1/2026	1,101,800
1,000	M	New Hanover County Hosp. Rev. 5% 10/1/2027	1,116,350
			3,318,330
		Lease—10.2%
1,000	M	Charlotte COP 5% 6/1/2029	1,114,830
1,000	M	Salisbury COP 5.625% 3/1/2026	1,100,570
			2,215,400
		Pre-Refunded/Escrowed-to-Maturity—43.7%
		Cabarrus County Certificate of Participation:
800	M	County Jail Lease 5.25% 6/1/2018 (b)	871,256
1,000	M	Installment Fing. Contract 5% 1/1/2019 (b)	1,107,420
1,000	M	Concord Utilities Sys. Rev. 5% 12/1/2018 (b)	1,104,760

Portfolio of Investments (continued)

NORTH CAROLINA TAX EXEMPT FUND

June 30, 2016

Principal Amount		Security		Value
		Pre-Refunded/Escrowed-to-Maturity (continued)
$1,000	M	Durham County COP 5% 6/1/2019 (b)		$1,123,210
500	M	Harnett County COP 5% 6/1/2019 (b)		561,300
1,000	M	Lincoln County 5.5% 6/1/2018 (b)		1,093,840
1,000	M	Monroe COP 5.5% 3/1/2019 (b)		1,126,680
410	M	North Carolina Eastern Municipal Power Agency Rev.
		6% 1/1/2019		442,054
1,000	M	Oak Island Enterprise Sys. Wastewater Rev. 6% 6/1/2019 (b)		1,152,360
860	M	University of North Carolina Sys. Pool 5% 10/1/2018 (b)		943,721
				9,526,601
		Toll & Turnpike—5.1%
1,000	M	North Carolina Tpk. Auth. Rev. 5.375% 1/1/2026		1,097,950
		Water/Sewer—7.6%
1,000	M	Buncombe County Enterprise Sys. Rev. 5% 7/1/2034		1,123,110
465	M	Dare County Utilities Sys. Rev. 5% 2/1/2031		537,884
				1,660,994
Total Market Value of Municipal Bonds (cost $19,619,101)			99.5%	21,686,612
Other Assets, Less Liabilities			.5	106,634
Net Assets			100.0%	$21,793,246

(a)	A portion or all of the security purchased on a when-issued or delayed delivery basis (see Note 1E).

(b)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

Summary of Abbreviations:

COP	Certificate of Participation

See notes to financial statements

Fund Expenses (unaudited)

OHIO TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (1/1/16)	Ending Account Value (6/30/16)	Expenses Paid During Period (1/1/16-6/30/16)*
Class A Shares	0.99%
Actual		$1,000.00	$1,032.81	$5.00
Hypothetical**		$1,000.00	$1,019.94	$4.97
Class B Shares	1.97%
Actual		$1,000.00	$1,027.62	$9.93
Hypothetical**		$1,000.00	$1,015.06	$9.87
Advisor Class Shares	0.83%
Actual		$1,000.00	$1,034.20	$4.20
Hypothetical**		$1,000.00	$1,020.73	$4.17
Institutional Class Shares	0.71%
Actual		$1,000.00	$1,033.96	$3.59
Hypothetical**		$1,000.00	$1,021.33	$3.57

*

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived and/or assumed.

**	Assumed rate of return of 5% before expenses.

Portfolio Composition

BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2016, and are based on the total value of investments.

Portfolio of Investments

OHIO TAX EXEMPT FUND

June 30, 2016

Principal Amount		Security	Value
		MUNICIPAL BONDS—99.2%
		Education—14.1%
$500	M	Ohio St. Higher Educational Fac. Rev. (Univ. of Dayton Proj.) 5.375% 12/1/2030	$581,125
1,000	M	University of Akron General Receipts 5% 1/1/2028	1,129,600
250	M	University of Cincinnati 4% 6/1/2036	277,927
1,000	M	Youngstown State University General Receipts 5.25% 12/15/2029	1,113,290
			3,101,942
		General Obligation—12.7%
500	M	Defiance City School District 5% 12/1/2039	603,655
400	M	Jefferson County Jail Construction 5.75% 12/1/2019	434,292
1,000	M	Lebanon City School District 5.25% 12/1/2043	1,156,080
500	M	Madison Local School District Richland County 5% 12/1/2034	586,690
			2,780,717
		Health Care—15.5%
500	M	Allen County Hospital Facs. Rev. 5% 11/1/2043	590,835
500	M	Franklin County Hospital Facs. Rev. 5% 5/15/2030	609,885
1,000	M	Montgomery County Rev. 5.5% 5/1/2034	1,120,340
1,000	M	Ohio St. Higher Educational Fac. Rev. 5.25% 1/1/2033	1,073,060
			3,394,120
		Housing—.9%
195	M	Ohio State Hsg. Fin. Agy. Residential Mtg. Rev. 6.125% 9/1/2028	203,949
		Lease—5.3%
1,000	M	Ohio State Capital Facs. Lease Rev. 5% 4/1/2027	1,176,300
		Other Revenue—5.3%
1,000	M	Summit County Port Auth. Rev. 5.375% 12/1/2030	1,162,250

Principal Amount		Security		Value
		Pre-Refunded/Escrowed-to-Maturity—30.2%
$500	M	American Mun. Power Rev. 5.375% 2/15/2019 (a)		$560,725
1,000	M	Beavercreek County School District 5% 6/1/2019 (a)		1,123,520
900	M	Franklin County 5% 12/1/2017 (a)		956,745
1,000	M	Ohio State 5.375% 3/1/2018 (a)		1,079,520
		Richland County Correctional Facs. Improvement:
400	M	6% 12/1/2018 (a)		451,596
250	M	6.125% 12/1/2018 (a)		282,995
1,000	M	St. Mary's City School District 5% 6/1/2018 (a)		1,084,110
1,000	M	Wapakoneta City School District 5% 6/1/2018 (a)		1,084,110
				6,623,321
		Toll & Turnpike—1.7%
300	M	Ohio State Turnpike Commission 5% 2/15/2028		366,507
		Water/Sewer—13.5%
445	M	Cleveland Waterworks Poll. Cntrl. Rev. 5% 11/15/2041		542,438
1,000	M	Northeast Regional Swr. District Rev. 5% 11/15/2038		1,212,520
1,000	M	Toledo Waterworks Rev. 5% 11/15/2038		1,198,890
				2,953,848
Total Value of Municipal Bonds (cost $19,586,764)			99.2%	21,762,954
Other Assets, Less Liabilities			.8	168,637
Net Assets			100.0%	$21,931,591

(a)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements

Fund Expenses (unaudited)

OREGON TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (1/1/16)	Ending Account Value (6/30/16)	Expenses Paid During Period (1/1/16-6/30/16)*
Class A Shares	0.95%
Actual		$1,000.00	$1,041.19	$4.82
Hypothetical**		$1,000.00	$1,020.14	$4.77
Class B Shares	1.81%
Actual		$1,000.00	$1,037.55	$9.17
Hypothetical**		$1,000.00	$1,015.86	$9.07
Advisor Class Shares	0.64%
Actual		$1,000.00	$1,042.55	$3.25
Hypothetical**		$1,000.00	$1,021.68	$3.22
Institutional Class Shares	0.66%
Actual		$1,000.00	$1,042.94	$3.35
Hypothetical**		$1,000.00	$1,021.58	$3.32

*

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived and/or assumed.

**	Assumed rate of return of 5% before expenses.

Portfolio Composition

TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2016, and are based on the total value of investments.

Portfolio of Investments

OREGON TAX EXEMPT FUND

June 30, 2016

Principal Amount		Security	Value
		MUNICIPAL BONDS—99.2%
		Airport—5.3%
		Jackson County Airport Revenue:
$200	M	5% 12/1/2032	$254,772
200	M	5% 12/1/2033	253,738
		Port of Portland Airport Revenue:
1,000	M	5% 7/1/2029	1,087,570
1,000	M	5% 7/1/2031	1,256,350
			2,852,430
		Appropriation—1.2%
565	M	Home Forward Multi-Family Hsg. Rev. 5% 1/1/2029	676,458
		Education—7.2%
1,000	M	Oregon State Facs. Auth. Rev. (Reed College) 5% 7/1/2029	1,143,230
1,250	M	Oregon State Univ. Gen. Rev. 5% 4/1/2045	1,520,575
1,000	M	University of Oregon 5% 4/1/2045	1,240,660
			3,904,465
		Electric—6.7%
1,000	M	Central Lincoln People's Util. Dist. 5% 12/1/2045	1,221,790
2,000	M	Eugene Electric Util. Rev. 5% 8/1/2038	2,386,420
			3,608,210
		General Obligation—25.1%
1,000	M	Central Oregon Community College District 5% 6/15/2030	1,148,560
1,000	M	Clackamas County School District #7J, 5.25% 6/1/2021	1,206,450
		Jackson County School District #549C:
1,000	M	5% 12/15/2027	1,064,620
1,000	M	5% 6/15/2030	1,085,320
1,000	M	Linn County School District #55, 5.5% 6/15/2027	1,377,710
1,000	M	Marion County School District #103, 5% 6/15/2035	1,238,450
1,000	M	Multnomah County School District #3, 5% 6/30/2035	1,174,600
1,225	M	Newport Zero Coupon 6/1/2029	916,704
500	M	Redmond Terminal Expansion Project 5% 6/1/2034	552,045
1,000	M	Salem 5% 6/1/2028	1,111,160

Portfolio of Investments (continued)

OREGON TAX EXEMPT FUND

June 30, 2016

Principal Amount		Security	Value
		General Obligation (continued)
		Umatilla County Unified School District:
$500	M	4% 6/15/2036 (a)	$574,405
1,000	M	5% 6/15/2033	1,235,440
1,000	M	Washington County School District #15MZero Coupon 6/15/2023	886,790
			13,572,254
		Health Care—13.4%
1,000	M	Deschutes County Hosp. Facs. Rev. 5.375% 1/1/2035	1,063,000
1,000	M	Medford Hosp. Facs. Auth. Rev. 5.5% 8/15/2028	1,160,930
500	M	Ontario Hosp. Facs. Auth. Rev. 5% 12/1/2037	569,040
1,650	M	Oregon State Facs. Auth. Rev. 5% 10/1/2045	2,030,160
		Oregon State Health Sciences Univ. Revenue:
1,500	M	5% 7/1/2032	1,807,950
500	M	5% 7/1/2039	627,130
			7,258,210
		Housing—.3%
170	M	Oregon State Hsg. & Cmnty. Svcs. Dept. Mtg. Rev. 5.35% 7/1/2030	181,363
		Industrial Development Revenue/Pollution Control Revenue—1.0%
500	M	Port Morrow Pollution Ctl. Rev. 5% 5/1/2033	575,205
		Other Tax—3.4%
500	M	Portland Urban Renewal & Redevelopment 5.25% 6/15/2030	574,950
1,000	M	Tri-County Metropolitan Transportation Dist. 5% 9/1/2040	1,247,320
			1,822,270
		Pre-Refunded/Escrowed-to-Maturity—22.1%
		Beaverton School District #48J:
750	M	5% 6/1/2019 (b)	842,640
1,500	M	5.125% 6/1/2019 (b)	1,690,695
1,000	M	Chemeketa Community College District 5% 6/15/2018 (b)	1,085,730

Principal Amount		Security		Value
		Pre-Refunded/Escrowed-to-Maturity (continued)
$1,000	M	Clackamas & Washington Counties School District #3, 5% 6/15/2019 (b)		$1,124,090
1,000	M	Deschutes & Jefferson Counties School District #2J, 6% 6/15/2018 (b)		1,104,960
750	M	Lane County Met. Wastewater 5.25% 11/1/2018 (b)		830,122
1,000	M	Oregon State Admin. Svcs. Lottery Rev. 5% 4/1/2018 (b)		1,076,410
2,000	M	Oregon State Department Trans. Hwy. User Tax Rev. 5% 11/15/2016 (b)		2,033,660
1,000	M	Polk Marion & Benton Counties School District #13J, 5% 6/15/2019 (b)		1,124,720
1,000	M	Yamhill County School District #40, 5% 6/15/2017 (b)		1,042,530
				11,955,557
		State General Obligation—.6%
250	M	Oregon State 5% 5/1/2036		318,197
		Water/Sewer—12.9%
		Clackamas River Water Revenue:
1,000	M	5% 11/1/2043		1,227,310
665	M	5% 11/1/2046		814,366
500	M	Hermiston Wtr. & Swr. Sys. 5% 11/1/2034		601,020
1,000	M	Portland Sewer Sys. Rev. 4.75% 6/15/2025		1,074,810
500	M	Portland Water Sys. Rev. 5% 5/1/2034		582,180
2,195	M	Tigard Water Sys. Rev. 5% 8/1/2031		2,658,716
				6,958,402
Total Value of Municipal Bonds (cost $47,874,753)			99.2%	53,683,021
Other Assets, Less Liabilities			.8	431,113
Net Assets			100.0%	$54,114,134

(a)	A portion or all of the security purchased on a when-issued or delayed delivery basis (see Note 1E).

(b)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements

Fund Expenses (unaudited)

PENNSYLVANIA TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (1/1/16)	Ending Account Value (6/30/16)	Expenses Paid During Period (1/1/16-6/30/16)*
Class A Shares	0.98%
Actual		$1,000.00	$1,027.69	$4.94
Hypothetical**		$1,000.00	$1,019.99	$4.92
Class B Shares	1.77%
Actual		$1,000.00	$1,023.53	$8.91
Hypothetical**		$1,000.00	$1,016.06	$8.87
Advisor Class Shares	0.67%
Actual		$1,000.00	$1,028.94	$3.38
Hypothetical**		$1,000.00	$1,021.53	$3.37
Institutional Class Shares	0.67%
Actual		$1,000.00	$1,028.96	$3.38
Hypothetical**		$1,000.00	$1,021.53	$3.37

*

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived and/or assumed.

**	Assumed rate of return of 5% before expenses.

Portfolio Composition

BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2016, and are based on the total value of investments.

Portfolio of Investments

PENNSYLVANIA TAX EXEMPT FUND

June 30, 2016

Principal Amount		Security	Value
		MUNICIPAL BONDS—100.4%
		Airport—3.0%
$1,000	M	Philadelphia Airport Rev. 5.375% 6/15/2029	$1,041,660
		Appropriation—3.2%
1,000	M	Commonwealth Financing Auth. Rev. 5% 6/1/2031	1,103,980
		Education—4.9%
1,000	M	Northampton Cnty. Auth. Rev. 5.5% 11/15/2033	1,120,030
500	M	State Pub. Sch. Bldg. 5.5% 3/1/2031	587,435
			1,707,465
		General Obligation—31.8%
500	M	Boyertown Area School District 5% 10/1/2036	598,090
1,000	M	Catasauqua 3% 8/15/2046 (a)	993,400
1,000	M	Centennial Bucks County School District 5.125% 12/15/2032	1,110,050
1,000	M	East Stroudsburg Area School District 5% 9/1/2029	1,065,850
1,000	M	Easton Area School District 5.2% 4/1/2028	1,069,970
1,000	M	Erie Parking Auth. Facs. Rev. 5.2% 9/1/2035	1,122,260
1,000	M	Penn Delco School District 5% 6/1/2034	1,218,200
950	M	Philadelphia School District 6% 9/1/2038	1,014,752
700	M	Reading 6.25% 11/1/2033	777,714
1,000	M	Scranton School District 5% 7/15/2027	1,043,900
1,000	M	West Mifflin Area School District 5.375% 4/1/2028	1,097,550
			11,111,736
		Health Care—16.0%
1,000	M	Allegheny County Hosp. Dev. Auth. Rev. 5.375% 8/15/2029	1,134,640
1,000	M	Central Bradford Progress Auth. Hosp. Rev. 5.5% 12/1/2031	1,201,090
1,000	M	Geisinger Auth. Hlth. Systems Rev. 5.125% 6/1/2034	1,107,390
1,000	M	Penn. St. Higher Educ. Facs. Auth. Hlth. Rev. 5.5% 8/15/2018	1,101,120
500	M	Philadelphia Hosp. & Higher Educ. Facs. Rev. 5% 7/1/2032	585,095
430	M	Southcentral Gen. Auth. Rev. 6% 6/1/2025	462,745
			5,592,080

Portfolio of Investments (continued)

PENNSYLVANIA TAX EXEMPT FUND

June 30, 2016

Principal Amount		Security		Value
		Other Tax—5.0%
$1,000	M	Allegheny County Port. Auth. Spl. Rev. 5.25% 3/1/2024		$1,183,870
500	M	Pittsburgh & Allegheny Cnty. Regl. Asset Dist. 5% 2/1/2031		571,150
				1,755,020
		Pre-Refunded/Escrowed-to-Maturity—16.4%
955	M	Beaver County 5.55% 11/15/2017 (b)		1,020,379
400	M	Daniel Boone Area School District 5% 8/15/2018 (b)		436,728
1,000	M	Methacton School District 6.375% 3/1/2018 (b)		1,096,280
		Pennsylvania State Turnpike Comm. Revenue:
1,000	M	6% 6/1/2018 (b)		1,102,760
1,000	M	5% 6/1/2019 (b)		1,122,910
300	M	Reading 6.25% 11/1/2018 (b)		338,844
570	M	Southcentral Gen. Auth. Rev. 6% 6/1/2018 (b)		627,188
				5,745,089
		Toll & Turnpike—3.4%
1,000	M	Pennsylvania State Turnpike Comm. Rev. 5% 12/1/2030		1,171,510
		Water/Sewer—16.7%
1,000	M	Bucks County Water & Sewer Auth. Rev. 5% 12/1/2035		1,150,070
500	M	Delaware County Regl. Water Quality Control Auth. Rev. 5% 5/1/2040		605,595
1,000	M	Erie Water Auth. Rev. 5% 12/1/2031		1,119,240
500	M	North Penn Water Auth. Rev. 5% 11/1/2032		587,955
1,000	M	Philadelphia Water & Wastewater Rev. 5% 11/1/2028		1,210,550
1,000	M	Scranton Sewer Auth. Rev. 5.25% 12/1/2031		1,184,180
				5,857,590
Total Value of Bonds (cost $31,342,920)			100.4%	35,086,130
Excess of Liabilities Over Other Assets			(.4)	(125,523)
Net Assets			100.0%	$34,960,607

(a)	A portion or all of the security purchased on a when-issued or delayed delivery basis (see Note 1E).

(b)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements

Fund Expenses (unaudited)

VIRGINIA TAX EXEMPT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

Expense Example	Annualized Expense Ratio	Beginning Account Value (1/1/16)	Ending Account Value (6/30/16)	Expenses Paid During Period (1/1/16-6/30/16)*
Class A Shares	0.94%
Actual		$1,000.00	$1,036.30	$4.76
Hypothetical**		$1,000.00	$1,020.19	$4.72
Class B Shares	2.21%
Actual		$1,000.00	$1,029.91	$11.15
Hypothetical**		$1,000.00	$1,013.87	$11.07
Advisor Class Shares	0.89%
Actual		$1,000.00	$1,035.95	$4.51
Hypothetical**		$1,000.00	$1,020.43	$4.47
Institutional Class Shares	0.66%
Actual		$1,000.00	$1,038.02	$3.34
Hypothetical**		$1,000.00	$1,021.58	$3.32

*

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived and/or assumed.

**	Assumed rate of return of 5% before expenses.

Portfolio Composition

TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2016, and are based on the total value of investments.

Portfolio of Investments

VIRGINIA TAX EXEMPT FUND

June 30, 2016

Principal Amount		Security	Value
		MUNICIPAL BONDS—99.0%
		Airport—6.9%
$1,250	M	Capital Regional Airport Rev. 4% 7/1/2038	$1,399,763
		Metropolitan Washington, D.C. Airport Auth. Sys. Revenue:
1,000	M	5% 10/1/2026	1,123,490
500	M	5% 10/1/2034	616,610
			3,139,863
		Appropriation—8.3%
		Arlington County Indl. Dev. Auth. Revenue:
500	M	5% 2/15/2029	562,455
500	M	5% 2/15/2030	568,460
1,750	M	Virginia State Commonwealth Trans. Rev. 5% 5/15/2034	2,065,910
500	M	Western VA Regl. Jail Facs. Rev. 5% 12/1/2038 (a)	619,650
			3,816,475
		Combined Utility—3.7%
		Richmond Public Util. Revenue:
500	M	5% 1/15/2038	600,025
1,000	M	5% 1/15/2040	1,100,830
			1,700,855
		Education—3.9%
1,000	M	Lexington Indl. Dev. Auth. Educ. Facs. Rev. 5% 1/1/2043	1,178,990
500	M	Prince William Cnty. Indl. Dev. Auth. 5.5% 9/1/2034	594,635
			1,773,625
		General Obligation—9.1%
1,000	M	Norfolk 5% 8/1/2034	1,227,650
1,000	M	Portsmouth 5% 2/1/2035	1,209,630
500	M	Powhatan Cnty. 5% 1/15/2032	562,995
1,000	M	Suffolk 5% 6/1/2028	1,184,410
			4,184,685

Principal Amount		Security	Value
		Health Care—3.9%
$1,000	M	Norfolk Econ. Dev. Auth. Hlth. Care Facs. Rev. 5% 11/1/2043	$1,181,590
500	M	Winchester Econ. Dev. Auth. Hosp. Rev. 5% 1/1/2035	608,690
			1,790,280
		Lease—7.9%
1,000	M	Fairfax Cnty. Econ Dev. Auth. Rev. 5% 3/1/2029	1,167,420
1,000	M	Virginia State College Bldg. Auth. Facs. Rev. 5% 9/1/2029	1,259,090
1,000	M	Virginia State Public Bldg. Auth. Rev. 5% 8/1/2031	1,174,560
			3,601,070
		Other Revenue—7.8%
1,000	M	Rappahannock Regl. Jail Facs. Rev. 5% 10/1/2035	1,243,640
		Virginia St. Res. Auth. Infrastructure Revenue:
600	M	5% 11/1/2029	674,748
370	M	5% 11/1/2033	406,327
1,000	M	5% 11/1/2045	1,242,750
			3,567,465
		Other Tax—2.7%
1,000	M	New River Vy. Regl. Jail Facs. Rev. 5% 10/1/2038	1,242,220
		Pre-Refunded/Escrowed-to-Maturity—33.4%
1,000	M	Capital Regional Airport Rev. 5% 7/1/2018 (b)	1,086,940
1,000	M	Danville 5% 8/1/2019 (b)	1,131,590
1,000	M	Fairfax Cnty. Indl. Dev. Auth. Rev. 5.25% 5/15/2019 (b)	1,129,130
1,000	M	Hampton Roads Sanitation Dist. Wastewater Rev. 5% 4/1/2018 (b)	1,077,150
500	M	Hanover County 5.25% 1/15/2021 (b)	598,745
1,000	M	Hopewell 5.875% 7/15/2019 (b)	1,156,160
1,000	M	New Kent County Econ. Dev. Auth. Lease Rev. 5% 2/1/2017 (b)	1,025,790
1,000	M	Roanoke County Econ. Dev. Auth. Lease Rev. 5% 10/15/2018 (b)	1,099,450
530	M	Roanoke Indl. Dev. Auth. Hosp. Rev. Proj. 6.125% 7/1/2017	543,981

Portfolio of Investments (continued)

VIRGINIA TAX EXEMPT FUND

June 30, 2016

Principal Amount		Security		Value
		Pre-Refunded/Escrowed-to-Maturity (continued)
$1,000	M	Stafford County Indl. Dev. Auth. Rev. 5.25% 8/1/2016 (b)		$1,004,110
		Virginia State Public School Authority Revenue:
1,000	M	5% 8/1/2016 (b)		1,003,930
1,000	M	5% 8/1/2019 (b)		1,129,620
		Virginia St. Res. Auth. Infrastructure Revenue:
575	M	5% 11/1/2018 (b)		633,523
400	M	5% 11/1/2019 (b)		455,212
1,000	M	Washington Cnty. Indl. Dev. Auth. Lease Rev. 5.25% 8/1/2020 (b)		1,177,570
1,000	M	Waynesboro 5% 1/15/2017 (b)		1,024,120
				15,277,021
		Toll & Turnpike—1.2%
500	M	Metropolitan Washington, D.C. Airport Auth. Rev. 5% 10/1/2053		563,375
		Transportation—2.5%
1,000	M	Washington, D.C. Met. Area Trans. Auth. Rev. 5.25% 7/1/2029		1,115,180
		Water/Sewer—7.7%
1,000	M	Fairfax Cnty. Swr. Rev. 4% 7/15/2037		1,154,560
500	M	Hampton Roads Sanitation Dist. Wastewater Rev. 5% 8/1/2043		629,100
500	M	Hopewell Swr. Sys. Rev. 5% 7/15/2033		580,970
1,000	M	Norfolk Water Rev. 5% 11/1/2037		1,169,460
				3,534,090
Total Value of Municipal Bonds (cost $41,071,210)			99.0%	45,306,204
Other Assets, Less Liabilities			1.0	453,545
Net Assets			100.0%	$45,759,749

(a)	A portion or all of the security purchased on a when-issued or delayed delivery basis (see Note 1E).

(b)	Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements

This page left intentionally blank.

Statements of Assets and Liabilities

FIRST INVESTORS TAX EXEMPT FUNDS

June 30, 2016

	TAX EXEMPT INCOME	TAX EXEMPT OPPORTUNITIES
Assets
Investments in securities:
At identified cost	$605,377,798	$259,022,329
At value (Note 1A)	$679,037,684	$289,961,626
Cash	—	—
Receivables:
Interest	10,566,103	3,845,793
Investment securities sold	—	1,879,562
Shares sold	298,942	568,754
Other assets	50,160	19,928
Total Assets	689,952,889	296,275,663

Liabilities
Cash overdraft	4,268,195	1,395,307
Payables:
Investment securities purchased	6,373,518	12,027,114
Dividends payable	496,502	106,153
Shares redeemed	424,293	74,524
Accrued advisory fees	302,630	126,071
Accrued shareholder servicing costs	36,031	19,411
Accrued expenses	51,573	24,998
Total Liabilities	11,952,742	13,773,578
Net Assets	$678,000,147	$282,502,085

Net Assets Consist of:
Capital paid in	$611,947,722	$254,282,877
Undistributed net investment income	1,121,611	920,441
Accumulated net realized loss on investments	(8,729,072)	(3,640,530)
Net unrealized appreciation in value of investments	73,659,886	30,939,297
Total	$678,000,147	$282,502,085

See notes to financial statements

SINGLE STATE TAX EXEMPT FUNDS
CALIFORNIA	CONNECTICUT	MASSACHUSETTS	MICHIGAN	MINNESOTA

$46,959,721	$32,368,727	$20,732,294	$18,111,674	$18,385,148
$53,359,924	$35,481,687	$23,527,805	$20,223,190	$20,232,533
—	—	—	—	201,193

694,099	535,181	297,898	252,479	270,230
557,938	—	300,291	—	—
103,183	955	11,567	2,000	39,132
3,512	2,398	1,532	1,393	1,480
54,718,656	36,020,221	24,139,093	20,479,062	20,744,568

23,305	321,745	567,546	94,974	—

1,135,333	—	—	—	319,460
30,759	17,366	11,474	15,784	9,959
21,700	12,500	41,294	11,225	11,020
21,599	14,528	9,485	8,319	8,291
2,588	1,617	1,452	971	785
10,996	10,686	10,082	9,169	10,345
1,246,280	378,442	641,333	140,442	359,860
$53,472,376	$35,641,779	$23,497,760	$20,338,620	$20,384,708

$47,989,528	$32,906,173	$21,202,916	$18,201,635	$18,664,095
70,859	49,184	29,584	34,593	10,966
(988,214)	(426,538)	(530,251)	(9,124)	(137,738)
6,400,203	3,112,960	2,795,511	2,111,516	1,847,385
$53,472,376	$35,641,779	$23,497,760	$20,338,620	$20,384,708

Statements of Assets and Liabilities

FIRST INVESTORS TAX EXEMPT FUNDS

June 30, 2016

	TAX EXEMPT INCOME	TAX EXEMPT OPPORTUNITIES
Net Assets:
Class A	$632,964,716	$275,377,976
Class B	$990,749	$2,437,964
Advisor Class	$33,280,947	$4,679,740
Institutional Class	$10,763,735	$6,405

Shares of beneficial interest outstanding (Note 2):
Class A	63,614,101	15,841,917
Class B	99,957	140,959
Advisor Class	3,347,511	269,221
Institutional Class	1,079,323	367

Net asset value and redemption price per share - Class A	$9.95	$17.38

Maximum offering price per share - Class A (Net asset value/.9425)*	$10.56	$18.44

Net asset value and offering price per share - Class B**	$9.91	$17.30

Net asset value and offering price per share - Advisor Class	$9.94	$17.38

Net asset value and offering price per share - Institutional Class	$9.97	$17.45

*	On purchases of $100,000 or more, the sales charge is reduced.
**	Redemption price is equal to net asset value less contingent sales charges, if applicable (Note 2).

See notes to financial statements

SINGLE STATE TAX EXEMPT FUNDS
CALIFORNIA	CONNECTICUT	MASSACHUSETTS	MICHIGAN	MINNESOTA

$49,548,712	$35,063,378	$22,703,826	$20,011,591	$19,959,058
$4,088	$560,502	$191,845	$165,967	$70,558
$3,913,113	$11,560	$595,724	$154,738	$348,821
$6,463	$6,339	$6,365	$6,324	$6,271

3,719,961	2,539,882	1,846,205	1,600,206	1,605,467
309	40,619	15,639	13,323	5,706
294,375	844	48,334	12,327	28,053
486	457	516	506	504

$13.32	$13.81	$12.30	$12.51	$12.43

$14.13	$14.65	$13.05	$13.27	$13.19

$13.23	$13.80	$12.27	$12.46	$12.37

$13.29	$13.70	$12.33	$12.55	$12.43

$13.29	$13.88	$12.33	$12.49	$12.45

Statements of Assets and Liabilities

FIRST INVESTORS TAX EXEMPT FUNDS

June 30, 2016

	NEW JERSEY	NEW YORK
Assets
Investments in securities:
At identified cost	$42,781,921	$139,582,790
At value (Note 1A)	$48,170,343	$157,352,172
Cash	151,864	385,786
Receivables:
Interest	692,266	1,933,378
Investment securities sold	—	—
Shares sold	916	114,811
Other assets	3,291	10,392
Total Assets	49,018,680	159,796,539

Liabilities
Payables:
Investment securities purchased	566,190	863,248
Dividends payable	28,658	105,622
Shares redeemed	11,700	380,292
Accrued advisory fees	19,687	64,169
Accrued shareholder servicing costs	3,385	7,819
Accrued expenses	11,553	17,794
Total Liabilities	641,173	1,438,944
Net Assets	$48,377,507	$158,357,595

Net Assets Consist of:
Capital paid in	$43,415,561	$143,700,957
Undistributed net investment income (deficit)	(4,454)	275,974
Accumulated net realized gain (loss) on investments	(422,022)	(3,388,718)
Net unrealized appreciation in value of investments	5,388,422	17,769,382
Total	$48,377,507	$158,357,595

See notes to financial statements

SINGLE STATE TAX EXEMPT FUNDS
NORTH CAROLINA	OHIO	OREGON	PENNSYLVANIA	VIRGINIA

$19,619,101	$19,586,764	$47,874,753	$31,342,920	$41,071,210
$21,686,612	$21,762,954	$53,683,021	$35,086,130	$45,306,204
1,100,250	270,601	803,706	569,393	347,164

244,571	175,513	460,621	321,991	627,328
398,500	503,063	0	499,374	—
542	24,378	3,937	23,967	240,374
1,356	1,532	3,805	2,520	2,898
23,431,831	22,738,041	54,955,090	36,503,375	46,523,968

1,607,471	776,847	573,450	1,475,410	619,645
12,418	10,961	22,041	39,861	34,348
72	—	209,409	—	78,810
8,683	8,908	21,959	14,205	18,442
608	989	2,768	2,604	1,768
9,333	8,745	11,329	10,688	11,206
1,638,585	806,450	840,956	1,542,768	764,219
$21,793,246	$21,931,591	$54,114,134	$34,960,607	$45,759,749

$20,014,855	$19,836,138	$49,444,070	$31,102,562	$42,768,721
(1,025)	71,330	48,066	79,824	32,975
(288,095)	(152,067)	(1,186,270)	35,011	(1,276,941)
2,067,511	2,176,190	5,808,268	3,743,210	4,234,994
$21,793,246	$21,931,591	$54,114,134	$34,960,607	$45,759,749

Statements of Assets and Liabilities

FIRST INVESTORS TAX EXEMPT FUNDS

June 30, 2016

	NEW JERSEY	NEW YORK
Net Assets:
Class A	$46,852,522	$150,312,674
Class B	$448,299	$1,193,167
Advisor Class	$1,070,268	$6,845,392
Institutional Class	$6,418	$6,362

Shares of beneficial interest outstanding (Note 2):
Class A	3,501,572	10,068,437
Class B	33,680	80,048
Advisor Class	80,080	458,766
Institutional Class	481	426

Net asset value and redemption price per share - Class A	$13.38	$14.93

Maximum offering price per share - Class A (Net asset value/.9425)*	$14.20	$15.84

Net asset value and offering price per share - Class B**	$13.31	$14.91

Net asset value and offering price per share - Advisor Class	$13.37	$14.92

Net asset value and offering price per share - Institutional Class	$13.35	$14.94

*	On purchases of $100,000 or more, the sales charge is reduced.
**	Redemption price is equal to net asset value less contingent sales charges, if applicable (Note 2).

See notes to financial statements

SINGLE STATE TAX EXEMPT FUNDS
NORTH CAROLINA	OHIO	OREGON	PENNSYLVANIA	VIRGINIA

$21,363,990	$21,837,615	$51,067,860	$33,831,219	$45,628,107
$79,896	$76,078	$323,594	$287,753	$22,763
$343,118	$11,552	$2,716,288	$835,324	$102,523
$6,242	$6,346	$6,392	$6,311	$6,356

1,553,098	1,688,652	3,627,366	2,504,761	3,367,819
5,822	5,901	23,104	21,444	1,694
24,902	906	193,400	61,802	7,586
454	487	455	468	467

$13.76	$12.93	$14.08	$13.51	$13.55

$14.60	$13.72	$14.94	$14.33	$14.38

$13.72	$12.89	$14.01	$13.42	$13.44

$13.78	$12.75	$14.04	$13.52	$13.51

$13.75	$13.02	$14.06	$13.49	$13.61

Statements of Operations

FIRST INVESTORS TAX EXEMPT FUNDS

Six Months Ended June 30, 2016

	TAX EXEMPT INCOME	TAX EXEMPT OPPORTUNITIES
Investment Income
Interest income	$16,099,251	$5,809,219
Expenses (Notes 1 and 5):
Advisory fees	1,977,032	820,056
Distribution plan expenses-Class A	939,085	399,738
Distribution plan expenses-Class B	5,077	12,833
Shareholder servicing costs - Class A	175,888	100,334
Shareholder servicing costs - Class B	697	1,355
Shareholder servicing costs - Advisor Class	6,475	4,859
Shareholder servicing costs - Institutional Class	1,203	1
Professional fees	68,590	27,567
Registration fees	40,564	38,635
Custodian fees	15,970	7,585
Reports to shareholders	21,401	16,395
Trustees' fees	19,069	7,818
Other expenses	33,725	15,683
Total expenses	3,304,776	1,452,859
Less: Expenses waived	(149,529)	(68,339)
Less: Expenses paid indirectly	(4,851)	(3,090)
Net expenses	3,150,396	1,381,430
Net investment income	12,948,855	4,427,789

Realized and Unrealized Gain (Loss) on Investments (Note 4):
Net realized gain on investments	519,117	971,064
Net unrealized appreciation of investments	5,362,063	4,474,244
Net gain on investments	5,881,180	5,445,308
Net Increase (Decrease)in Net Assets Resulting from Operations	$18,830,035	$9,873,097

See notes to financial statements

SINGLE STATE TAX EXEMPT FUNDS
CALIFORNIA	CONNECTICUT	MASSACHUSETTS	MICHIGAN	MINNESOTA

$1,099,655	$729,194	$504,213	$464,110	$458,090

154,323	104,975	67,799	60,450	62,348
72,837	51,591	33,109	29,802	30,668
42	2,902	967	841	328
15,724	8,440	7,996	5,499	5,140
16	271	53	52	37
541	12	98	48	110
1	1	1	1	1
9,671	8,729	7,518	7,391	7,460
1,823	1,102	6,218	4,334	874
2,847	2,106	1,509	1,347	1,593
2,556	1,803	1,753	1,602	1,701
1,469	1,003	646	579	604
5,597	4,257	3,155	2,696	4,069
267,447	187,192	130,822	114,642	114,933
(25,720)	(17,495)	(11,300)	(10,075)	(10,391)
(483)	(382)	(258)	(35)	(82)
241,244	169,315	119,264	104,532	104,460
858,411	559,879	384,949	359,578	353,630

65,925	34,798	7,147	28,818	72,033
1,136,484	469,122	358,667	207,880	99,171
1,202,409	503,920	365,814	236,698	171,204
$2,060,820	$1,063,799	$750,763	$596,276	$524,834

Statements of Operations

FIRST INVESTORS TAX EXEMPT FUNDS

Six Months Ended June 30, 2016

	NEW JERSEY	NEW YORK
Investment Income
Interest income	$1,033,948	$3,544,118
Expenses (Notes 1 and 5):
Advisory fees	143,877	458,390
Distribution plan expenses-Class A	69,879	217,876
Distribution plan expenses-Class B	2,160	5,856
Shareholder servicing costs - Class A	13,711	43,416
Shareholder servicing costs - Class B	322	430
Shareholder servicing costs - Advisor Class	217	1,643
Shareholder servicing costs - Institutional Class	1	1
Professional fees	9,775	18,727
Registration fees	1,375	4,003
Custodian fees	2,709	4,736
Reports to shareholders	2,206	4,870
Trustees' fees	1,374	4,367
Other expenses	5,146	11,199
Total expenses	252,752	775,514
Less: Expenses waived	(23,979)	(76,398)
Less: Expenses paid indirectly	(536)	(543)
Net expenses	228,237	698,573
Net investment income	805,711	2,845,545

Realized and Unrealized Gain (Loss) on Investments (Note 4):
Net realized gain on investments	77,305	87,134
Net unrealized appreciation of investments	1,167,495	2,127,583
Net gain on investments	1,244,800	2,214,717
Net Increase in Net Assets Resulting from Operations	$2,050,511	$5,060,262

See notes to financial statements

SINGLE STATE TAX EXEMPT FUNDS
NORTH CAROLINA	OHIO	OREGON	PENNSYLVANIA	VIRGINIA

$458,700	$467,249	$1,050,879	$831,310	$875,587

60,199	65,010	157,300	103,773	130,742
29,621	32,366	74,416	50,493	65,183
394	377	1,592	1,265	142
4,710	5,444	15,934	10,085	11,243
49	126	345	200	88
86	11	697	168	135
1	1	1	1	1
7,377	7,467	9,766	8,730	9,224
872	874	1,443	2,074	962
1,234	1,011	2,765	1,918	1,890
1,603	2,002	2,487	1,904	2,094
574	623	1,496	996	1,239
2,923	3,268	6,035	4,531	5,416
109,643	118,580	274,277	186,138	228,359
(10,034)	(10,835)	(26,216)	(17,296)	(21,791)
(65)	(160)	(604)	(91)	(496)
99,544	107,585	247,457	168,751	206,072
359,156	359,664	803,422	662,559	669,515

38,565	91,894	35,398	94,375	48,666
62,972	247,701	1,312,233	175,066	848,898
101,537	339,595	1,347,631	269,441	897,564
$460,693	$699,259	$2,151,053	$932,000	$1,567,079

Statements of Changes in Net Assets

FIRST INVESTORS TAX EXEMPT FUNDS

	TAX EXEMPT INCOME
	1/1/16 to 6/30/16	1/1/15 to 12/31/15
Increase (Decrease) in Net Assets From Operations
Net investment income	$12,948,855	$26,292,957
Net realized gain on investments	519,117	568,365
Net unrealized appreciation (depreciation) of investments	5,362,063	(10,683,318)
Net increase in net assets resulting from operations	18,830,035	16,178,004

Dividends to Shareholders
Net investment income-Class A	(12,354,586)	(24,844,499)
Net investment income-Class B	(16,519)	(35,425)
Net investment income-Advisor Class	(631,797)	(978,160)
Net investment income-Institutional Class	(156,702)	(231,193)
Total dividends	(13,159,604)	(26,089,277)

Trust Share Transactions
Class A:
Proceeds from shares sold	18,541,838	26,711,140
Reinvestment of dividends	9,594,089	19,090,675
Cost of shares redeemed	(27,786,738)	(54,290,583)
	349,189	(8,488,768)
Class B:
Proceeds from shares sold	83,425	145,341
Reinvestment of dividends	12,764	26,973
Cost of shares redeemed	(179,981)	(493,618)
	(83,792)	(321,304)
Advisor Class:
Proceeds from shares sold	7,744,512	13,447,249
Reinvestment of dividends	586,247	933,251
Cost of shares redeemed	(4,414,952)	(3,863,330)
	3,915,807	10,517,170
Institutional Class:
Proceeds from shares sold	3,567,003	7,485,886
Reinvestment of dividends	130	22,261
Cost of shares redeemed	—	(5,974,376)
	3,567,133	1,533,771
Net increase (decrease) from trust share transactions	7,748,337	3,240,869
Net increase (decrease) in net assets	13,418,768	(6,670,404)

Net Assets
Beginning of period	664,581,379	671,251,783
End of period +	$678,000,147	$664,581,379
+ Includes undistributed net investment income of	$1,121,611	$1,332,360

See notes to financial statements

		SINGLE STATE TAX EXEMPT FUNDS
TAX EXEMPT OPPORTUNITIES		CALIFORNIA		CONNECTICUT
1/1/16 to 6/30/16	1/1/15 to 12/31/15	1/1/16 to 6/30/16	1/1/15 to 12/31/15	1/1/16 to 6/30/16	1/1/15 to 12/31/15

$4,427,789	$8,720,340	$858,411	$1,663,984	$559,879	$1,144,884
971,064	1,455,756	65,925	155,193	34,798	102,014
4,474,244	(2,041,150)	1,136,484	(152,280)	469,122	(405,024)
9,873,097	8,134,946	2,060,820	1,666,897	1,063,799	841,874

(4,293,529)	(8,494,573)	(819,939)	(1,632,501)	(545,898)	(1,086,902)
(32,769)	(68,322)	(116)	(540)	(6,914)	(17,646)
(71,324)	(125,224)	(53,246)	(56,289)	(183)	(219)
(103)	(80)	(117)	(92)	(99)	(77)
(4,397,725)	(8,688,199)	(873,418)	(1,689,422)	(553,094)	(1,104,844)

17,358,231	29,070,016	3,752,113	6,746,977	1,370,444	2,588,331
3,699,364	7,273,475	627,557	1,231,093	447,216	888,239
(16,275,568)	(36,170,552)	(4,558,303)	(7,240,565)	(1,593,150)	(3,650,490)
4,782,027	172,939	(178,633)	737,505	224,510	(173,920)

128,914	13,612	1,250	3,000	26,073	—
22,352	46,169	116	540	4,889	12,596
(349,015)	(243,904)	(7,742)	(15,046)	(129,802)	(192,163)
(197,749)	(184,123)	(6,376)	(11,506)	(98,840)	(179,567)

1,160,036	5,000,698	2,049,521	1,738,322	—	10,000
60,934	113,708	52,991	56,239	183	209
(793,808)	(4,624,479)	(659,884)	(211,619)	—	(4,612)
427,162	489,927	1,442,628	1,582,942	183	5,597

—	5,000	—	5,000	—	5,000
103	80	116	92	99	77
—	—	—	—	—	—
103	5,080	116	5,092	99	5,077
5,011,543	483,823	1,257,735	2,314,033	125,952	(342,813)
10,486,915	(69,430)	2,445,137	2,291,508	636,657	(605,783)

272,015,170	272,084,600	51,027,239	48,735,731	35,005,122	35,610,905
$282,502,085	$272,015,170	$53,472,376	$51,027,239	$35,641,779	$35,005,122
$920,441	$890,377	$70,859	$85,866	$49,184	$42,399

Statements of Changes in Net Assets

FIRST INVESTORS TAX EXEMPT FUNDS

	TAX EXEMPT INCOME
	1/1/16 to 6/30/16	1/1/15 to 12/31/15
Trust Shares Issued and Redeemed
Class A:
Sold	1,871,772	2,693,496
Issued for dividends reinvested	968,618	1,923,832
Redeemed	(2,805,610)	(5,472,735)
Net increase (decrease) in Class A trust shares outstanding	34,780	(855,407)

Class B:
Sold	8,438	14,738
Issued for dividends reinvested	1,293	2,724
Redeemed	(18,278)	(49,459)
Net decrease in Class B trust shares outstanding	(8,547)	(31,997)

Advisor Class:
Sold	782,139	1,359,807
Issued for dividends reinvested	59,244	94,251
Redeemed	(445,894)	(391,025)
Net increase in Advisor Class trust shares outstanding	395,489	1,063,033

Institutional Class:
Sold	358,571	748,297
Issued for dividends reinvested	13	2,257
Redeemed	—	(595,057)
Net increase in Institutional Class trust shares outstanding	358,584	155,497

See notes to financial statements

		SINGLE STATE TAX EXEMPT FUNDS
TAX EXEMPT OPPORTUNITIES		CALIFORNIA		CONNECTICUT
1/1/16 to 6/30/16	1/1/15 to 12/31/15	1/1/16 to 6/30/16	1/1/15 to 12/31/15	1/1/16 to 6/30/16	1/1/15 to 12/31/15

1,008,532	1,711,883	285,079	520,526	100,097	190,556
214,996	427,923	47,670	95,017	32,656	65,285
(946,753)	(2,132,361)	(346,864)	(559,870)	(116,565)	(268,334)
276,775	7,445	(14,115)	55,673	16,188	(12,493)

7,514	805	96	233	1,918	—
1,305	2,727	9	42	357	926
(20,355)	(14,410)	(591)	(1,170)	(9,516)	(14,182)
(11,536)	(10,878)	(486)	(895)	(7,241)	(13,256)

67,433	295,033	155,786	134,984	—	746
3,541	6,691	4,030	4,352	13	16
(46,206)	(273,305)	(50,211)	(16,394)	—	(342)
24,768	28,419	109,605	122,942	13	420

—	295	—	389	—	368
6	5	9	7	8	6
—	—	—	—	—	—
6	300	9	396	8	374

Statements of Changes in Net Assets

FIRST INVESTORS TAX EXEMPT FUNDS

	MASSACHUSETTS
	1/1/16 to 6/30/16	1/1/15 to 12/31/15
Increase (Decrease) in Net Assets From Operations
Net investment income	$384,949	$731,973
Net realized gain on investments	7,147	8,120
Net unrealized appreciation (depreciation) of investments	358,667	(197,862)
Net increase in net assets resulting from operations	750,763	542,231

Dividends to Shareholders
Net investment income-Class A	(353,265)	(718,236)
Net investment income-Class B	(2,453)	(5,204)
Net investment income-Advisor Class	(5,579)	(4,514)
Net investment income-Institutional Class	(106)	(83)
Total dividends	(361,403)	(728,037)

Trust Share Transactions
Class A:
Proceeds from shares sold	1,207,515	2,323,472
Reinvestment of dividends	284,143	562,507
Cost of shares redeemed	(1,113,735)	(3,334,200)
	377,923	(448,221)
Class B:
Proceeds from shares sold	3,600	7,200
Reinvestment of dividends	2,453	5,200
Cost of shares redeemed	(14,347)	(45,246)
	(8,294)	(32,846)
Advisor Class:
Proceeds from shares sold	313,538	276,903
Reinvestment of dividends	5,393	4,439
Cost of shares redeemed	(13,632)	(67,301)
	305,299	214,041
Institutional Class:
Proceeds from shares sold	—	5,000
Reinvestment of dividends	106	83
Cost of shares redeemed	—	—
	106	5,083
Net increase (decrease) from trust share transactions	675,034	(261,943)
Net increase (decrease) in net assets	1,064,394	(447,749)

Net Assets
Beginning of period	22,433,366	22,881,115
End of period +	$23,497,760	$22,433,366
+ Includes undistributed net investment income of	$29,584	$6,038

See notes to financial statements

SINGLE STATE TAX EXEMPT FUNDS
MICHIGAN		MINNESOTA		NEW JERSEY
1/1/16 to 6/30/16	1/1/15 to 12/31/15	1/1/16 to 6/30/16	1/1/15 to 12/31/15	1/1/16 to 6/30/16	1/1/15 to 12/31/15

$359,578	$745,683	$353,630	$724,878	$805,711	$1,708,486
28,818	97,211	72,033	57,581	77,305	216,496
207,880	(280,787)	99,171	(375,084)	1,167,495	(911,233)
596,276	562,107	524,834	407,375	2,050,511	1,013,749

(361,508)	(723,375)	(338,520)	(718,210)	(794,414)	(1,672,672)
(2,497)	(5,873)	(884)	(1,857)	(5,970)	(12,541)
(2,089)	(2,637)	(4,955)	(6,979)	(17,301)	(21,676)
(120)	(94)	(111)	(86)	(118)	(92)
(366,214)	(731,979)	(344,470)	(727,132)	(817,803)	(1,706,981)

476,836	1,514,657	681,965	1,532,924	2,183,300	2,696,416
264,964	563,158	274,032	607,307	618,103	1,310,294
(754,472)	(2,261,741)	(2,353,895)	(2,289,735)	(3,205,284)	(6,528,627)
(12,672)	(183,926)	(1,397,898)	(149,504)	(403,881)	(2,521,917)

11	—	—	—	116,061	7,200
2,408	4,822	884	1,857	4,231	8,908
(36,358)	(2,500)	—	—	(105,780)	(120,299)
(33,939)	2,322	884	1,857	14,512	(104,191)

74,069	45,222	115,927	138,877	231,335	406,885
1,614	2,637	4,950	6,978	14,570	16,833
(6,784)	(62)	(26,375)	(32,669)	(66,884)	(29,727)
68,899	47,797	94,502	113,186	179,021	393,991

—	5,000	—	5,000	—	5,000
120	94	111	86	117	92
—	—	—	—	—	—
120	5,094	111	5,086	117	5,092
22,408	(128,713)	(1,302,401)	(29,375)	(210,231)	(2,227,025)
252,470	(298,585)	(1,122,037)	(349,132)	1,022,477	(2,920,257)

20,086,150	20,384,735	21,506,745	21,855,877	47,355,030	50,275,287
$20,338,620	$20,086,150	$20,384,708	$21,506,745	$48,377,507	$47,355,030
$34,593	$41,229	$10,966	$1,806	$(4,454)	$7,638

Statements of Changes in Net Assets

FIRST INVESTORS TAX EXEMPT FUNDS

	MASSACHUSETTS
	1/1/16 to 6/30/16	1/1/15 to 12/31/15
Trust Shares Issued and Redeemed
Class A:
Sold	99,036	192,200
Issued for dividends reinvested	23,319	46,517
Redeemed	(91,369)	(276,854)
Net increase (decrease) in Class A trust shares outstanding	30,986	(38,137)

Class B:
Sold	297	596
Issued for dividends reinvested	202	431
Redeemed	(1,179)	(3,731)
Net increase (decrease) in Class B trust shares outstanding	(680)	(2,704)

Advisor Class:
Sold	25,595	23,021
Issued for dividends reinvested	441	367
Redeemed	(1,112)	(5,608)
Net increase in Advisor Class trust shares outstanding	24,924	17,780

Institutional Class:
Sold	—	416
Issued for dividends reinvested	8	7
Redeemed	—	—
Net increase in Institutional Class trust shares outstanding	8	423

See notes to financial statements

SINGLE STATE TAX EXEMPT FUNDS
MICHIGAN		MINNESOTA		NEW JERSEY
1/1/16 to 6/30/16	1/1/15 to 12/31/15	1/1/16 to 6/30/16	1/1/15 to 12/31/15	1/1/16 to 6/30/16	1/1/15 to 12/31/15

38,345	122,161	55,151	123,334	165,651	206,167
21,307	45,360	22,129	48,984	46,841	100,293
(60,646)	(182,335)	(190,066)	(184,988)	(242,770)	(500,418)
(994)	(14,814)	(112,786)	(12,670)	(30,278)	(193,958)

1	—	—	—	8,840	555
194	389	72	150	322	684
(2,936)	(203)	—	—	(8,027)	(9,192)
(2,741)	186	72	150	1,135	(7,953)

5,932	3,614	9,356	11,243	17,570	31,271
129	212	400	564	1,105	1,292
(541)	(5)	(2,133)	(2,642)	(5,073)	(2,268)
5,520	3,821	7,623	9,165	13,602	30,295

—	406	—	406	—	387
9	8	9	7	9	7
—	—	—	—	—	—
9	414	9	413	9	394

Statements of Changes in Net Assets

FIRST INVESTORS TAX EXEMPT FUNDS

	NEW YORK
	1/1/16 to 6/30/16	1/1/15 to 12/31/15
Increase (Decrease) in Net Assets From Operations
Net investment income	$2,845,545	$5,436,308
Net realized gain on investments	87,134	414,830
Net unrealized appreciation (depreciation) of investments	2,127,583	(1,703,584)
Net increase in net assets resulting from operations	5,060,262	4,147,554

Dividends to Shareholders
Net investment income-Class A	(2,621,082)	(5,236,680)
Net investment income-Class B	(17,063)	(34,578)
Net investment income-Advisor Class	(122,041)	(185,125)
Net investment income-Institutional Class	(119)	(93)
Total dividends	(2,760,305)	(5,456,476)

Trust Share Transactions
Class A:
Proceeds from shares sold	8,216,114	7,615,409
Reinvestment of dividends	1,976,424	3,916,873
Cost of shares redeemed	(6,223,329)	(15,463,767)
	3,969,209	(3,931,485)
Class B:
Proceeds from shares sold	63,800	108,750
Reinvestment of dividends	13,925	27,864
Cost of shares redeemed	(85,497)	(249,584)
	(7,772)	(112,970)
Advisor Class:
Proceeds from shares sold	999,904	3,620,991
Reinvestment of dividends	117,933	176,197
Cost of shares redeemed	(676,447)	(1,049,887)
	441,390	2,747,301
Institutional Class:
Proceeds from shares sold	—	5,000
Reinvestment of dividends	119	93
Cost of shares redeemed	—	—
	119	5,093
Net decrease from trust share transactions	4,402,946	(1,292,061)
Net increase (decrease) in net assets	6,702,903	(2,600,983)

Net Assets
Beginning of period	151,654,692	154,255,675
End of period +	$158,357,595	$151,654,692
+ Includes undistributed net investment income of	$275,974	$190,734

See notes to financial statements

SINGLE STATE TAX EXEMPT FUNDS
NORTH CAROLINA		OHIO
1/1/16 to 6/30/16	1/1/15 to 12/31/15	1/1/16 to 6/30/16	1/1/15 to 12/31/15

$359,156	$718,944	$359,664	$736,848
38,565	53,725	91,894	31,372
62,972	(296,166)	247,701	(240,656)
460,693	476,503	699,259	527,564

(361,357)	(711,936)	(345,942)	(684,165)
(1,168)	(2,301)	(822)	(1,629)
(4,506)	(9,866)	(176)	(118)
(119)	(93)	(97)	(75)
(367,150)	(724,196)	(347,037)	(685,987)

2,370,460	1,770,823	312,864	830,788
291,295	521,290	280,251	553,758
(1,372,766)	(1,737,477)	(677,001)	(1,904,364)
1,288,989	554,636	(83,886)	(519,818)

—	—	600	1,200
1,066	2,085	821	1,575
—	(35,345)	(1,337)	(6,615)
1,066	(33,260)	84	(3,840)

132,361	143,903	—	10,000
3,901	8,657	176	118
(7,241)	(306,238)	—	—
129,021	(153,678)	176	10,118

—	5,000	—	5,000
118	92	97	76
—	—	—	—
118	5,092	97	5,076
1,419,194	372,790	(83,529)	(508,464)
1,512,737	125,097	268,693	(666,887)

20,280,509	20,155,412	21,662,898	22,329,785
$21,793,246	$20,280,509	$21,931,591	$21,662,898
$(1,025)	$6,969	$71,330	$58,703

Statements of Changes in Net Assets

FIRST INVESTORS TAX EXEMPT FUNDS

	NEW YORK
	1/1/16 to 6/30/16	1/1/15 to 12/31/15
Trust Shares Issued and Redeemed
Class A:
Sold	554,372	517,942
Issued for dividends reinvested	133,388	266,147
Redeemed	(420,040)	(1,051,193)
Net increase (decrease) in Class A trust shares outstanding	267,720	(267,104)

Class B:
Sold	4,323	7,426
Issued for dividends reinvested	941	1,896
Redeemed	(5,789)	(16,924)
Net increase (decrease) in Class B trust shares outstanding	(525)	(7,602)

Advisor Class:
Sold	67,580	246,656
Issued for dividends reinvested	7,964	11,998
Redeemed	(45,731)	(71,525)
Net increase (decrease) in Advisor Class trust shares outstanding	29,813	187,129

Institutional Class:
Sold	—	342
Issued for dividends reinvested	8	6
Redeemed	—	—
Net increase in Institutional Class trust shares outstanding	8	348

See notes to financial statements

SINGLE STATE TAX EXEMPT FUNDS
NORTH CAROLINA		OHIO
1/1/16 to 6/30/16	1/1/15 to 12/31/15	1/1/16 to 6/30/16	1/1/15 to 12/31/15

172,732	128,610	24,334	65,194
21,187	37,794	21,838	43,418
(99,733)	(125,880)	(52,739)	(149,410)
94,186	40,524	(6,567)	(40,798)

—	—	47	94
78	151	64	124
—	(2,548)	(104)	(522)
78	(2,397)	7	(304)

9,625	10,363	—	802
283	626	14	9
(524)	(22,132)	—	—
9,384	(11,143)	14	811

—	364	—	393
9	7	7	6
—	—	—	—
9	371	7	399

Statements of Changes in Net Assets

FIRST INVESTORS TAX EXEMPT FUNDS

	OREGON
	1/1/16 to 6/30/16	1/1/15 to 12/31/15
Increase (Decrease) in Net Assets From Operations
Net investment income	$803,422	$1,588,715
Net realized gain on investments	35,398	44,494
Net unrealized appreciation (depreciation) of investments	1,312,233	(453,937)
Net increase in net assets resulting from operations	2,151,053	1,179,272

Dividends to Shareholders
Net investment income-Class A	(723,308)	(1,513,683)
Net investment income-Class B	(3,481)	(8,135)
Net investment income-Advisor Class	(41,402)	(86,442)
Net investment income-Institutional Class	(105)	(83)
Total dividends	(768,296)	(1,608,343)

Trust Share Transactions
Class A:
Proceeds from shares sold	3,035,877	6,325,441
Reinvestment of dividends	608,468	1,257,705
Cost of shares redeemed	(2,899,660)	(5,413,365)
	744,685	2,169,781
Class B:
Proceeds from shares sold	1,260	5,141
Reinvestment of dividends	3,426	8,111
Cost of shares redeemed	(10,597)	(35,260)
	(5,911)	(22,008)
Advisor Class:
Proceeds from shares sold	661,773	714,314
Reinvestment of dividends	26,194	48,244
Cost of shares redeemed	(353,222)	(1,121,971)
	334,745	(359,413)
Institutional Class:
Proceeds from shares sold	—	5,000
Reinvestment of dividends	105	83
Cost of shares redeemed	—	—
	105	5,083
Net increase (decrease) from trust share transactions	1,073,624	1,793,443
Net increase (decrease) in net assets	2,456,381	1,364,372

Net Assets
Beginning of period	51,657,753	50,293,381
End of period +	$54,114,134	$51,657,753
+ Includes undistributed net investment income of	$48,066	$12,940

See notes to financial statements

SINGLE STATE TAX EXEMPT FUNDS
PENNSYLVANIA		VIRGINIA
1/1/16 to 6/30/16	1/1/15 to 12/31/15	1/1/16 to 6/30/16	1/1/15 to 12/31/15

$662,559	$1,329,842	$669,515	$1,293,208
94,375	233,926	48,666	868
175,066	(570,251)	848,898	(423,047)
932,000	993,517	1,567,079	871,029

(624,137)	(1,287,517)	(646,649)	(1,281,660)
(3,832)	(7,945)	(284)	(1,631)
(13,206)	(18,697)	(1,381)	(3,052)
(122)	(94)	(94)	(75)
(641,297)	(1,314,253)	(648,408)	(1,286,418)

927,109	2,189,180	3,149,037	3,806,360
384,571	780,534	440,815	868,203
(1,863,124)	(4,909,932)	(1,368,422)	(2,218,465)
(551,444)	(1,940,218)	2,221,430	2,456,098

51,204	8,002	300	6,569
3,166	6,492	231	1,252
(29,598)	(34,214)	(12,742)	(79,512)
24,772	(19,720)	(12,211)	(71,691)

263,187	432,793	15,920	41,909
11,427	15,889	1,381	3,027
(37,729)	(169,155)	(6,040)	(60,005)
236,885	279,527	11,261	(15,069)

—	5,000	—	5,000
122	94	93	75
—	—	—	—
122	5,094	93	5,075
(289,665)	(1,675,317)	2,220,573	2,374,413
1,038	(1,996,053)	3,139,244	1,959,024

34,959,569	36,955,622	42,620,505	40,661,481
$34,960,607	$34,959,569	$45,759,749	$42,620,505
$79,824	$58,562	$32,975	$11,868

Statements of Changes in Net Assets

FIRST INVESTORS TAX EXEMPT FUNDS

	OREGON
	1/1/16 to 6/30/16	1/1/15 to 12/31/15
Trust Shares Issued and Redeemed
Class A:
Sold	218,613	460,894
Issued for dividends reinvested	43,834	91,669
Redeemed	(208,839)	(394,678)
Net increase (decrease) in Class A trust shares outstanding	53,608	157,885

Class B:
Sold	91	374
Issued for dividends reinvested	248	594
Redeemed	(773)	(2,565)
Net increase (decrease) in Class B trust shares outstanding	(434)	(1,597)

Advisor Class:
Sold	47,860	52,218
Issued for dividends reinvested	1,891	3,521
Redeemed	(25,499)	(82,042)
Net increase (decrease) in Advisor Class trust shares outstanding	24,252	(26,303)

Institutional Class:
Sold	—	367
Issued for dividends reinvested	8	6
Redeemed	—	—
Net increase in Institutional Class trust shares outstanding	8	373

See notes to financial statements

SINGLE STATE TAX EXEMPT FUNDS
PENNSYLVANIA		VIRGINIA
1/1/16 to 6/30/16	1/1/15 to 12/31/15	1/1/16 to 6/30/16	1/1/15 to 12/31/15

68,953	163,275	234,814	287,095
28,615	58,092	32,928	65,371
(138,851)	(365,834)	(102,250)	(167,154)
(41,283)	(144,467)	165,492	185,312

3,838	595	23	488
237	486	17	94
(2,221)	(2,547)	(963)	(6,031)
1,854	(1,466)	(923)	(5,449)

19,550	32,056	1,191	3,187
850	1,184	103	228
(2,801)	(12,527)	(455)	(4,544)
17,599	20,713	839	(1,129)

—	375	—	377
9	7	7	6
—	—	—	—
9	382	7	383

Notes to Financial Statements

FIRST INVESTORS TAX EXEMPT FUNDS

June 30, 2016

1. Significant Accounting Policies—First Investors Tax Exempt Funds, a Delaware statutory trust (“the Trust”), is registered under the Investment Company Act of 1940 (“the 1940 Act”) as a diversified, open-end management investment company. The Trust operates as a series fund, issuing shares of beneficial interest in the Tax Exempt Income Fund, Tax Exempt Opportunities Fund and the Single State Tax Exempt Funds, comprising the California, Connecticut, Massachusetts, Michigan, Minnesota, New Jersey, New York, North Carolina, Ohio, Oregon, Pennsylvania and Virginia Funds (each a “Fund”, collectively, the “Funds”). Each Fund accounts separately for its assets, liabilities and operations. The investment objective of each Fund is as follows:

Tax Exempt Income Fund seeks a high level of interest income that is exempt from federal income tax and is not a tax preference item for purposes of the federal alternative minimum tax (“AMT”).

Tax Exempt Opportunities Fund seeks a high level of interest income that is exempt from federal income tax and is not a tax preference item for purposes of the AMT and, secondarily, total return.

Single State Tax Exempt Funds seek a high level of interest income that is exempt from both federal and state income tax for individual residents of a particular state and is not a tax preference item for purposes of the AMT.

A. Security Valuation—The municipal securities in which the Funds invest are traded primarily in the over-the-counter markets. Such securities are valued daily based upon evaluated prices that are provided by a pricing service approved by the Trust’s Board of Trustees (“the Board”). The pricing service considers security type, rating, market condition and yield data, as well as market quotations and prices provided by market makers. If prices are not available or determined to be unreliable, the securities are valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

The Funds may retain any municipal bond which is in default in the payment of principal or interest until the default has been cured, or the principal and interest outstanding are paid by an insurer or the issuer of any letter of credit or other guarantee supporting such municipal bond. In such case, the Funds may value the defaulted bond daily based upon the value of a comparable bond which is not in default. In selecting a comparable bond, the Funds will consider security type, rating, market condition and yield.

In accordance with Accounting Standards Codification 820 “Fair Value Measurements and Disclosures” (“ASC 820”), investments held by the Funds are carried at “fair value”. As defined by ASC 820, fair value is the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the Funds’ investments.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 –Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Municipal bonds are categorized in Level 2 to the extent that the inputs are observable and timely, otherwise they would be categorized as Level 3. Short-term tax exempt investments are categorized in Level 2. Securities that are fair valued by the Valuation Committee of Foresters Investment Management Company, Inc. (“FIMCO”) may be categorized in either Level 2 or Level 3 of the fair value hierarchy depending on the relative significance of the unobservable valuation inputs.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Notes to Financial Statements (continued)

FIRST INVESTORS TAX EXEMPT FUNDS

June 30, 2016

The following is a summary, by category of Level, of inputs used to value the Funds’ investments as of June 30, 2016:

	Level 1	Level 2	Level 3
Investments in Municipal Bonds:*
Tax Exempt Income	$—	$674,337,684	$—
Tax Exempt Opportunities	—	284,961,626	—
California	—	52,859,924	—
Connecticut	—	35,481,687	—
Massachusetts	—	23,527,805	—
Michigan	—	20,223,190	—
Minnesota	—	20,232,533	—
New Jersey	—	48,170,343	—
New York	—	157,352,172	—
North Carolina	—	21,686,612	—
Ohio	—	21,762,954	—
Oregon	—	53,683,021	—
Pennsylvania	—	35,086,130	—
Virginia	—	45,306,204	—
Investments in Short-Term Tax Exempt Investments:
Tax Exempt Income	$—	$4,700,000	$—
Tax Exempt Opportunities	—	5,000,000	—
California	—	500,000	—

*	The Portfolio of Investments provides information on the industry categorization for the portfolio.

There were no transfers into or from Level 1 or Level 2 by the Funds during the six months ended June 30, 2016. Transfers, if any, between Levels are recognized at the end of the reporting period.

B. Federal Income Taxes—No provision has been made for federal income taxes on net income or capital gains since it is the policy of each Fund to continue to comply with the special provisions of the Internal Revenue Code applicable to investment companies, and to make sufficient distributions of income and capital gains (in excess of any available capital loss carryovers) to relieve it from all, or substantially all, such taxes. At December 31, 2015, capital loss carryovers were as follows:

		Year Capital Loss Carryovers Expire	Not Subject to Expiration		Capital Loss Carryovers
Fund	Total	2017	Short Term	Long Term	Utilized*
Tax Exempt Income	$9,248,189	$—	$7,850,755	$1,397,434	$567,074
Tax Exempt Opportunities	4,611,594	—	4,166,018	445,576	1,455,756
California	1,054,139	—	506,647	547,492	155,193
Connecticut	461,336	—	117,900	343,436	102,014
Massachusetts	537,398	—	299,708	237,690	8,120
Michigan	37,942	—	—	37,942	97,211
Minnesota	209,771	—	209,771	—	57,581
New Jersey	499,327	—	—	499,327	216,496
New York	3,475,852	634,149	1,237,531	1,604,172	368,338
North Carolina	326,660	—	68,901	257,759	53,725
Ohio	243,826	—	243,826	—	27,763
Oregon	1,221,668	—	590,862	630,806	44,494
Pennsylvania	59,364	—	—	59,364	233,926
Virginia	1,325,607	289,554	533,538	502,515	868

*	During the year ended December 31, 2015, the Funds utilized capital loss carryovers in the amounts indicated.

As a result of the passage of the Regulated Investment Company Modernization Act of 2010 (“Modernization Act of 2010”), losses incurred in this fiscal year and beyond retain their character as short-term or long-term, have no expiration date and are utilized prior to capital loss carryovers occurring prior to the enactment of the Modernization Act of 2010.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2013 – 2015, or expected to be taken in the Funds’ 2016 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, New York State and New York City; however, the

Notes to Financial Statements (continued)

FIRST INVESTORS TAX EXEMPT FUNDS

June 30, 2016

Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C. Distributions to Shareholders—Dividends from net investment income of the Funds are declared daily and paid monthly and distributions from net realized capital gains, if any, are generally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for capital loss carryforwards, post-October losses and net operating losses.

D. Expense Allocation/Class Allocation—Expenses directly charged or attributable to a Fund or Class are paid from the assets of that Fund or Class, respectively. General expenses of the Trust are allocated among and charged to the assets of each Fund in the Trust on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

E. Other—Security transactions are generally accounted for on the first business day following the date the securities are purchased or sold, except for financial reporting purposes, which is trade date. Investments in securities issued on a when-issued or delayed delivery basis are generally reflected in the assets of the Funds on the first business day following the date the securities are purchased and the Funds segregate assets for these transactions. Cost is determined, and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Interest income is earned from settlement date and recorded on the accrual basis. Bond premiums and discounts on securities are accreted or amortized using the interest method. Interest income on zero coupon bonds is accrued daily at the effective interest rate. Estimated expenses are accrued daily. For the six months ended June 30, 2016, The Bank of New York Mellon, custodian of the Funds, has provided credits in the amount of $11,676 against custodian charges based on uninvested cash balances of the Funds.

F. Derivatives—The Funds may invest in derivatives such as futures contracts, options on futures contracts (“options”), inverse floating rate securities (“inverse floaters”), interest rate swap agreements (“swap agreements”) and Municipal Market Data rate locks (“MMD Rate Locks”) to increase income, hedge against changes in interest rates or enhance potential return.

The Funds may enter into interest rate futures contracts on U.S. Treasury obligations and options thereon that are traded on a U.S. exchange. An interest rate futures contract provides for the future sale by one party and the purchase by another party of a specified amount of a particular financial instrument (debt security) at a specified price, date, time and place. Such investments may be used for, among other purposes, the purpose of hedging against changes in the value of a Fund’s portfolio securities due to anticipated changes in interest rates and market conditions. A public market exists for interest rate futures contracts covering a number of debt securities, including long-term U.S. Treasury Bonds, 10-year U.S. Treasury Notes and three-month U.S. Treasury Bills. No price is paid upon entering into futures contracts. Instead, upon entering into a futures contract, the Funds are required to deposit with their custodian in a segregated account in the name of the futures broker through which the transaction is effected an amount of cash or U.S. Government securities generally equal to 3%-5% or less of the contract value. This amount is known as “initial margin.”

An option on an interest rate futures contract generally gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The Funds may purchase put and call options on interest rate futures contracts on U.S. Treasury obligations which are traded on a U.S. exchange as a hedge against changes in interest rates, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee such closing transactions can be effected. When writing a call or put option on a futures contract, margin also must be deposited in accordance with applicable exchange rules. Initial margin on futures contracts is in the nature of a performance bond or good-faith deposit that is returned to a Fund upon termination of the transaction, assuming all obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment. Subsequent payments, called “variation margin,” to and from the broker, are made on a daily basis as the value of the futures position varies, a process known as “marking to market.” Variation margin does not involve borrowing to finance the futures transactions, but rather represents a daily settlement of a Fund’s obligation to or from a clearing organization. A Fund is also obligated to make initial and variation margin payments when it writes options on futures contracts.

To the extent that a Fund participates in the futures or options markets, it will incur investment risks and transaction costs to which it would not be subject absent the use of these strategies. The use of these strategies involves certain special risks, including: (1) dependence on the ability of the Funds’ investment adviser, FIMCO, to predict correctly movements in the direction of interest rates and securities prices; (2) imperfect correlation between the price of futures contracts and options thereon and movements in the prices of the securities or currencies being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the leverage (if any) that is created by investing in the option or futures contract; and (5) the possible absence of a liquid secondary market for any particular instrument at any time. If FIMCO’s prediction of movements in the direction of the securities and interest rate markets is inaccurate, the adverse consequences to that Fund may leave it in a worse position than if such strategies were not used. For the six months ended June 30, 2016, the Funds had no investments in futures contracts or options.

Inverse floaters are securities on which the rate of interest varies inversely with interest rates on other securities or the value of an index. For example, an inverse floater may pay interest at a rate that increases as a specified interest rate index decreases but decreases as that index increases. The secondary market for inverse floaters may be limited and they may be illiquid. The market values of such securities generally are more volatile than the market values of ordinary fixed rate obligations. The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise.

Notes to Financial Statements (continued)

FIRST INVESTORS TAX EXEMPT FUNDS

June 30, 2016

The Funds may enter into transactions in which they transfer fixed rate bonds to trusts in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The inverse floating rate securities issued in connection with the trusts give the Funds the right (1) to cause the holders of the floating rate notes to be tendered at par and (2) to transfer the fixed rate bond from the trusts to the Funds, thereby collapsing the trusts. The Funds account for these transactions as secured borrowings, with the fixed rate bonds remaining in the Funds’ investment assets, and the related floating rate notes reflected as Fund liabilities under the caption “floating rate notes issued” in the Statements of Assets and Liabilities. The notes issued by the trusts have interest rates that generally reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date. Expenses of the trusts, including interest paid to holders of the floating rate notes, are included in the Statements of Operations. For the six months ended June 30, 2016, the Funds had no investments in inverse floaters that were acquired through exchanges with trusts.

Interest rate swap transactions are agreements between two parties to exchange interest payments on a designated amount of two different securities for a designated period of time. For example, two parties may agree to exchange interest payments on variable and fixed rate instruments. The Funds may enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of their bond portfolios. Swap agreements are marked-to-market daily based on valuations provided by a pricing service and changes in value, if any, are recorded as unrealized appreciation or depreciation in the Statements of Operations. Gains or losses are realized upon early termination of the swap agreements. Risks may exceed the amounts shown in the Statements of Assets and Liabilities. These risks include failure of the counterparty to perform under the contract’s terms and the possible lack of liquidity with respect to the swap agreements. For the six months ended June 30, 2016, the Funds had no investments in swap agreements.

An MMD Rate Lock permits a Fund to lock in a specified municipal interest rate for a portion of its portfolio to preserve a return on a particular investment or a portion of its portfolio as a duration management technique or to protect against any increase in the price of securities to be purchased at a later date. MMD Rate Locks may be used for hedging purposes. There is no payment made or received at inception of the MMD Rate Lock. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to an MMD Rate Lock will be accrued on a daily basis and an amount of liquid assets that have an aggregate net asset value at least equal to the accrued excess will be maintained in a separate account by the Fund. In entering into MMD Rate Locks, there is a risk that municipal yields will move in the direction opposite the direction anticipated by a Fund. The use of MMD Rate Locks is a highly specialized activity that involves investment techniques and risks different than those associated with ordinary portfolio securities transactions. If the other party to an MMD Rate Lock defaults, a Fund’s risk of loss consists of the amount of payments that the Fund contractually is entitled to receive. For the six months ended June 30, 2016, the Funds had no investments in MMD Rate Locks.

G. Use of Estimates—The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

2. Capital— The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value. The Trust consists of the Funds listed on the cover page, each of which is a separate and distinct series of the Trust. Each Fund has designated four classes of shares, Class A, Class B, Advisor Class and Institutional Class shares (each, a “Class”). Institutional Class and Advisor Class shares were made available for sale to the public starting May 1, 2013 and October 1, 2013, respectively. Not all classes of shares of each Fund may be available in all jurisdictions. Each share of each Class has an equal beneficial interest in the assets, has identical voting, dividend, liquidation and other rights and is subject to the same terms and conditions. Expenses allocated to a Class may be borne solely by that Class as determined by the Trustees and a Class may have exclusive voting rights with respect to matters affecting only that Class. The shares sold by the Funds have a public offering price that reflects different sales charges and expense levels. Class A shares are sold with an initial sales charge of up to 5.75% of the amount invested and together with the Class B shares are subject to distribution plan fees as described in Note 5. Class B shares are sold without an initial sales charge, but are generally subject to a contingent deferred sales charge which declines in steps from 4% to 0% over a six-year period. Class B shares automatically convert into Class A shares after eight years. There are no sales charges associated with the purchase of Advisor Class and Institutional Class shares. Realized and unrealized gains or losses, investment income and expenses (other than distribution plan fees) are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

3. Concentration of Credit Risk— The Funds invest in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic, political or regulatory developments in a state, industry or region. Since each Single State Tax Exempt Fund generally invests in the municipal securities of a particular state, each of these Funds is vulnerable to events in that particular state that could reduce the value of municipal securities issued within the state, including erosion of taxes or other revenues supporting debt obligations, failure of the revenue generated to meet levels sufficient to satisfy debt obligations, state budget deficits and other related financial difficulties.

Notes to Financial Statements (continued)

FIRST INVESTORS TAX EXEMPT FUNDS

June 30, 2016

4. Security Transactions—For the six months ended June 30, 2016, purchases and sales of municipal securities, other than short-term municipal notes, were as follows:

Fund	Cost of Purchases	Proceeds of Sales
Tax Exempt Income	$30,072,602	$21,986,810
Tax Exempt Opportunities	57,537,002	44,568,546
California	12,115,142	10,648,651
Connecticut	2,246,336	1,539,319
Massachusetts	2,258,225	836,020
Michigan	3,527,288	3,680,300
Minnesota	2,104,061	3,085,360
New Jersey	7,704,729	7,414,696
New York	11,311,783	5,962,039
North Carolina	4,368,885	2,874,353
Ohio	5,551,024	5,520,230
Oregon	7,827,464	5,477,556
Pennsylvania	7,517,620	7,298,904
Virginia	8,282,643	4,455,591

At June 30, 2016, aggregate cost and net unrealized appreciation of securities for federal income tax purposes were as follows:

Fund	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Tax Exempt Income	$605,377,798	$73,659,886	$—	$73,659,886
Tax Exempt Opportunities	259,022,329	30,939,297	—	30,939,297
California	46,959,721	6,400,203	—	6,400,203
Connecticut	32,368,727	3,112,960	—	3,112,960
Massachusetts	20,732,294	2,795,511	—	2,795,511
Michigan	18,111,674	2,111,516	—	2,111,516
Minnesota	18,385,148	1,847,385	—	1,847,385
New Jersey	42,781,921	5,388,422	—	5,388,422
New York	139,582,790	17,769,382	—	17,769,382
North Carolina	19,619,101	2,067,511	—	2,067,511
Ohio	19,586,764	2,176,190	—	2,176,190
Oregon	47,874,753	5,808,268	—	5,808,268
Pennsylvania	31,342,920	3,743,210	—	3,743,210
Virginia	41,071,210	4,234,994	—	4,234,994

5. Advisory Fee and Other Transactions With Affiliates—Certain officers of the Trust are officers of the Trust’s investment adviser, FIMCO, its underwriter, Foresters Financial Services, Inc. (“FFS”) and /or its transfer agent, Foresters Investors Services (“FIS”). Trustees of the Trust who are not officers or directors of FIMCO or its affiliates are remunerated by the Funds. Each Trustee is also reimbursed for out-of-pocket expenses incurred in connection with his or her duties as a Trustee. For the six months ended June 30, 2016, total trustees fees accrued by the Funds amounted to $41,857.

The Investment Advisory Agreements provide as compensation to FIMCO for each Fund, an annual fee, payable monthly, at the rate of .60% on the first $500 million of the average daily net assets of each Fund, declining by .02% on each $500 million thereafter, down to .54% on average daily net assets over $1.5 billion. For the six months ended June 30, 2016, FIMCO has voluntarily waived advisory fees in excess of .55% for the Tax Exempt Income and Tax Exempt Opportunities Funds, and .50% for each of the Single State Tax Exempt Funds. For the six months ended June 30, 2016, advisory fees accrued by the Funds to FIMCO were $4,366,274 of which $479,398 was voluntarily waived by FIMCO as noted above.

For the six months ended June 30, 2016, FFS, as underwriter, received $1,761,759 in commissions from the sale of shares of the Funds after allowing $168,152 to other dealers. Shareholder servicing costs included $377,104 in transfer agent fees accrued to FIS.

Pursuant to Distribution Plans adopted under Rule 12b-1 of the 1940 Act, each Fund is authorized to pay FFS a fee up to .30% of the average daily net assets of the Class A shares and up to 1% of the average daily net assets of the Class B shares, on an annual basis, payable monthly. The fee consists of a distribution fee and a service fee. The service fee is paid for the ongoing servicing of clients who are shareholders of that Fund. For the six months ended June 30, 2016, total distribution plan fees accrued to FFS by the Funds amounted to $2,131,440.

6. Subsequent Events—Subsequent events occurring after June 30, 2016 have been evaluated for potential impact to this report through the date the financial statements were issued. There were no subsequent events to report that would have a material impact on the Funds’ financial statements.

Financial Highlights

FIRST INVESTORS TAX EXEMPT FUNDS

The following table sets forth the per share operating data for a share outstanding , total return, ratios to average net assets and other supplemental data for each year ended December 31, except as otherwise indicated.

	P E R S H A R E D A T A
		Investment Operations				Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Period

TAX EXEMPT INCOME FUND (a)
Class A
2011	$9.44	$.421		$.530	$.951	$.421	—	$.421	$9.97
2012	9.97	.408		.304	.712	.412	—	.412	10.27
2013	10.27	.398		(.719)	(.321)	.389	—	.389	9.56
2014	9.56	.395	(b)	.444	.839	.389	—	.389	10.01
2015	10.01	.392	(b)	(.143)	.249	.389	—	.389	9.87
2016 (c)	9.87	.191	(b)	.083	.274	.194	—	.194	9.95
Class B
2011	9.43	.382		.490	.872	.352	—	.352	9.95
2012	9.95	.358		.294	.652	.342	—	.342	10.26
2013	10.26	.327		(.728)	(.401)	.319	—	.319	9.54
2014	9.54	.320	(b)	.449	.769	.319	—	.319	9.99
2015	9.99	.315	(b)	(.156)	.159	.319	—	.319	9.83
2016 (c)	9.83	.152	(b)	.088	.240	.160	—	.160	9.91
Advisor Class
2013 (d)	10.31	.241		(.753)	(.512)	.258	—	.258	9.54
2014	9.54	.422	(b)	.442	.864	.404	—	.404	10.00
2015	10.00	.421	(b)	(.147)	.274	.414	—	.414	9.86
2016 (c)	9.86	.206	(b)	.081	.287	.207	—	.207	9.94
Institutional Class
2013 (d)	10.31	.280		(.762)	(.482)	.258	—	.258	9.57
2014	9.57	.437	(b)	.427	.864	.404	—	.404	10.03
2015	10.03	.421	(b)	(.157)	.264	.414	—	.414	9.88
2016 (c)	9.88	.207	(b)	.090	.297	.207	—	.207	9.97

See notes to financial statements

R A T I O S / S U P P L E M E N T A L D A T A

			Ratio to Average Net Assets**						Ratio to Average Net Assets Before Expenses Waived or Assumed
Total Return*		Net Assets End of Year (in thousands)	Net Expenses After Fee Credits		Expenses Before Fee Credits***		Net Investment Income		Expenses		Net Investment Income		Portfolio Turnover Rate

10.32%		$706,877	.96%		.96%		4.37%		1.01%		4.32%		15%
7.23		723,256	.95		.96		3.99		1.00		3.94		10
(3.18)		640,625	.96		.96		4.01		1.00		3.97		12
8.88		645,294	.95		.95		3.99		1.00		3.94		11
2.53		627,297	.95		.95		3.95		1.00		3.90		11
2.80	††	632,965	.96	†	.97	†	3.88	†	1.01	†	3.84	†	3	††

9.43		2,157	1.66		1.66		3.67		1.71		3.62		15
6.62		1,610	1.65		1.66		3.29		1.70		3.24		10
(3.96)		1,431	1.70		1.70		3.28		1.74		3.24		12
8.14		1,403	1.70		1.70		3.24		1.75		3.19		11
1.62		1,067	1.72		1.72		3.19		1.76		3.15		11
2.46	††	991	1.75	†	1.75	†	3.10	†	1.79	†	3.06	†	3	††

(4.97	)††	1	.81	†	.81	†	4.16	†	.85	†	4.12	†	12
9.17		18,887	.64		.64		4.24		.68		4.20		11
2.80		29,094	.64		.64		4.26		.69		4.21		11
2.94	††	33,281	.65	†	.65	†	4.19	†	.70	†	4.14	†	3	††

(4.68	)††	1	.66	†	.66	†	4.31	†	.70	†	4.27	†	12
9.14		5,667	.63		.63		4.36		.67		4.32		11
2.69		7,124	.63		.63		4.25		.67		4.21		11
3.03	††	10,764	.64	†	.64	†	4.20	†	.69	†	4.15	†	3	††

Financial Highlights

FIRST INVESTORS TAX EXEMPT FUNDS

	P E R S H A R E D A T A
		Investment Operations				Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Period

TAX EXEMPT OPPORTUNITIES FUND (e)
Class A
2011	$15.18	$.604		$1.143	$1.747	$.607	$—	$.607	$16.32
2012	16.32	.541		.901	1.442	.547	.055	.602	17.16
2013	17.16	.539		(1.381)	(.842)	.508	—	.508	15.81
2014	15.81	.552	(b)	1.241	1.793	.533	—	.533	17.07
2015	17.07	.548	(b)	(.032)	.516	.546	—	.546	17.04
2016 (c)	17.04	..277	(b)	.339	.616	.276	—	.276	17.38
Class B
2011	15.17	.515		1.127	1.642	.502	—	.502	16.31
2012	16.31	.428		.888	1.316	.441	.055	.496	17.13
2013	17.13	.437		(1.395)	(.958)	.402	—	.402	15.77
2014	15.77	.429	(b)	1.238	1.667	.427	—	.427	17.01
2015	17.01	.421	(b)	(.037)	.384	.434	—	.434	16.96
2016 (c)	16.96	.214	(b)	.343	.557	.217	—	.217	17.30
Advisor Class
2013 (d)	17.30	.338		(1.510)	(1.172)	.338	—	.338	15.79
2014	15.79	.583	(b)	1.221	1.804	.544	—	.544	17.05
2015	17.05	.579	(b)	(.025)	.554	.564	—	.564	17.04
2016 (c)	17.04	.290	(b)	.335	.625	.285	—	.285	17.38
Institutional Class
2013 (d)	17.30	.385		(1.507)	(1.122)	.338	—	.338	15.84
2014	15.84	.568	(b)	1.246	1.814	.544	—	.544	17.11
2015	17.11	.590	(b)	(.046)	.544	.564	—	.564	17.09
2016 (c)	17.09	.306	(b)	.339	.645	.285	—	.285	17.45

See notes to financial statements

R A T I O S / S U P P L E M E N T A L D A T A

			Ratio to Average Net Assets**						Ratio to Average Net Assets Before Expenses Waived or Assumed
Total Return*		Net Assets End of Year (in thousands)	Net Expenses After Fee Credits		Expenses Before Fee Credits***		Net Investment Income		Expenses		Net Investment Income		Portfolio Turnover Rate

11.76%		$221,961	1.01%		1.01%		3.87%		1.06%		3.82%		91%
8.92		294,784	1.00		1.00		3.17		1.05		3.12		90
(4.97)		258,898	1.01		1.01		3.27		1.06		3.22		84
11.46		265,621	.99		.99		3.31		1.04		3.26		70
3.08		265,258	.99		.99		3.23		1.04		3.18		59
3.64	††	275,378	1.01	†	1.01	†	3.24	†	1.06	†	3.19	†	17	††

11.03		4,458	1.71		1.71		3.17		1.76		3.12		91
8.14		4,220	1.70		1.70		2.47		1.75		2.42		90
(5.65)		2,891	1.73		1.73		2.53		1.78		2.48		84
10.66		2,779	1.72		1.72		2.59		1.77		2.54		70
2.29		2,587	1.73		1.73		2.49		1.78		2.44		59
3.31	††	2,438	1.74	†	1.74	†	2.52	†	1.79	†	2.47	†	17	††

(6.78	)††	1	.84	†	.84	†	3.44	†	.89	†	3.39	†	84	††
11.55		3,684	.78		.78		3.46		.83		3.41		70
3.31		4,165	.81		.81		3.41		.86		3.36		59
3.69	††	4,680	.86	†	.86	†	3.39	†	.91	†	3.34	†	17	††

(6.49	)††	1	.69	†	.69	†	3.59	†	.74	†	3.54	†	84	††
11.57		1	.66		.66		3.64		.71		3.59		70
3.24		6	.66		.66		3.56		.71		3.51		59
3.80	††	6	.69	†	.69	†	3.57	†	.74	†	3.52	†	17	††

Financial Highlights

FIRST INVESTORS TAX EXEMPT FUNDS

	P E R S H A R E D A T A
		Investment Operations				Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Period

SINGLE STATE TAX EXEMPT FUNDS
CALIFORNIA FUND
Class A
2011	$11.67	$.476		$.704	$1.180	$.480	—	$.480	$12.37
2012	12.37	.449		.595	1.044	.454	—	.454	12.96
2013	12.96	.426	(b)	(.798)	(.372)	.408	—	.408	12.18
2014	12.18	.448	(b)	.831	1.279	.439	—	.439	13.02
2015	13.02	.435	(b)	.007	.442	.442	—	.442	13.02
2016 (c)	13.02	.217	(b)	.304	.521	.221	—	.221	13.32
Class B
2011	11.68	.537		.550	1.087	.397	—	.397	12.37
2012	12.37	.362		.589	.951	.371	—	.371	12.95
2013	12.95	.326	(b)	(.791)	(.465)	.325	—	.325	12.16
2014	12.16	.346	(b)	.830	1.176	.356	—	.356	12.98
2015	12.98	.331	(b)	(.002)	.329	.359	—	.359	12.95
2016 (c)	12.95	.152	(b)	.307	.459	.179	—	.179	13.23
Advisor Class
2013 (d)	13.07	.265	(b)	(.905)	(.640)	.270	—	.270	12.16
2014	12.16	.481	(b)	.824	1.305	.465	—	.465	13.00
2015	13.00	.472	(b)	.004	.476	.486	—	.486	12.99
2016 (c)	12.99	.238	(b)	.305	.543	.243	—	.243	13.29
Institutional Class
2013 (d)	13.07	.311	(b)	(.911)	(.600)	.270	—	.270	12.20
2014	12.20	.456	(b)	.849	1.305	.465	—	.465	13.04
2015	13.04	.459	(b)	(.013)	.446	.486	—	.486	13.00
2016 (c)	13.00	.235	(b)	.298	.533	.243	—	.243	13.29

See notes to financial statements

R A T I O S / S U P P L E M E N T A L D A T A

			Ratio to Average Net Assets**						Ratio to Average Net Assets Before Expenses Waived or Assumed
Total Return*		Net Assets End of Year (in thousands)	Net Expenses After Fee Credits		Expenses Before Fee Credits***		Net Investment Income		Expenses		Net Investment Income		Portfolio Turnover Rate

10.35%		$35,628	1.04%		1.04%		4.00%		1.09%		3.95%		20%
8.53		47,811	1.01		1.01		3.49		1.06		3.44		26
(2.91)		46,231	1.00		1.00		3.41		1.06		3.35		56
10.62		47,909	.99		.99		3.51		1.06		3.44		47
3.46		48,610	.97		.97		3.36		1.05		3.28		76
4.03	††	49,549	.96	†	.96	†	3.32	†	1.06	†	3.22	†	21	††

9.49		269	1.74		1.74		3.30		1.79		3.25		20
7.75		279	1.71		1.71		2.79		1.76		2.74		26
(3.63)		65	1.75		1.75		2.60		1.81		2.54		56
9.76		22	1.83		1.83		2.73		1.90		2.66		47
2.58		10	1.77		1.77		2.57		1.85		2.49		76
3.57	††	4	1.94	†	1.94	†	2.34	†	2.04	†	2.24	†	21	††

(4.89	)††	1	.85	†	.85	†	3.56	†	.91	†	3.50	†	56
10.86		804	.69		.69		3.73		.76		3.66		47
3.74		2,400	.66		.66		3.66		.75		3.57		76
4.22	††	3,913	.63	†	.63	†	3.64	†	.73	†	3.54	†	21	††

(4.58	)††	1	.70	†	.70	†	3.71	†	.76	†	3.65	†	56
10.82		1	.67		.67		3.83		.74		3.76		47
3.50		6	.65		.65		3.68		.73		3.60		76
4.13	††	6	.66	†	.66	†	3.60	†	.76	†	3.50	†	21	††

Financial Highlights

FIRST INVESTORS TAX EXEMPT FUNDS

		P E R S H A R E D A T A
		Investment Operations				Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Period
CONNECTICUT FUND
Class A
2011	$12.92	$.500		$.822	$1.322	$.502	$—	$.502	$13.74
2012	13.74	.472		.423	.895	.473	.092	.565	14.07
2013	14.07	.464		(1.041)	(.577)	.463	—	.463	13.03
2014	13.03	.451	(b)	.687	1.138	.458	—	.458	13.71
2015	13.71	.447	(b)	(.115)	.332	.432	—	.432	13.61
2016 (c)	13.61	.219	(b)	.197	.416	.216	—	.216	13.81
Class B
2011	12.90	.411		.823	1.234	.404	—	.404	13.73
2012	13.73	.372		.416	.788	.376	.092	.468	14.05
2013	14.05	.364		(1.038)	(.674)	.366	—	.366	13.01
2014	13.01	.352	(b)	.686	1.038	.358	—	.358	13.69
2015	13.69	.348	(b)	(.114)	.234	.324	—	.324	13.60
2016 (c)	13.60	.168	(b)	.194	.362	.162	—	.162	13.80
Advisor Class
2013 (d)	14.08	.283		(1.045)	(.762)	.308	—	.308	13.01
2014	13.01	.363	(b)	.745	1.108	.458	—	.458	13.66
2015	13.66	.437	(b)	(.169)	.268	.438	—	.438	13.49
2016 (c)	13.49	.228	(b)	.201	.429	.219	—	.219	13.70
Institutional Class
2013 (d)	14.08	.337		(1.049)	(.712)	.308	—	.308	13.06
2014	13.06	.479	(b)	.689	1.168	.458	—	.458	13.77
2015	13.77	.477	(b)	(.139)	.338	.438	—	.438	13.67
2016 (c)	13.67	.237	(b)	.192	.429	.219	—	.219	13.88

See notes to financial statements

R A T I O S / S U P P L E M E N T A L D A T A

			Ratio to Average Net Assets**						Ratio to Average Net Assets Before Expenses Waived or Assumed
Total Return*		Net Assets End of Year (in thousands)	Net Expenses After Fee Credits		Expenses Before Fee Credits***		Net Investment Income		Expenses		Net Investment Income		Portfolio Turnover Rate

10.45%		$34,671	1.02%		1.02%		3.78%		1.07%		3.73%		30%
6.58		35,957	1.00		1.00		3.35		1.05		3.30		24
(4.16)		32,100	1.01		1.01		3.43		1.07		3.37		23
8.83		34,767	.99		.99		3.33		1.06		3.26		19
2.47		34,337	.97		.97		3.29		1.06		3.20		25
3.08	††	35,063	.96	†	.96	†	3.21	†	1.06	†	3.11	†	4	††

9.73		689	1.72		1.72		3.08		1.77		3.03		30
5.78		764	1.70		1.70		2.65		1.75		2.60		24
(4.85)		791	1.74		1.74		2.70		1.80		2.64		23
8.05		837	1.72		1.72		2.60		1.79		2.53		19
1.74		651	1.70		1.70		2.56		1.79		2.47		25
2.68	††	561	1.70	†	1.70	†	2.47	†	1.80	†	2.37	†	4	††

(5.43	)††	1	.87	†	.87	†	3.57	†	.93	†	3.51	†	23
8.61		6	.85		.85		3.47		.92		3.40		19
2.00		11	.83		.83		3.43		.92		3.34		25
3.21	††	12	.79	†	.79	†	3.38	†	.88	†	3.29	†	4	††

(5.07	)††	1	.72	†	.72	†	3.72	†	.78	†	3.66	†	23
9.04		1	.68		.68		3.64		.75		3.57		19
2.50		6	.66		.66		3.60		.75		3.51		25
3.16	††	6	.69	†	.69	†	3.47	†	.80	†	3.36	†	4	††

Financial Highlights

FIRST INVESTORS TAX EXEMPT FUNDS

	P E R S H A R E D A T A
		Investment Operations				Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Period

MASSACHUSETTS FUND
Class A
2011	$11.30	$.446		$.786	$1.232	$.452	$—	$.452	$12.08
2012	12.08	.418		.426	.844	.418	.066	.484	12.44
2013	12.44	.392		(.944)	(.552)	.408	—	.408	11.48
2014	11.48	.395	(b)	.699	1.094	.394	—	.394	12.18
2015	12.18	.390	(b)	(.092)	.298	.388	—	.388	12.09
2016 (c)	12.09	.206	(b)	.198	.404	.194	—	.194	12.30
Class B
2011	11.30	.441		.713	1.154	.374	—	.374	12.08
2012	12.08	.374		.372	.746	.340	.066	.406	12.42
2013	12.42	.373		(1.003)	(.630)	.330	—	.330	11.46
2014	11.46	.309	(b)	.706	1.015	.315	—	.315	12.16
2015	12.16	.305	(b)	(.099)	.206	.306	—	.306	12.06
2016 (c)	12.06	.165	(b)	.198	.363	.153	—	.153	12.27
Advisor Class
2013 (d)	12.47	.243		(.982)	(.739)	.271	—	.271	11.46
2014	11.46	.425	(b)	.703	1.128	.408	—	.408	12.18
2015	12.18	.424	(b)	(.080)	.344	.414	—	.414	12.11
2016 (c)	12.11	.225	(b)	.202	.427	.207	—	.207	12.33
Institutional Class
2013 (d)	12.47	.275		(.984)	(.709)	.271	—	.271	11.49
2014	11.49	.419	(b)	.709	1.128	.408	—	.408	12.21
2015	12.21	.423	(b)	(.109)	.314	.414	—	.414	12.11
2016 (c)	12.11	.227	(b)	.200	.427	.207	—	.207	12.33

See notes to financial statements

R A T I O S / S U P P L E M E N T A L D A T A

			Ratio to Average Net Assets**						Ratio to Average Net Assets Before Expenses Waived or Assumed
Total Return*		Net Assets End of Year (in thousands)	Net Expenses After Fee Credits		Expenses Before Fee Credits***		Net Investment Income		Expenses		Net Investment Income		Portfolio Turnover Rate

11.15%		$25,190	1.05%		1.05%		3.84%		1.10%		3.79%		37%
7.05		25,802	1.04		1.04		3.36		1.09		3.31		44
(4.49)		22,164	1.07		1.07		3.29		1.13		3.23		52
9.63		22,580	1.08		1.08		3.30		1.15		3.23		11
2.49		21,947	1.05		1.05		3.22		1.13		3.14		14
3.37	††	22,704	1.05	†	1.06	†	3.41	†	1.16	†	3.31	†	4	††

10.40		418	1.75		1.75		3.14		1.80		3.09		37
6.22		337	1.74		1.74		2.66		1.79		2.61		44
(5.13)		230	1.79		1.79		2.57		1.85		2.51		52
8.93		231	1.79		1.79		2.58		1.86		2.51		11
1.72		197	1.74		1.74		2.53		1.83		2.44		14
3.03	††	192	1.74	†	1.74	†	2.72	†	1.84	†	2.62	†	4	††

(5.93	)††	1	.91	†	.91	†	3.45	†	.97	†	3.39	†	52
9.95		69	.78		.78		3.51		.85		3.44		11
2.88		283	.76		.76		3.51		.85		3.42		14
3.56	††	596	.76	†	.76	†	3.71	†	.86	†	3.61	†	4	††

(5.69	)††	1	.76	†	.76	†	3.60	†	.82	†	3.54	†	52
9.91		1	.75		.75		3.63		.82		3.56		11
2.62		6	.72		.72		3.55		.80		3.47		14
3.56	††	6	.72	†	.72	†	3.73	†	.82	†	3.63	†	4	††

Financial Highlights

FIRST INVESTORS TAX EXEMPT FUNDS

	P E R S H A R E D A T A
		Investment Operations				Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Period
MICHIGAN FUND
Class A
2011	$11.65	$.474		$.826	$1.300	$.477	$.023	$.500	$12.45
2012	12.45	.452		.439	.891	.448	.033	.481	12.86
2013	12.86	.451		(1.188)	(.737)	.443	—	.443	11.68
2014	11.68	.448	(b)	.790	1.238	.448	—	.448	12.47
2015	12.47	.458	(b)	(.118)	.340	.450	—	.450	12.36
2016 (c)	12.36	.221	(b)	.154	.375	.225	—	.225	12.51
Class B
2011	11.64	.401		.805	1.206	.393	.023	.416	12.43
2012	12.43	.362		.445	.807	.364	.033	.397	12.84
2013	12.84	.363		(1.184)	(.821)	.359	—	.359	11.66
2014	11.66	.361	(b)	.773	1.134	.364	—	.364	12.43
2015	12.43	.369	(b)	(.113)	.256	.366	—	.366	12.32
2016 (c)	12.32	.177	(b)	.146	.323	.183	—	.183	12.46
Advisor Class
2013 (d)	12.79	.291		(1.118)	(.827)	.293	—	.293	11.67
2014	11.67	.485	(b)	.831	1.316	.466	—	.466	12.52
2015	12.52	.482	(b)	(.112)	.370	.480	—	.480	12.41
2016 (c)	12.41	.239	(b)	.141	.380	.240	—	.240	12.55
Institutional Class
2013 (d)	12.79	.308		(1.115)	(.807)	.293	—	.293	11.69
2014	11.69	.451	(b)	.795	1.246	.466	—	.466	12.47
2015	12.47	.478	(b)	(.128)	.350	.480	—	.480	12.34
2016 (c)	12.34	.239	(b)	.151	.390	.240	—	.240	12.49

See notes to financial statements

R A T I O S / S U P P L E M E N T A L D A T A

			Ratio to Average Net Assets**						Ratio to Average Net Assets Before Expenses Waived or Assumed
Total Return*		Net Assets End of Year (in thousands)	Net Expenses After Fee Credits		Expenses Before Fee Credits***		Net Investment Income		Expenses		Net Investment Income		Portfolio Turnover Rate

11.40%		$22,340	1.07%		1.07%		3.96%		1.12%		3.91%		25%
7.24		23,453	1.05		1.05		3.54		1.10		3.49		28
(5.81)		19,867	1.06		1.06		3.69		1.12		3.63		17
10.75		20,149	1.06		1.06		3.68		1.13		3.61		54
2.77		19,798	1.04		1.04		3.69		1.13		3.60		32
3.06	††	20,012	1.03	†	1.03	†	3.57	†	1.13	†	3.47	†	18	††

10.55		254	1.77		1.77		3.26		1.82		3.21		25
6.55		259	1.75		1.75		2.84		1.80		2.79		28
(6.47)		201	1.80		1.80		2.95		1.86		2.89		17
9.83		197	1.78		1.78		2.97		1.85		2.90		54
2.09		198	1.75		1.75		2.99		1.84		2.90		32
2.64	††	166	1.74	†	1.74	†	2.87	†	1.84	†	2.77	†	18	††

(6.48	)††	1	.90	†	.90	†	3.85	†	.96	†	3.79	†	17
11.45		37	.72		.72		3.96		.79		3.89		54
3.01		84	.83		.83		3.88		.92		3.79		32
3.09	††	155	.77	†	.77	†	3.84	†	.87	†	3.74	†	18	††

(6.32	)††	1	.75	†	.75	†	4.00	†	.81	†	3.94	†	17
10.81		1	.74		.74		4.00		.81		3.93		54
2.86		6	.72		.72		4.01		.81		3.92		32
3.18	††	6	.73	†	.73	†	3.87	†	.84	†	3.76	†	18	††

Financial Highlights
FIRST INVESTORS TAX EXEMPT FUNDS

	P E R S H A R E D A T A
		Investment Operations				Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Period
MINNESOTA FUND
Class A
2011	$11.71	$.441		$.793	$1.234	$.444	—	$.444	$12.50
2012	12.50	.429		.391	.820	.440	—	.440	12.88
2013	12.88	.416		(.806)	(.390)	.420	—	.420	12.07
2014	12.07	.421	(b)	.439	.860	.420	—	.420	12.51
2015	12.51	.416	(b)	(.179)	.237	.417	—	.417	12.33
2016 (c)	12.33	.209	(b)	.095	.304	.204	—	.204	12.43
Class B
2011	11.71	.504		.642	1.146	.366	—	.366	12.49
2012	12.49	.311		.421	.732	.362	—	.362	12.86
2013	12.86	.336		(.824)	(.488)	.342	—	.342	12.03
2014	12.03	.322	(b)	.440	.762	.342	—	.342	12.45
2015	12.45	.322	(b)	(.177)	.145	.335	—	.335	12.26
2016 (c)	12.26	.165	(b)	.101	.266	.156	—	.156	12.37
Advisor Class
2013 (d)	12.89	.261		(.822)	(.561)	.279	—	.279	12.05
2014	12.05	.447	(b)	.437	.884	.434	—	.434	12.50
2015	12.50	.447	(b)	(.173)	.274	.444	—	.444	12.33
2016 (c)	12.33	.226	(b)	.096	.322	.222	—	.222	12.43
Institutional Class
2013 (d)	12.89	.287		(.818)	(.531)	.279	—	.279	12.08
2014	12.08	.445	(b)	.439	.884	.434	—	.434	12.53
2015	12.53	.442	(b)	(.188)	.254	.444	—	.444	12.34
2016 (c)	12.34	.228	(b)	.104	.332	.222	—	.222	12.45

See notes to financial statements

R A T I O S / S U P P L E M E N T A L D A T A

			Ratio to Average Net Assets**						Ratio to Average Net Assets Before Expenses Waived or Assumed
Total Return*		Net Assets End of Year (in thousands)	Net Expenses After Fee Credits		Expenses Before Fee Credits***		Net Investment Income		Expenses		Net Investment Income		Portfolio Turnover Rate

10.74%		$23,571	1.04%		1.04%		3.66%		1.09%		3.61%		11%
6.63		24,579	1.03		1.03		3.35		1.08		3.30		5
(3.07)		20,802	1.08		1.08		3.34		1.14		3.28		24
7.20		21,646	1.04		1.04		3.39		1.11		3.32		8
1.93		21,180	1.03		1.03		3.35		1.11		3.27		20
2.48	††	19,959	1.01	†	1.01	†	3.40	†	1.11	†	3.30	†	10	††

9.94		67	1.74		1.74		2.96		1.79		2.91		11
5.91		79	1.73		1.73		2.65		1.78		2.60		5
(3.84)		67	1.87		1.87		2.55		1.93		2.49		24
6.39		68	1.83		1.83		2.60		1.90		2.53		8
1.18		69	1.77		1.77		2.61		1.86		2.52		20
2.18	††	71	1.71	†	1.71	†	2.70	†	1.81	†	2.60	†	10	††

(4.35	)††	1	.93	†	.93	†	3.49	†	.99	†	3.43	†	24
7.42		141	.79		.79		3.59		.86		3.52		8
2.23		252	.76		.76		3.61		.85		3.52		20
2.63	††	349	.73	†	.73	†	3.67	†	.83	†	3.57	†	10	††

(4.12	)††	1	.78	†	.78	†	3.64	†	.84	†	3.58	†	24
7.40		1	.73		.73		3.70		.80		3.63		8
2.07		6	.72		.72		3.66		.80		3.58		20
2.71	††	6	.71	†	.71	†	3.70	†	.81	†	3.60	†	10	††

Financial Highlights
FIRST INVESTORS TAX EXEMPT FUNDS

	P E R S H A R E D A T A
		Investment Operations				Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Period
NEW JERSEY FUND
Class A
2011	$12.57	$.523		$.779	$1.302	$.522	$—	$.522	$13.35
2012	13.35	.497		.366	.863	.517	.026	.543	13.67
2013	13.67	.488		(1.067)	(.579)	.491	—	.491	12.60
2014	12.60	.475	(b)	.618	1.093	.473	—	.473	13.22
2015	13.22	.460	(b)	(.181)	.279	.459	—	.459	13.04
2016 (c)	13.04	.220	(b)	.344	.564	.224	—	.224	13.38
Class B
2011	12.56	.490		.723	1.213	.433	—	.433	13.34
2012	13.34	.398		.366	.764	.428	.026	.454	13.65
2013	13.65	.403		(1.091)	(.688)	.402	—	.402	12.56
2014	12.56	.371	(b)	.630	1.001	.381	—	.381	13.18
2015	13.18	.355	(b)	(.189)	.166	.366	—	.366	12.98
2016 (c)	12.98	.168	(b)	.343	.511	.181	—	.181	13.31
Advisor Class
2013 (d)	13.73	.293		(1.127)	(.834)	.326	—	.326	12.57
2014	12.57	.506	(b)	.616	1.122	.492	—	.492	13.20
2015	13.20	.497	(b)	(.172)	.325	.495	—	.495	13.03
2016 (c)	13.03	.240	(b)	.343	.583	.243	—	.243	13.37
Institutional Class
2013 (d)	13.73	.342		(1.126)	(.784)	.326	—	.326	12.62
2014	12.62	.473	(b)	.629	1.102	.492	—	.492	13.23
2015	13.23	.475	(b)	(.197)	.278	.498	—	.498	13.01
2016 (c)	13.01	.239	(b)	.349	.588	.248	—	.248	13.35

See notes to financial statements

R A T I O S / S U P P L E M E N T A L D A T A

			Ratio to Average Net Assets**						Ratio to Average Net Assets Before Expenses Waived or Assumed
Total Return*		Net Assets End of Year (in thousands)	Net Expenses After Fee Credits		Expenses Before Fee Credits***		Net Investment Income		Expenses		Net Investment Income		Portfolio Turnover Rate

10.60%		$53,470	.99%		.99%		4.07%		1.04%		4.02%		12%
6.52		56,669	.98		.98		3.63		1.03		3.58		24
(4.31)		48,023	.99		.99		3.72		1.05		3.66		29
8.78		49,263	.97		.97		3.64		1.04		3.57		30
2.16		46,060	.96		.96		3.52		1.05		3.43		48
4.36	††	46,853	.95	†	.95	†	3.36	†	1.05	†	3.26	†	16	††

9.85		779	1.69		1.69		3.37		1.74		3.32		12
5.77		813	1.68		1.68		2.93		1.73		2.88		24
(5.11)		645	1.74		1.74		2.96		1.80		2.90		29
8.04		534	1.76		1.76		2.85		1.83		2.78		30
1.29		423	1.76		1.76		2.73		1.84		2.65		48
3.96	††	448	1.74	†	1.74	†	2.57	†	1.84	†	2.47	†	16	††

(6.09	)††	1	.84	†	.84	†	3.87	†	.90	†	3.81	†	29
9.04		478	.67		.67		3.86		.74		3.79		30
2.52		866	.65		.65		3.81		.74		3.72		48
4.51	††	1,070	.64	†	.64	†	3.67	†	.74	†	3.57	†	16	††

(5.72	)††	1	.69	†	.69	†	4.02	†	.75	†	3.96	†	29
8.83		1	.66		.66		3.95		.73		3.88		30
2.16		6	.65		.65		3.83		.74		3.74		48
4.56	††	6	.65	†	.65	†	3.66	†	.75	†	3.56	†	16	††

Financial Highlights
FIRST INVESTORS TAX EXEMPT FUNDS

	P E R S H A R E D A T A
		Investment Operations				Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Period
NEW YORK FUND
Class A
2011	$13.96	$.579		$.860	$1.439	$.579	—	$.579	$14.82
2012	14.82	.556		.405	.961	.571	—	.571	15.21
2013	15.21	.535		(1.101)	(.566)	.524	—	.524	14.12
2014	14.12	.539	(b)	.712	1.251	.531	—	.531	14.84
2015	14.84	.529	(b)	(.127)	.402	.532	—	.532	14.71
2016 (c)	14.71	.274	(b)	.212	.486	.266	—	.266	14.93
Class B
2011	13.96	.487		.840	1.327	.477	—	.477	14.81
2012	14.81	.445		.414	.859	.469	—	.469	15.20
2013	15.20	.428		(1.107)	(.679)	.421	—	.421	14.10
2014	14.10	.433	(b)	.714	1.147	.427	—	.427	14.82
2015	14.82	.423	(b)	(.125)	.298	.428	—	.428	14.69
2016 (c)	14.69	.221	(b)	.213	.434	.214	—	.214	14.91
Advisor Class
2013 (d)	15.26	.329		(1.151)	(.822)	.348	—	.348	14.09
2014	14.09	.573	(b)	.697	1.270	.550	—	.550	14.81
2015	14.81	.572	(b)	(.118)	.454	.564	—	.564	14.70
2016 (c)	14.70	.296	(b)	.206	.502	.282	—	.282	14.92
Institutional Class
2013 (d)	15.26	.384		(1.156)	(.772)	.348	—	.348	14.14
2014	14.14	.554	(b)	.716	1.270	.550	—	.550	14.86
2015	14.86	.557	(b)	(.133)	.424	.564	—	.564	14.72
2016 (c)	14.72	.295	(b)	.207	.502	.282	—	.282	14.94

See notes to financial statements

R A T I O S / S U P P L E M E N T A L D A T A

			Ratio to Average Net Assets**						Ratio to Average Net Assets Before Expenses Waived or Assumed
Total Return*		Net Assets End of Year (in thousands)	Net Expenses After Fee Credits		Expenses Before Fee Credits***		Net Investment Income		Expenses		Net Investment Income		Portfolio Turnover Rate

10.54%		$159,525	.97%		.97%		4.05		1.02%		4.00%		25%
6.55		171,448	.96		.97		3.66		1.02		3.61		26
(3.78)		152,201	.96		.96		3.65		1.02		3.59		45
8.96		149,367	.94		.94		3.69		1.01		3.62		28
2.76		144,162	.93		.93		3.60		1.01		3.52		36
3.33	††	150,313	.92	†	.92	†	3.72	†	1.02	†	3.62	†	4	††

9.68		1,123	1.67		1.67		3.35		1.72		3.30		25
5.84		1,638	1.66		1.67		2.96		1.72		2.91		26
(4.52)		1,335	1.68		1.68		2.92		1.74		2.86		45
8.21		1,307	1.67		1.67		2.96		1.74		2.89		28
2.05		1,183	1.65		1.65		2.88		1.73		2.80		36
2.98	††	1,193	1.64	†	1.64	†	3.00	†	1.74	†	2.90	†	4	††

(5.40	)††	1	.81	†	.81	†	3.80	†	.87	†	3.74	†	45
9.13		3,581	.64		.64		3.89		.71		3.82		28
3.13		6,304	.62		.62		3.90		.71		3.81		36
3.45	††	6,845	.61	†	.61	†	4.03	†	.71	†	3.93	†	4	††

(5.06	)††	1	.66	†	.66	†	3.95	†	.72	†	3.89	†	45
9.09		1	.62		.62		4.01		.69		3.94		28
2.92		6	.61		.61		3.92		.69		3.84		36
3.44	††	6	.64	†	.64	†	4.00	†	.73	†	3.91	†	4	††

Financial Highlights
FIRST INVESTORS TAX EXEMPT FUNDS

	P E R S H A R E D A T A
		Investment Operations				Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Period
NORTH CAROLINA FUND
Class A
2011	$13.10	$.524		$.898	$1.422	$.522	—	$.522	$14.00
2012	14.00	.503		.415	.918	.518	—	.518	14.40
2013	14.40	.504		(1.114)	(.610)	.500	—	.500	13.29
2014	13.29	.501	(b)	.579	1.080	.500	—	.500	13.87
2015	13.87	.496	(b)	(.166)	.330	.500	—	.500	13.70
2016 (c)	13.70	.245	(b)	.065	.310	.250	—	.250	13.76
Class B
2011	13.10	.448		.888	1.336	.426	—	.426	14.01
2012	14.01	.410		.402	.812	.422	—	.422	14.40
2013	14.40	.407		(1.113)	(.706)	.404	—	.404	13.29
2014	13.29	.402	(b)	.572	.974	.404	—	.404	13.86
2015	13.86	.389	(b)	(.175)	.214	.404	—	.404	13.67
2016 (c)	13.67	.191	(b)	.061	.252	.202	—	.202	13.72
Advisor Class
2013 (d)	14.39	.326		(1.104)	(.778)	.332	—	.332	13.28
2014	13.28	.537	(b)	.570	1.107	.517	—	.517	13.87
2015	13.87	.543	(b)	(.175)	.368	.528	—	.528	13.71
2016 (c)	13.71	.264	(b)	.070	.334	.264	—	.264	13.78
Institutional Class
2013 (d)	14.39	.343		(1.101)	(.758)	.332	—	.332	13.30
2014	13.30	.511	(b)	.586	1.097	.517	—	.517	13.88
2015	13.88	.517	(b)	(.179)	.338	.528	—	.528	13.69
2016 (c)	13.69	.264	(b)	.060	.324	.264	—	.264	13.75

See notes to financial statements

R A T I O S / S U P P L E M E N T A L D A T A

			Ratio to Average Net Assets**						Ratio to Average Net Assets Before Expenses Waived or Assumed
Total Return*		Net Assets End of Year (in thousands)	Net Expenses After Fee Credits		Expenses Before Fee Credits***		Net Investment Income		Expenses		Net Investment Income		Portfolio Turnover Rate

11.08%		$25,331	1.02%		1.02%		3.89%		1.07%		3.84%		21%
6.63		27,039	1.01		1.01		3.51		1.06		3.46		24
(4.30)		23,349	1.02		1.02		3.64		1.08		3.58		24
8.22		19,672	1.03		1.03		3.64		1.10		3.57		11
2.42		19,983	1.02		1.02		3.60		1.10		3.52		10
2.28	††	21,364	.99	†	.99	†	3.58	†	1.09	†	3.48	†	14	††

10.37		518	1.72		1.72		3.19		1.77		3.14		21
5.84		424	1.71		1.71		2.81		1.76		2.76		24
(4.96)		284	1.75		1.75		2.89		1.81		2.83		24
7.40		113	1.77		1.77		2.93		1.84		2.86		11
1.57		79	1.79		1.79		2.82		1.88		2.73		10
1.86	††	80	1.77	†	1.77	†	2.81	†	1.87	†	2.71	†	14	††

(5.42	)††	1	.88	†	.88	†	3.78	†	.94	†	3.72	†	24
8.43		370	.72		.72		3.88		.79		3.81		11
2.69		213	.72		.72		3.92		.80		3.84		10
2.45	††	343	.72	†	.72	†	3.85	†	.82	†	3.75	†	14	††

(5.28	)††	1	.73	†	.73	†	3.93	†	.79	†	3.87	†	24
8.34		1	.72		.72		3.95		.79		3.88		11
2.48		6	.71		.71		3.91		.79		3.83		10
2.38	††	6	.71	†	.71	†	3.87	†	.81	†	3.77	†	14	††

Financial Highlights
FIRST INVESTORS TAX EXEMPT FUNDS

	P E R S H A R E D A T A
		Investment Operations				Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Period
OHIO FUND
Class A
2011	$12.08	$.486		$.599	$1.085	$.485	$—	$.485	$12.68
2012	12.68	.464		.330	.794	.467	.007	.474	13.00
2013	13.00	.449		(.949)	(.500)	.440	—	.440	12.06
2014	12.06	.430	(b)	.765	1.195	.435	—	.435	12.82
2015	12.82	.431	(b)	(.130)	.301	.401	—	.401	12.72
2016 (c)	12.72	.212	(b)	.203	.415	.205	—	.205	12.93
Class B
2011	12.09	.422		.570	.992	.402	—	.402	12.68
2012	12.68	.382		.319	.701	.384	.007	.391	12.99
2013	12.99	.361		(.954)	(.593)	.357	—	.357	12.04
2014	12.04	.320	(b)	.756	1.076	.346	—	.346	12.77
2015	12.77	.310	(b)	(.127)	.183	.273	—	.273	12.68
2016 (c)	12.68	.149	(b)	.200	.349	.139	—	.139	12.89
Advisor Class
2013 (d)	13.06	.279		(1.007)	(.728)	.292	—	.292	12.04
2014	12.04	.397	(b)	.758	1.155	.435	—	.435	12.76
2015	12.76	.385	(b)	(.235)	.150	.390	—	.390	12.52
2016 (c)	12.52	.219	(b)	.207	.426	.196	—	.196	12.75
Institutional Class
2013 (d)	13.06	.305		(1.003)	(.698)	.292	—	.292	12.07
2014	12.07	.459	(b)	.756	1.215	.435	—	.435	12.85
2015	12.85	.457	(b)	(.121)	.336	.396	—	.396	12.79
2016 (c)	12.79	.231	(b)	.201	.432	.202	—	.202	13.02

See notes to financial statements

R A T I O S / S U P P L E M E N T A L D A T A

			Ratio to Average Net Assets**						Ratio to Average Net Assets Before Expenses Waived or Assumed
Total Return*		Net Assets End of Year (in thousands)	Net Expenses After Fee Credits		Expenses Before Fee Credits***		Net Investment Income		Expenses		Net Investment Income		Portfolio Turnover Rate

9.18%		$23,155	1.04%		1.04%		3.95%		1.09%		3.90%		35%
6.32		24,132	1.03		1.03		3.57		1.08		3.52		28
(3.92)		21,506	1.04		1.04		3.58		1.10		3.52		69
10.04		22,249	1.03		1.03		3.42		1.10		3.35		81
2.39		21,571	1.01		1.01		3.38		1.10		3.29		29
3.28	††	21,838	.99	†	.99	†	3.32	†	1.09	†	3.22	†	26	††

8.36		245	1.74		1.74		3.25		1.79		3.20		35
5.57		190	1.73		1.73		2.87		1.78		2.82		28
(4.63)		83	1.82		1.82		2.77		1.88		2.71		69
9.03		79	1.90		1.90		2.56		1.97		2.49		81
1.45		75	1.95		1.95		2.44		2.03		2.36		29
2.76	††	76	1.97	†	1.97	†	2.34	†	2.07	†	2.24	†	26	††

(5.59	)††	1	.89	†	.89	†	3.73	†	.95	†	3.67	†	69
9.71		1	.89		.89		3.56		.96		3.49		81
1.19		11	.87		.87		3.52		.96		3.43		29
3.42	††	12	.83	†	.83	†	3.49	†	.92	†	3.40	†	26	††

(5.35	)††	1	.74	†	.74	†	3.88	†	.80	†	3.82	†	69
10.20		1	.72		.72		3.73		.79		3.66		81
2.65		6	.70		.70		3.69		.79		3.60		29
3.40	††	6	.71	†	.71	†	3.60	†	.81	†	3.50	†	26	††

Financial Highlights
FIRST INVESTORS TAX EXEMPT FUNDS

	P E R S H A R E D A T A
		Investment Operations				Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Period
OREGON FUND
Class A
2011	$12.89	$.483		$.935	$1.418	$.488	—	$.488	$13.82
2012	13.82	.455		.439	.894	.454	—	.454	14.26
2013	14.26	.450		(1.165)	(.715)	.445	—	.445	13.10
2014	13.10	.446	(b)	.729	1.175	.445	—	.445	13.83
2015	13.83	.429	(b)	(.105)	.324	.434	—	.434	13.72
2016 (c)	13.72	.211	(b)	.350	.561	.201	—	.201	14.08
Class B
2011	12.87	.392		.924	1.316	.396	—	.396	13.79
2012	13.79	.355		.443	.798	.358	—	.358	14.23
2013	14.23	.345		(1.166)	(.821)	.349	—	.349	13.06
2014	13.06	.339	(b)	.730	1.069	.349	—	.349	13.78
2015	13.78	.318	(b)	(.111)	.207	.337	—	.337	13.65
2016 (c)	13.65	.151	(b)	.359	.510	.150	—	.150	14.01
Advisor Class
2013 (d)	14.33	.276		(1.240)	(.964)	.296	—	.296	13.07
2014	13.07	.481	(b)	.715	1.196	.466	—	.466	13.80
2015	13.80	.471	(b)	(.107)	.364	.474	—	.474	13.69
2016 (c)	13.69	.231	(b)	.347	.578	.228	—	.228	14.04
Institutional Class
2013 (d)	14.33	.323		(1.237)	(.914)	.296	—	.296	13.12
2014	13.12	.460	(b)	.736	1.196	.466	—	.466	13.85
2015	13.85	.455	(b)	(.118)	.337	.477	—	.477	13.71
2016 (c)	13.71	.230	(b)	.354	.584	.234	—	.234	14.06

See notes to financial statements

R A T I O S / S U P P L E M E N T A L D A T A

			Ratio to Average Net Assets**						Ratio to Average Net Assets Before Expenses Waived or Assumed
Total Return*		Net Assets End of Year (in thousands)	Net Expenses After Fee Credits		Expenses Before Fee Credits***		Net Investment Income		Expenses		Net Investment Income		Portfolio Turnover Rate

11.24%		$46,952	1.01%		1.01%		3.65%		1.06%		3.60%		26%
6.51		53,879	1.00		1.00		3.19		1.05		3.14		14
(5.08)		47,716	1.00		1.00		3.29		1.06		3.23		43
9.06		47,248	.99		.99		3.27		1.06		3.20		25
2.39		49,015	.98		.98		3.13		1.06		3.05		27
4.12	††	51,068	.95	†	.96	†	3.05	†	1.06	†	2.95	†	11	††

10.39		633	1.71		1.71		2.95		1.76		2.90		26
5.81		563	1.70		1.70		2.49		1.75		2.44		14
(5.83)		450	1.76		1.76		2.54		1.82		2.48		43
8.25		346	1.77		1.77		2.50		1.84		2.43		25
1.53		321	1.77		1.77		2.33		1.86		2.24		27
3.76	††	324	1.81	†	1.81	†	2.20	†	1.91	†	2.10	†	11	††

(6.74	)††	1	.84	†	.84	†	3.45	†	.90	†	3.39	†	43
9.24		2,698	.66		.66		3.50		.73		3.43		25
2.69		2,315	.67		.67		3.44		.75		3.36		27
4.26	††	2,716	.64	†	.65	†	3.36	†	.75	†	3.26	†	11	††

(6.39	)††	1	.69	†	.69	†	3.60	†	.75	†	3.54	†	43
9.21		1	.66		.66		3.60		.73		3.53		25
2.48		6	.66		.66		3.45		.74		3.37		27
4.29	††	6	.66	†	.66	†	3.35	†	.76	†	3.25	†	11	††

Financial Highlights
FIRST INVESTORS TAX EXEMPT FUNDS

	P E R S H A R E D A T A
		Investment Operations				Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Period
PENNSYLVANIA FUND
Class A
2011	$12.56	$.534		$.772	$1.306	$.536	$—	$.536	$13.33
2012	13.33	.505		.490	.995	.530	.015	.545	13.78
2013	13.78	.496		(1.008)	(.512)	.488	—	.488	12.78
2014	12.78	.495	(b)	.723	1.218	.488	—	.488	13.51
2015	13.51	.496	(b)	(.126)	.370	.490	—	.490	13.39
2016 (c)	13.39	.256	(b)	.112	.368	.248	—	.248	13.51
Class B
2011	12.56	.536		.673	1.209	.449	—	.449	13.32
2012	13.32	.484		.423	.907	.442	.015	.457	13.77
2013	13.77	.423		(1.043)	(.620)	.400	—	.400	12.75
2014	12.75	.383	(b)	.728	1.111	.401	—	.401	13.46
2015	13.46	.385	(b)	(.133)	.252	.402	—	.402	13.31
2016 (c)	13.31	.201	(b)	.110	.311	.201	—	.201	13.42
Advisor Class
2013 (d)	13.84	.313		(1.060)	(.747)	.323	—	.323	12.77
2014	12.77	.527	(b)	.717	1.244	.504	—	.504	13.51
2015	13.51	.534	(b)	(.127)	.407	.517	—	.517	13.40
2016 (c)	13.40	.277	(b)	.107	.384	.264	—	.264	13.52
Institutional Class
2013 (d)	13.84	.339		(1.066)	(.727)	.323	—	.323	12.79
2014	12.79	.496	(b)	.718	1.214	.504	—	.504	13.50
2015	13.50	.523	(b)	(.136)	.387	.517	—	.517	13.37
2016 (c)	13.37	.275	(b)	.109	.384	.264	—	.264	13.49

See notes to financial statements

R A T I O S / S U P P L E M E N T A L D A T A

			Ratio to Average Net Assets**						Ratio to Average Net Assets Before Expenses Waived or Assumed
Total Return*		Net Assets End of Year (in thousands)	Net Expenses After Fee Credits		Expenses Before Fee Credits***		Net Investment Income		Expenses		Net Investment Income		Portfolio Turnover Rate

10.64%		$37,602	1.01%		1.01%		4.14%		1.06%		4.09%		34%
7.56		40,210	1.01		1.01		3.69		1.06		3.64		33
(3.77)		35,056	1.00		1.00		3.74		1.07		3.67		41
9.65		36,354	.99		.99		3.72		1.06		3.65		40
2.79		34,100	.98		.98		3.69		1.06		3.61		58
2.77	††	33,831	.98	†	.98	†	3.83	†	1.08	†	3.73	†	21	††

9.81		580	1.71		1.71		3.44		1.76		3.39		34
6.88		438	1.71		1.71		2.99		1.76		2.94		33
(4.56)		295	1.80		1.80		2.93		1.87		2.86		41
8.79		283	1.82		1.82		2.89		1.89		2.82		40
1.90		261	1.79		1.79		2.88		1.88		2.79		58
2.35	††	288	1.77	†	1.77	†	3.03	†	1.87	†	2.93	†	21	††

(5.41	)††	1	.85		.85		3.89		.92		3.82		41
9.86		317	.71		.71		3.93		.78		3.86		40
3.07		592	.69		.69		3.98		.78		3.89		58
2.89	††	835	.67	†	.67	†	4.14	†	.77	†	4.04	†	21	††

(5.26	)††	1	.70	†	.70	†	4.04	†	.77	†	3.97	†	41
9.60		1	.68		.68		4.03		.75		3.96		40
2.93		6	.67		.67		4.00		.75		3.92		58
2.90	††	6	.67	†	.67	†	4.13	†	.77	†	4.03	†	21	††

Financial Highlights
FIRST INVESTORS TAX EXEMPT FUNDS

	P E R S H A R E D A T A
		Investment Operations				Less Distributions from
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain	Total Distributions	Net Asset Value, End of Period
VIRGINIA FUND
Class A
2011	$12.64	$.493		$.759	$1.252	$.492	—	$.492	$13.40
2012	13.40	.453		.332	.785	.465	—	.465	13.72
2013	13.72	.438		(1.030)	(.592)	.438	—	.438	12.69
2014	12.69	.434	(b)	.724	1.158	.438	—	.438	13.41
2015	13.41	.419	(b)	(.142)	.277	.417	—	.417	13.27
2016 (c)	13.27	.204	(b)	.274	.478	.198	—	.198	13.55
Class B
2011	12.61	.414		.746	1.160	.400	—	.400	13.37
2012	13.37	.374		.309	.683	.373	—	.373	13.68
2013	13.68	.368		(1.052)	(.684)	.346	—	.346	12.65
2014	12.65	.322	(b)	.714	1.036	.346	—	.346	13.34
2015	13.34	.298	(b)	(.153)	.145	.305	—	.305	13.18
2016 (c)	13.18	.119	(b)	.273	.392	.132	—	.132	13.44
Advisor Class
2013 (d)	13.78	.259		(1.088)	(.829)	.291	—	.291	12.66
2014	12.66	.450	(b)	.702	1.152	.442	—	.442	13.37
2015	13.37	.432	(b)	(.138)	.294	.424	—	.424	13.24
2016 (c)	13.24	.207	(b)	.265	.472	.202	—	.202	13.51
Institutional Class
2013 (d)	13.78	.321		(1.090)	(.769)	.291	—	.291	12.72
2014	12.72	.441	(b)	.721	1.162	.442	—	.442	13.44
2015	13.44	.442	(b)	(.148)	.294	.424	—	.424	13.31
2016 (c)	13.31	.224	(b)	.278	.502	.202	—	.202	13.61

*	Calculated without sales charges
**	Net of expenses waived or assumed by the investment adviser (Note 5)
***	The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements (Note 1E).
†	Annualized
††	Not annualized
(a)	Prior to September 4, 2012, known as Tax Exempt Fund.
(b)	Based on average shares outstanding during the period noted.
(c)	For the period January 1, 2016 to June 30, 2016.
(d)	For the period May 1, 2013 (inception of share class) to December 31, 2013.
(e)	Prior to September 4, 2012, known as Tax Exempt Fund II.

See notes to financial statements

R A T I O S / S U P P L E M E N T A L D A T A

			Ratio to Average Net Assets**						Ratio to Average Net Assets Before Expenses Waived or Assumed
Total Return*		Net Assets End of Year (in thousands)	Net Expenses After Fee Credits		Expenses Before Fee Credits***		Net Investment Income		Expenses		Net Investment Income		Portfolio Turnover Rate

10.11%		$36,247	1.01%		1.01%		3.80%		1.06%		3.75%		34%
5.92		41,169	1.01		1.01		3.32		1.06		3.27		19
(4.38)		39,638	1.00		1.00		3.32		1.06		3.26		38
9.23		40,448	.99		.99		3.29		1.06		3.22		38
2.11		42,491	.97		.97		3.16		1.05		3.08		26
3.63	††	45,628	.94	†	.95	†	3.07	†	1.05	†	2.97	†	10	††

9.35		417	1.71		1.71		3.10		1.76		3.05		34
5.15		288	1.71		1.71		2.62		1.76		2.57		19
(5.06)		153	1.77		1.77		2.54		1.83		2.48		38
8.26		108	1.83		1.83		2.45		1.90		2.38		38
1.11		34	1.93		1.93		2.26		2.01		2.18		26
2.99	††	23	2.21	†	2.21	†	1.80	†	2.31	†	1.70	†	10	††

(6.03	)††	1	.85	†	.85	†	3.47	†	.91	†	3.41	†	38
9.21		105	.80		.80		3.40		.87		3.33		38
2.24		89	.87		.87		3.26		.96		3.17		26
3.60	††	103	.89	†	.89	†	3.12	†	.99	†	3.02	†	10	††

(5.59	)††	1	.70	†	.70	†	3.62	†	.76	†	3.56	†	38
9.23		1	.67		.67		3.61		.74		3.54		38
2.24		6	.65		.65		3.48		.73		3.40		26
3.80	††	6	.66	†	.66	†	3.36	†	.76	†	3.26	†	10	††

Report of Independent Registered Public
Accounting Firm

To the Shareholders and Board of Trustees of
First Investors Tax Exempt Funds

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Tax Exempt Income Fund, Tax Exempt Opportunities Fund, and the twelve Funds comprising the Single State Tax Exempt Funds, as of June 30, 2016, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2016, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax Exempt Income Fund, Tax Exempt Opportunities Fund, and the twelve Funds comprising the Single State Tax Exempt Funds, as of June 30, 2016, and the results of their operations, changes in their net assets, and their financial highlights for periods presented, in conformity with accounting principles generally accepted in the United States of America.

Tait, Weller & Baker LLP

Philadelphia, Pennsylvania
August 26, 2016

Board Considerations of Advisory Contracts and Fees

(unaudited)

FIRST INVESTORS TAX EXEMPT FUNDS

The First Investors Tax Exempt Funds’ (the “Trust”) investment advisory agreements with the Trust’s investment adviser, on behalf of each of the Trust’s funds, can remain in effect after an initial term of no greater than two years only if they are renewed at least annually thereafter (i) by the vote of the Trustees or by a vote of the shareholders of each fund and (ii) by the vote of a majority of the Trustees who are not parties to the advisory agreement or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called specifically for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has four regularly scheduled and two informal meetings each year and takes into account throughout the year matters bearing on the approval of the advisory agreement. In particular, the Board and its standing committees also consider at each meeting certain of the factors that are relevant to the annual renewal of each fund’s advisory agreement, including investment performance, reports with respect to brokerage and portfolio transactions, portfolio turnover rates, compliance monitoring, and the services and support provided to each fund and its shareholders.

On April 21, 2016 (the “April Meeting”), the Independent Trustees met in person with senior management from Foresters Investment Management Company, Inc. (“FIMCO”), the Trust’s investment adviser, Trust counsel, independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) and others to give preliminary consideration to information bearing on the continuation of the advisory agreement with respect to each fund. The primary purpose of the April Meeting was to ensure that the Independent Trustees had ample opportunity to consider matters they deemed relevant in determining whether to continue the advisory agreement, and to request any additional information they considered reasonably necessary to their deliberations. The Independent Trustees also met in executive session with Independent Legal Counsel on April 20, 2016 to consider the continuation of the advisory agreement outside the presence of management. As part of the April Meeting, the Independent Trustees asked FIMCO to respond to certain additional questions prior to the contract approval meeting of the Board to be held on May 19, 2016 (the “May Meeting”).

At the May Meeting, the Board, including a majority of the Independent Trustees, approved the renewal of the investment advisory agreement (the “Advisory Agreement”) between FIMCO and each of the following funds (each a “Fund” and collectively the “Funds”): Tax Exempt Income Fund, Tax Exempt Opportunities Fund, California Tax Exempt Fund, Connecticut Tax Exempt Fund, Massachusetts Tax Exempt Fund, Michigan Tax Exempt Fund, Minnesota Tax Exempt Fund, New Jersey Tax Exempt Fund, New York Tax Exempt Fund, North Carolina Tax Exempt Fund, Ohio Tax Exempt Fund, Oregon Tax Exempt Fund, Pennsylvania Tax Exempt Fund and Virginia Tax Exempt Fund. The state-specific funds are collectively referred to as the “Single State Tax Exempt Funds.”

In reaching its decisions, the Board considered information furnished and discussed throughout the year at regularly scheduled Board and Committee meetings as well as a wide range of information provided specifically in relation to the renewal of the Advisory Agreement for the April Meeting and May Meeting. Information furnished at Board and/or Committee meetings

Board Considerations of Advisory Contracts and Fees

(continued) (unaudited)

FIRST INVESTORS TAX EXEMPT FUNDS

throughout the year included FIMCO’s analysis of each Fund’s investment performance, presentations given by FIMCO’s Director of Fixed Income (who, at the time, served as the portfolio manager for each of the Funds) and various reports on compliance and other services provided by FIMCO and its affiliates.

In preparation for the April Meeting and/or May Meeting, the Independent Trustees requested and received information compiled by Broadridge Financial Solutions, Inc. (formerly, Lipper, Inc.) (hereinafter, “Lipper”), an independent provider of investment company data, that included, among other things: (1) the investment performance over various time periods and the fees and expenses of each Fund as compared to a comparable group of funds as determined by Lipper (“Peer Group”); and (2) comparative information on each Fund’s volatility versus total return.

Additionally, in response to specific requests from the Independent Trustees in connection with the April Meeting and/or May Meeting, FIMCO furnished, and the Board considered, information concerning various aspects of its operations, including: (1) the nature, extent and quality of services provided by FIMCO and its affiliates to the Funds, including investment advisory and administrative services to the Funds; (2) the actual management fees paid by each Fund to FIMCO; (3) the costs of providing services to each Fund and the profitability of FIMCO and its affiliate, Foresters Investor Services, Inc. (“FIS”), the Funds’ affiliated transfer agent, from the relationship with each Fund; and (4) any “fall out” or ancillary benefits accruing to FIMCO or its affiliates as a result of the relationship with each Fund. FIMCO also provided, and the Board considered, an analysis of the overall profitability of the First Investors mutual fund business that included various entities affiliated with FIMCO as well as comparative profitability information based on analysis performed by FIMCO of the financial statements of certain publicly-traded mutual fund asset managers. The Board also considered FIMCO’s personnel and methods, including the education, experience of key personnel, and the number of its advisory and analytical personnel; general information regarding the compensation of FIMCO’s advisory personnel; FIMCO’s investment management process; FIMCO’s compliance program; the time and attention of FIMCO’s personnel devoted to the management of the Funds; FIMCO’s cybersecurity practices and related controls and business continuity plans; and material pending, threatened or settled litigation involving FIMCO, and any ongoing or completed audits, investigations or examinations by the Securities and Exchange Commission. The Board also considered information provided by FIMCO on management’s initiatives for increasing Fund assets and new product development, which included enhanced sales and marketing efforts (including selling Fund shares through independent channels and increasing the size of the sales force), continuing efforts as deemed practicable to reduce expenses and improve performance of the Funds, and improving the efficiency of back-office operations and services. In addition to evaluating, among other considerations, the written information provided by FIMCO, the Board also evaluated the answers to questions posed by the Board to representatives of FIMCO.

In considering the information and materials described above, the Independent Trustees took into account management style, investment strategies and prevailing market conditions. Moreover, the Independent Trustees received assistance from and met separately with Independent Legal Counsel during both the April Meeting and May Meeting and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to approvals of advisory agreements. Although the Advisory Agreement for all of the Funds was considered at the same Board meeting, the Independent Trustees addressed each Fund separately during the April Meeting and May Meeting.

Based on all of the information presented, the Board, including a majority of its Independent Trustees, determined on a Fund-by-Fund basis that the fees charged under the Advisory Agreement are reasonable in relation to the services that are provided under the Agreement. The Board did not identify any single factor as being of paramount importance in reaching its conclusions and determinations with respect to the continuance of the Advisory Agreement for each Fund and different Trustees may have given different weight to different factors. Although not meant to be all-inclusive, the following describes some of the factors that were considered by the Board in deciding to approve the continuance of the Advisory Agreement for each Fund.

Nature, Extent and Quality of Services

In examining the nature, extent and quality of the services provided by FIMCO, the Board recognized that FIMCO is dedicated to providing investment management services exclusively to the Funds and the other funds in the First Investors fund complex and that, unlike many other mutual fund managers, FIMCO is not in the business of providing management services to hedge funds, pension funds or private accounts. In this connection, the Board was advised that certain key FIMCO personnel provide separately managed account services to a FIMCO-affiliated investment adviser, but that these personnel spend most of their time serving their FIMCO clients. As a result, the Board considered that FIMCO’s personnel devote substantially all of their time to serving the funds in the First Investors fund complex. The Board also considered management’s explanation regarding the significant costs involved in providing the level of personal service that the First Investors fund complex seeks to deliver to its shareholders, which are primarily shareholders in the broad middle market.

The Board noted that FIMCO has undertaken extensive responsibilities as manager of the Funds, including: (1) the provision of investment advice to the Funds; (2) implementing policies and procedures designed to ensure compliance with each Fund’s investment objectives and policies; (3) the review of brokerage arrangements; (4) oversight of general portfolio compliance with applicable laws; (5) the provision of certain administrative services to the Funds, including fund accounting; and (6) the implementation of Board directives as they relate to the Funds. The Board noted that FIMCO provides not only advisory services, but historically also has provided certain administrative personnel and services that many other advisers do not provide without imposition of separate fees. The Board also noted the steps that FIMCO has taken to encourage strong performance, including providing significant incentives to portfolio managers based on Fund performance. In addition, the Board considered information regarding the overall financial strength of FIMCO and its affiliates and the resources and staffing in place with respect to the services provided to the Funds.

Board Considerations of Advisory Contracts and Fees

(continued) (unaudited)

FIRST INVESTORS TAX EXEMPT FUNDS

The Board also considered the nature, extent and quality of the services provided to the Funds by FIMCO’s affiliates, including transfer agency and distribution services. The Board took into account the fact that FIS is dedicated to providing transfer agency services exclusively to the Funds and the other funds in the First Investors fund complex. As a result, FIS can tailor its processes and services to satisfy the needs of the Funds’ shareholder base. The Board noted that the Funds’ shares are distributed primarily through Foresters Financial Services, Inc. (“FFS”), which is an affiliate of FIMCO.

Based on the information considered, the Board concluded that the nature, extent and quality of the services provided to each Fund by FIMCO were appropriate and consistent with the terms of the Advisory Agreement and supported approval of the Advisory Agreement.

Investment Performance

The Board placed significant emphasis on the investment performance of each of the Funds. While consideration was given to performance reports and discussions held at prior Board or Committee meetings, as applicable, particular attention was given to the performance information compiled by Lipper. In particular, the Board reviewed the total return of each Fund over the most recent calendar year (“1-year period”) and the annualized total return over the most recent three calendar year period (“3-year period”) and five calendar year period (“5-year period”). In addition, the Board considered the performance information provided by FIMCO for each Fund through April 30, 2016. The Board also reviewed the annual yield of each Fund for each of the past five calendar years. With regard to the total return and yield information, the Board considered the total return and yield of each Fund on a percentile and quintile basis as compared to its Peer Group. For purposes of the data provided, the first quintile is defined as 20% of the funds in the applicable Peer Group with the highest performance or yield, as applicable, and the fifth quintile is defined as 20% of the funds in the applicable Peer Group with the lowest performance or yield. The Board also considered FIMCO’s representations that it monitors to ensure portfolio managers invest in a manner consistent with the mandate for the Fund or Funds they manage.

On a Fund-by-Fund basis, the total return performance reports indicated, and the Board noted, that each Fund except for the Tax Exempt Income Fund and Minnesota Tax Exempt Fund fell within one of the top three quintiles for at least one of the total return performance periods provided by Lipper. In particular, the Board noted that: (i) the Tax Exempt Income Fund fell within the fourth quintile for the 1-year period, 3-year period and 5-year period; (ii) the Tax Exempt Opportunities Fund, Connecticut Tax Exempt Fund, Michigan Tax Exempt Fund and North Carolina Tax Exempt Fund fell within the top three quintiles for the 1-year period, 3-year period and 5-year period; (iii) the California Tax Exempt Fund fell within the third quintile for the 1-year period and 3-year period and the fourth quintile for the 5-year period; (iv) the Massachusetts Tax Exempt Fund, New York Tax Exempt Fund, Oregon Tax Exempt Fund, Pennsylvania Tax Exempt Fund and Virginia Tax Exempt Fund fell within the top three quintiles for the 3-year period and 5-year period but performance for the 1-year period was outside of the top three quintiles; (v) the New Jersey Tax Exempt Fund and Ohio Tax Exempt Fund fell within the third quintile for the 3-year period and outside of the top three quintiles for the 1-year period and 5-year period; and (vi) the Minnesota Tax Exempt Fund fell within the fifth quintile for the 1-year period and 3-year period but within the fourth quintile for the 5-year period. With respect to the Minnesota Tax Exempt Fund, the Board also considered a special performance report provided by FIMCO explaining that the Fund’s underperformance was primarily a function of its very short duration, which FIMCO would try to extend over time, and lack of exposure to BBB-rated and high yield bonds, which reflects FIMCO’s higher credit quality bias.

The Board also reviewed the yields of the Funds and noted that the yield for: (i) the Tax Exempt Income Fund and New York Tax Exempt Fund fell within one of the top two quintiles for each of the past five calendar years; (ii) the Connecticut, Massachusetts, Michigan, Minnesota, North Carolina, Ohio, Pennsylvania and Virginia Tax Exempt Funds fell within one of the top three quintiles for each of the past five calendar years; (iii) the Tax Exempt Opportunities Fund fell within one of the top three quintiles for two of the past five calendar years; (iv) the New Jersey Tax Exempt Fund fell within one of the top three quintiles for four of the past five calendar years; and (v) the California and Oregon Tax Exempt Funds fell within one of the top three quintiles for only one of the past five calendar years. The Board also considered management’s explanation that yield is a significant consideration for many investors in tax exempt funds. Moreover, the Board considered the volatility versus total return data provided by Lipper as well as FIMCO’s representation that it believes that the Funds use a more conservative investment style than many of their peers.

Based on the information considered, the Board concluded that the investment performance of each Fund was either (a) acceptable or better, or (b) subject to reasonable steps to monitor or address certain periods of underperformance.

Fund Expenses, Costs of Services, Economies of Scale and Related Benefits

Management Fees and Expenses. The Board also gave substantial consideration to the fees payable under each Fund’s Advisory Agreement.

The Board reviewed the information compiled by Lipper comparing each Fund’s contractual management fee rate (at common asset levels) and actual management fee rate (which included the effect of any fee waivers) as a percentage of average net assets to other funds in its Peer Group. In this regard, the Board considered the contractual and actual management fees of each Fund on a quintile basis as compared to its Peer Group and noted the relative position of each Fund within the Peer Group. With regard to all of the Funds, the Board noted that there were only a limited number of funds in each Fund’s Lipper Peer Group, thereby making comparisons of limited value. The Board also considered that FIMCO provides not only advisory services but also certain administrative personnel to the Funds under each Fund’s Advisory Agreement and that many other advisers do not provide such administrative personnel under their advisory agreements and that FIMCO also provides certain administrative services without the imposition of a separate fee. The Board also considered that FIMCO informed the Board that it intends to extend, on a voluntary basis, the existing management fee caps for all of the Funds until May

Board Considerations of Advisory Contracts and Fees

(continued) (unaudited)

FIRST INVESTORS TAX EXEMPT FUNDS

31, 2017. In particular, the Board noted that the contractual and actual management fees for each Fund were outside of the top three quintiles of their respective Peer Groups (other than the Connecticut and Oregon Tax Exempt Funds, each of which did not have enough peers in its Peer Group for Lipper to determine quintiles, but each of which was at or above the median for contractual and actual management fees for its Peer Group).

The Board also reviewed the information compiled by Lipper comparing each Fund’s Class A share total expense ratio, taking into account FIMCO’s current expense waivers (as applicable), and the ratio of the sum of actual management and other non-management fees (i.e., fees other than management, transfer agency and 12b-1/non-12b-1 fees) to other funds in its Peer Group, including on a quintile basis to the extent provided by Lipper. In particular, the Board noted that the total expense ratio for each Fund (other than the Connecticut and Oregon Tax Exempt Funds, each of which did not have enough peers in its Peer Group for Lipper to determine quintiles, but each of which was above the median total expense ratio for its Peer Group) was in the fifth quintile of their respective Peer Groups and the ratio of the sum of actual management and non-management fees for each Fund was in either the fourth or fifth quintile of their respective Peer Groups. In considering the level of the total expense ratio and the ratio of the sum of actual management and other non-management fees, the Board took into account management’s explanation that: (i) the average account size of many of the First Investors funds is small by comparison to the industry average account size and that funds with small average account sizes generally have higher expenses ratios than funds with larger average account sizes; (ii) there are significant costs involved in providing the level of personal service that the First Investors fund complex seeks to deliver to its shareholders; and (iii) Lipper expense comparisons do not take into account the size of a fund complex, and as a result, in most cases the First Investors funds are compared to funds in complexes that are much larger than First Investors. The Board also noted that Lipper’s customized expense groups tend to be fairly small in number and the funds included in the Peer Group generally change from year to year, thereby introducing an element of randomness that affects comparative results each year. While recognizing the limitations inherent in Lipper’s methodology, the Board believed that the data provided by Lipper was a generally appropriate measure of comparative expenses.

The foregoing comparisons assisted the Trustees by providing them with a basis for evaluating each Fund’s management fee and expense ratio on a relative basis and the Board concluded that each Fund’s management fees appeared reasonable in relation to the services and benefits provided to each Fund.

Profitability. The Board reviewed the materials it received from FIMCO regarding its revenues and costs in providing investment management and certain administrative services to the Funds. In particular, the Board considered the analysis of FIMCO’s profitability with respect to each Fund, calculated for the year ended December 31, 2015, as well as overall profitability information relating to the past five calendar years. The Board also considered the information provided by FIMCO comparing the profitability of certain publicly-traded mutual fund asset managers as analyzed by FIMCO based on publicly available financial statements and noted FIMCO’s analysis that its profit margin is significantly lower than the average of, and lower overall than any of, such publicly-traded managers. In reviewing the profitability information, the Board also considered the “fall-out” or ancillary benefits that may accrue to FIMCO and its affiliates as a result of their relationship with the Funds, which are discussed below. The Board acknowledged that, as a business matter, FIMCO was entitled to earn reasonable profits for its services to the Funds and concluded that the level of profitability to FIMCO of its contractual arrangements with each Fund did not appear so high as to call into question the appropriateness of the fees paid to FIMCO by any Fund or otherwise to preclude the proposed continuation of the Advisory Agreement for any of the Funds.

Economies of Scale. With respect to whether economies of scale are realized by FIMCO and the extent to which any economies of scale are reflected in the level of management fee rates charged, the Board considered that the Advisory Agreement fee schedule for each Fund includes breakpoints to account for management economies of scale as each Fund’s assets increase.

“Fall Out” or Ancillary Benefits. The Board considered the “fall-out” or ancillary benefits that may accrue to FIMCO as a result of its relationship with the Funds. In that regard, the Board considered the fact that FIMCO may receive research from broker-dealers that execute brokerage transactions for the funds in the First Investors fund complex. However, the Board noted that FIMCO must select brokers based on each Fund’s requirements for seeking best execution. The Board also considered the profits earned or losses incurred by FIS and the income received by FFS as a result of FIMCO’s management of the First Investors funds.

* * *

In summary, based on all relevant information and factors, none of which was individually determinative of the outcome, the Board, including a majority of the Independent Trustees, approved the renewal of the Advisory Agreement.

FIRST INVESTORS TAX EXEMPT FUNDS

Trustees

Susan E. Artmann

Mary J. Barneby

Charles R. Barton, III

Arthur M. Scutro, Jr.

Mark R. Ward

Officers

William Lipkus
President

Marc S. Milgram
Chief Compliance Officer

Joseph I. Benedek
Treasurer

Mark S. Spencer
Assistant Treasurer

Mary C. Carty
Secretary

Carol Lerner Brown
Assistant Secretary

Shareholder Information

Investment Adviser

Foresters Investment Management Company, Inc.

40 Wall Street
New York, NY 10005

Underwriter

Foresters Financial Services, Inc.

40 Wall Street
New York, NY 10005

Custodian

The Bank of New York Mellon

225 Liberty Street
New York, NY 10286

Transfer Agent

Foresters Investor Services, Inc.

Raritan Plaza I – 8th Floor
Edison, NJ 08837-3620

Independent Registered Public

Accounting Firm

Tait, Weller & Baker LLP

1818 Market Street
Philadelphia, PA 19103

Legal Counsel

K&L Gates LLP

1601 K Street, N.W.
Washington, D.C. 20006

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities is available, without charge, upon request by calling toll free 1-800-423-4026 or can be viewed online or downloaded from the EDGAR database on the U.S. Securities and Exchange Commission’s (“SEC”) internet website at http://www.sec.gov. In addition, information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available, without charge, upon request in writing or by calling 1-800-423-4026 and on the SEC’s internet website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC on Form N-Q, for the first and third quarters of each fiscal year. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov; and may also be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The schedule of portfolio holdings is also available, without charge, upon request in writing or by calling 1-800-423-4026.

NOTES

Foresters Financial 40 Wall Street New York, NY 10005

Item 2.  Code of Ethics

Not applicable for semi-annual report

Item 3.  Audit Committee Financial Expert

Not applicable for semi-annual report

Item 4.  Principal Accountant Fees and Services

Not applicable for semi-annual report

Item 5.  Audit Committee of Listed Registrants

Not applicable

Item 6.  Schedule of Investments

(a)	Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

Not applicable

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable

Item 10.  Submission of Matters to a Vote of Security Holders

There were no material changes to the procedure by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 11. Controls and Procedures

(a)
The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 as amended) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Code of Ethics - Not applicable for semi-annual report

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 - Filed herewith

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 - Filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Tax Exempt Funds

By	/S/ WILLIAM LIPKUS
William Lipkus
President and Principal Executive Officer

Date:	August 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/S/ WILLIAM LIPKUS
William Lipkus
President and Principal Executive Officer

By	/S/ JOSEPH I. BENEDEK
Joseph I. Benedek
Treasurer and Principal Financial Officer

Date:	August 24, 2016